Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares	Value
Common Stocks — 98.2%

Communication Services — 8.0%

Advertising — 0.6%
Omnicom Group, Inc. (1)	22,849	$1,439,487

Broadcasting — 0.2%
Discovery, Inc., Class A (1) (2)	21,413	576,224

Cable & Satellite — 1.6%
Charter Communications, Inc., Class A (1) (2)	5,746	3,746,334

Integrated Telecommunication Services — 2.8%
AT&T, Inc.	57,537	1,654,189
Verizon Communications, Inc.	85,650	5,174,116

		6,828,305
Interactive Home Entertainment — 1.6%
Electronic Arts, Inc. (2)	31,017	3,962,422

Interactive Media & Services — 1.1%
Alphabet, Inc., Class C (1) (2)	1,462	2,574,202

Publishing — 0.1%
John Wiley & Sons, Inc., Class A (1)	9,687	334,589

Total Communication Services		19,461,563

Consumer Discretionary — 8.8%

Automotive Retail — 2.1%
AutoZone, Inc. (2)	4,463	5,077,332

Education Services — 0.3%
Graham Holdings Co., Class B	1,459	652,202

General Merchandise Stores — 3.7%
Dollar General Corp.	16,240	3,549,739
Target Corp.	29,690	5,330,246

		8,879,985
Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc. (2)	1,426	4,517,625
eBay, Inc.	16,415	827,808

		5,345,433
Specialized Consumer Services — 0.5%
Terminix Global Holdings, Inc. (2)	26,756	1,311,847

Total Consumer Discretionary		21,266,799

Consumer Staples — 24.4%

Agricultural Products — 1.5%
Ingredion, Inc. (1)	48,390	3,733,289

Food Retail — 4.9%
Casey’s General Stores, Inc. (1)	8,813	1,601,146
Kroger Co.	162,482	5,361,906
Sprouts Farmers Market, Inc. (1) (2)	225,980	4,783,996

		11,747,048
Household Products — 2.9%
Church & Dwight Co., Inc. (1)	26,033	2,284,916
Procter & Gamble Co.	33,911	4,709,221

		6,994,137

Hypermarkets & Super Centers — 5.3%
Costco Wholesale Corp.	16,730	6,554,312
Walmart, Inc.	40,446	6,179,744

		12,734,056
Packaged Foods & Meats — 7.5%
Campbell Soup Co. (1)	45,809	2,291,366
Conagra Brands, Inc.	28,361	1,036,878
Flowers Foods, Inc. (1)	118,992	2,640,433
General Mills, Inc.	78,102	4,750,164
Hershey Co.	28,124	4,159,258
J.M. Smucker Co. (1)	4,343	509,000
Kellogg Co.	9,930	634,626
Lamb Weston Holdings, Inc.	13,525	978,940
Tyson Foods, Inc., Class A	19,072	1,243,494

		18,244,159
Soft Drinks — 2.3%
PepsiCo, Inc.	39,081	5,636,653

Total Consumer Staples		59,089,342

Energy — 0.7%

Integrated Oil & Gas — 0.7%
Chevron Corp.	12,212	1,064,642
Exxon Mobil Corp.	18,865	719,323

Total Energy		1,783,965

Financials — 8.5%

Asset Management & Custody Banks — 0.2%
Bank of New York Mellon Corp.	14,412	563,797

Financial Exchanges & Data — 1.6%
Morningstar, Inc. (1)	19,206	3,843,121

Investment Banking & Brokerage — 0.7%
Houlihan Lokey, Inc. (1)	9,867	639,184
Virtu Financial, Inc., Class A	42,217	962,126

		1,601,310
Property & Casualty Insurance — 3.3%
Allstate Corp.	47,929	4,905,533
Axis Capital Holdings, Ltd. (1)	23,436	1,174,378
Travelers Cos., Inc.	13,871	1,798,375

		7,878,286
Reinsurance — 2.7%
Everest Re Group, Ltd.	19,640	4,464,761
RenaissanceRe Holdings, Ltd.	13,251	2,181,645

		6,646,406

Total Financials		20,532,920

Healthcare — 17.0%

Biotechnology — 4.1%
AbbVie, Inc.	33,588	3,512,633
Amgen, Inc.	9,538	2,117,818
Gilead Sciences, Inc.	72,620	4,405,855

		10,036,306
Healthcare Equipment — 2.9%
Baxter International, Inc. (1)	44,853	3,411,967
Medtronic PLC	31,220	3,549,714

		6,961,681
Pharmaceuticals — 10.0%
Bristol-Myers Squibb Co.	79,296	4,948,070
Eli Lilly and Co.	33,412	4,866,458
Johnson & Johnson	30,347	4,390,604
Merck & Co., Inc.	58,057	4,667,202

Pfizer, Inc.	134,767	5,162,924
VIATRIS, Inc. (2)	16,968	285,402

		24,320,660

Total Healthcare		41,318,647

Industrials — 6.6%

Aerospace & Defense — 2.8%
Lockheed Martin Corp.	13,718	5,007,070
Northrop Grumman Corp.	5,648	1,707,164

		6,714,234
Environmental & Facilities Services — 3.8%
Republic Services, Inc.	33,240	3,214,973
Waste Management, Inc.	51,629	6,150,563

		9,365,536

Total Industrials		16,079,770

Information Technology — 6.0%

Application Software — 1.1%
Citrix Systems, Inc. (1)	21,660	2,684,107

Communications Equipment — 2.1%
Motorola Solutions, Inc.	29,427	5,047,613

Data Processing & Outsourced Services — 1.4%
Genpact, Ltd. (1)	84,262	3,425,250

Internet Services & Infrastructure — 0.3%
Palo Alto Networks, Inc. (2)	2,757	810,338

Systems Software — 1.1%
Microsoft Corp.	11,912	2,550,002

Total Information Technology		14,517,310

Materials — 2.1%

Gold — 2.1%
Newmont Corp.	85,900	5,052,638

Real Estate — 5.1%

Office REIT’s — 1.6%
Equity Commonwealth	141,608	3,754,028

Residential REIT’s — 0.8%
Equity LifeStyle Properties, Inc. (1)	33,935	1,988,252

Specialized REIT’s — 2.7%
CubeSmart (1)	19,006	618,265
Extra Space Storage, Inc. (1)	9,904	1,116,478
Public Storage (1)	21,665	4,862,926

		6,597,669

Total Real Estate		12,339,949

Utilities — 11.0%

Electric Utilities — 7.1%
American Electric Power Co., Inc. (1)	63,276	5,371,500
Avangrid, Inc.	40,340	1,877,423
Entergy Corp.	48,189	5,245,373
Xcel Energy, Inc. (1)	70,596	4,755,346

		17,249,642
Multi-Utilities — 1.8%
Ameren Corp. (1)	44,791	3,483,844
CMS Energy Corp.	16,579	1,020,272

		4,504,116

Water Utilities — 2.1%
American Water Works Co., Inc.	32,968	5,056,632

Total Utilities		26,810,390

Total Common Stocks (identified cost $197,063,620)		238,253,293

Short-Term Investments — 11.6%

Collateral Pool Investments for Securities on Loan — 10.0%
Collateral pool allocation (3)		24,135,616

Mutual Funds — 1.6%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (4)	3,938,015	3,937,227

Total Short-Term Investments (identified cost $28,073,237)		28,072,843

Total Investments — 109.8% (identified cost $225,136,857)		266,326,136

Other Assets and Liabilities — (9.8)%		(23,670,657)

Total Net Assets — 100.0%		$242,655,479

Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares	Value
Common Stocks — 97.8%

Communication Services — 6.6%

Broadcasting — 0.5%
Nexstar Media Group, Inc., Class A (1)	11,918	$1,254,369

Cable & Satellite — 2.7%
Comcast Corp., Class A	140,023	7,034,756

Integrated Telecommunication Services — 3.4%
AT&T, Inc.	74,342	2,137,332
Verizon Communications, Inc.	112,007	6,766,343

		8,903,675

Total Communication Services		17,192,800

Consumer Discretionary — 7.2%

Computer & Electronics Retail — 1.8%
Best Buy Co., Inc.	41,617	4,527,930

General Merchandise Stores — 2.4%
Target Corp.	34,897	6,265,058

Home Improvement Retail — 2.1%
Lowe’s Cos., Inc.	34,869	5,433,288

Hotels, Resorts & Cruise Lines — 0.9%
Wyndham Destinations, Inc.	56,088	2,359,061

Total Consumer Discretionary		18,585,337

Consumer Staples — 5.9%

Food Distributors — 1.2%
Sysco Corp. (1)	41,563	2,963,026

Household Products — 1.0%
Procter & Gamble Co.	19,210	2,667,693

Hypermarkets & Super Centers — 1.0%
Walmart, Inc.	17,373	2,654,421

Soft Drinks — 1.3%
PepsiCo, Inc. (1)	24,113	3,477,818

Tobacco — 1.4%
Philip Morris International, Inc. (1)	48,082	3,642,211

Total Consumer Staples		15,405,169

Energy — 2.7%

Integrated Oil & Gas — 0.7%
Chevron Corp. (1)	22,801	1,987,791

Oil & Gas-Exploration & Production — 1.4%
ConocoPhillips	52,249	2,066,971
EOG Resources, Inc.	31,940	1,497,347

		3,564,318
Oil & Gas-Refining & Marketing — 0.6%
Marathon Petroleum Corp.	37,829	1,470,791

Total Energy		7,022,900

Financials — 12.7%

Asset Management & Custody Banks — 1.6%
Ameriprise Financial, Inc.	22,343	4,138,817

Consumer Finance — 1.3%
Ally Financial, Inc.	66,924	1,984,296
Discover Financial Services	18,882	1,438,242

		3,422,538
Diversified Banks — 2.5%
Citigroup, Inc.	119,086	6,558,066

Investment Banking & Brokerage — 4.7%
Goldman Sachs Group, Inc.	24,322	5,608,167
Morgan Stanley	104,295	6,448,560

		12,056,727
Property & Casualty Insurance — 1.6%
Allstate Corp.	40,237	4,118,257

Regional Banks — 1.0%
Citizens Financial Group, Inc.	77,810	2,541,275

Total Financials		32,835,680

Healthcare — 13.5%

Biotechnology — 1.8%
AbbVie, Inc. (1)	44,061	4,607,899

Healthcare Equipment — 1.5%
Medtronic PLC	34,399	3,911,166

Healthcare Services — 1.2%
CVS Health Corp.	47,352	3,209,992

Managed Healthcare — 0.7%
UnitedHealth Group, Inc.	5,120	1,722,061

Pharmaceuticals — 8.3%
Bristol-Myers Squibb Co.	59,187	3,693,269
Eli Lilly and Co.	14,371	2,093,136
Johnson & Johnson	52,416	7,583,547
Merck & Co., Inc.	64,693	5,200,670
Pfizer, Inc.	72,971	2,795,519
VIATRIS, Inc.	9,054	152,289

		21,518,430

Total Healthcare		34,969,548

Industrials — 11.2%

Aerospace & Defense — 2.2%
Lockheed Martin Corp.	4,399	1,605,635
Northrop Grumman Corp.	6,315	1,908,772
Raytheon Technologies Corp. (1)	29,172	2,092,216

		5,606,623
Building Products — 0.7%
Trane Technologies PLC	13,114	1,917,791

Construction Machinery & Heavy Trucks — 2.6%
Caterpillar, Inc.	23,733	4,119,811
Cummins, Inc.	11,064	2,557,665

		6,677,476
Electrical Components & Equipment — 2.7%
Eaton Corp. PLC	32,901	3,984,640
Hubbell, Inc.	18,406	2,974,226

		6,958,866
Industrial Conglomerates — 0.5%
Carlisle Cos., Inc.	9,189	1,330,843

Industrial Machinery — 2.0%
Parker-Hannifin Corp.	12,747	3,406,763
Timken Co.	24,674	1,812,059

		5,218,822
Railroads — 0.5%
Union Pacific Corp.	6,802	1,388,152

Total Industrials		29,098,573

Information Technology — 23.7%

Communications Equipment — 3.9%
Cisco Systems, Inc.	129,314	5,563,088
Motorola Solutions, Inc.	26,830	4,602,150

		10,165,238
IT Consulting & Other Services — 1.6%
Amdocs, Ltd.	30,877	2,032,015
Leidos Holdings, Inc. (1)	19,361	1,949,653

		3,981,668
Semiconductor Equipment — 3.7%
Applied Materials, Inc.	44,088	3,636,378
KLA Corp.	11,999	3,023,388
Lam Research Corp. (1)	6,525	2,953,607

		9,613,373
Semiconductors — 8.5%
Broadcom, Inc. (1)	16,789	6,742,127
Intel Corp.	64,013	3,095,029
QUALCOMM, Inc. (1)	48,308	7,109,488
Texas Instruments, Inc. (1)	30,873	4,978,271

		21,924,915
Systems Software — 5.0%
Microsoft Corp.	42,551	9,108,892
Oracle Corp.	68,019	3,926,057

		13,034,949
Technology Distributors — 0.5%
CDW Corp.	10,377	1,354,095

Technology Hardware, Storage & Peripherals — 0.5%
Seagate Technology PLC (1)	21,003	1,235,186

Total Information Technology		61,309,424

Materials — 5.1%

Diversified Chemicals — 1.6%
Huntsman Corp.	173,665	4,301,682

Fertilizers & Agricultural Chemicals — 0.9%
CF Industries Holdings, Inc.	59,819	2,231,249

Gold — 0.6%
Newmont Corp. (1)	28,414	1,671,311

Specialty Chemicals — 1.2%
PPG Industries, Inc. (1)	20,819	3,055,605

Steel — 0.8%
Reliance Steel & Aluminum Co. (1)	17,406	2,050,427

Total Materials		13,310,274

Real Estate — 4.1%

Residential REIT’s — 0.8%
Camden Property Trust	20,325	2,008,720

Specialized REIT’s — 3.3%
CyrusOne, Inc.	20,418	1,427,422

Gaming and Leisure Properties, Inc.	82,196	3,414,422
Lamar Advertising Co., Class A	34,581	2,752,994
Life Storage, Inc.	10,167	1,115,523

		8,710,361

Total Real Estate		10,719,081

Utilities — 5.1%

Electric Utilities — 2.5%
Entergy Corp.	46,746	5,088,302
NRG Energy, Inc.	41,645	1,363,874

		6,452,176

Independent Power Producers & Energy Traders — 2.2%
AES Corp.	274,697	5,614,807

Multi-Utilities — 0.4%
CMS Energy Corp. (1)	17,973	1,106,058

Total Utilities		13,173,041

Total Common Stocks (identified cost $187,921,042)		253,621,827

Short-Term Investments — 8.6%

Collateral Pool Investments for Securities on Loan — 6.6%
Collateral pool allocation (3)		16,968,515

Mutual Funds — 2.0%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (4)	5,261,787	5,260,735

Total Short-Term Investments (identified cost $22,229,712)		22,229,250

Total Investments — 106.4% (identified cost $210,150,754)		275,851,077

Other Assets and Liabilities — (6.4)%		(16,558,346)

Total Net Assets — 100.0%		$259,292,731

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares	Value
Common Stocks — 99.1%

Communication Services — 7.0%

Broadcasting — 1.6%
Discovery, Inc., Class A (1) (2)	158,470	$4,264,428

Cable & Satellite — 1.9%
Comcast Corp., Class A	102,514	5,150,303

Integrated Telecommunication Services — 2.4%
Verizon Communications, Inc. (1)	111,240	6,720,009

Interactive Home Entertainment — 1.1%
Electronic Arts, Inc. (1) (2)	24,067	3,074,559

Total Communication Services		19,209,299

Consumer Discretionary — 7.8%

Apparel, Accessories & Luxury Goods — 0.7%
Carter’s, Inc. (1)	22,400	1,993,376

Footwear — 1.3%
Deckers Outdoor Corp. (2)	13,541	3,447,403

General Merchandise Stores — 2.0%
Target Corp.	30,368	5,451,967

Home Improvement Retail — 1.0%
Lowe’s Cos., Inc.	17,746	2,765,182

Homefurnishing Retail — 1.3%
Williams-Sonoma, Inc. (1)	32,360	3,542,449

Hotels, Resorts & Cruise Lines — 0.5%
Wyndham Destinations, Inc.	33,789	1,421,166

Leisure Products — 1.0%
Polaris, Inc. (1)	27,444	2,634,624

Total Consumer Discretionary		21,256,167

Consumer Staples — 8.6%

Household Products — 2.2%
Procter & Gamble Co.	42,984	5,969,188

Hypermarkets & Super Centers — 3.2%
Walmart, Inc.	57,645	8,807,580

Packaged Foods & Meats — 3.2%
Conagra Brands, Inc.	50,973	1,863,573
General Mills, Inc.	35,444	2,155,704
Hershey Co.	15,928	2,355,592
Tyson Foods, Inc., Class A (1)	39,077	2,547,820

		8,922,689

Total Consumer Staples		23,699,457

Energy — 1.8%

Oil & Gas-Exploration & Production — 1.8%
Cabot Oil & Gas Corp. (1)	149,096	2,612,162

EOG Resources, Inc. (1)	46,998	2,203,266

Total Energy		4,815,428

Financials — 21.8%

Asset Management & Custody Banks — 1.3%
Ameriprise Financial, Inc. (1)	19,656	3,641,077

Consumer Finance — 1.9%
American Express Co. (1)	19,720	2,338,595
Capital One Financial Corp. (1)	33,263	2,848,643

		5,187,238
Diversified Banks — 2.6%
Citigroup, Inc. (1)	127,455	7,018,947

Investment Banking & Brokerage — 4.7%
Goldman Sachs Group, Inc. (1)	16,446	3,792,119
Morgan Stanley (1)	112,578	6,960,698
Raymond James Financial, Inc.	24,454	2,224,091

		12,976,908
Other Diversified Financial Services — 0.9%
Voya Financial, Inc. (1)	40,881	2,355,972

Property & Casualty Insurance — 3.8%
Allstate Corp. (1)	54,838	5,612,669
Travelers Cos., Inc. (1)	37,601	4,874,970

		10,487,639
Regional Banks — 5.0%
Citizens Financial Group, Inc.	143,343	4,681,582
KeyCorp	244,199	3,775,317
Regions Financial Corp.	230,049	3,512,848
Zions Bancorp NA (1)	46,517	1,795,091

		13,764,838
Reinsurance — 1.6%
Everest Re Group, Ltd.	19,029	4,325,863

Total Financials		59,758,482

Healthcare — 15.8%

Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc. (1) (2)	29,859	3,646,082
Exelixis, Inc. (2)	125,375	2,402,185

		6,048,267
Healthcare Equipment — 3.2%
Baxter International, Inc. (1)	51,336	3,905,129
Medtronic PLC	42,561	4,839,186

		8,744,315
Healthcare Facilities — 1.0%
Universal Health Services, Inc., Class B (1)	22,032	2,876,939

Healthcare Services — 2.2%
Cigna Corp.	17,740	3,710,143
DaVita, Inc. (1) (2)	21,161	2,324,536

		6,034,679
Healthcare Technology — 0.7%
Cerner Corp. (1)	24,377	1,824,375

Pharmaceuticals — 6.5%
Eli Lilly and Co. (1)	22,103	3,219,302
Jazz Pharmaceuticals PLC (1) (2)	23,893	3,361,984
Johnson & Johnson	48,910	7,076,299

Merck & Co., Inc.	50,374	4,049,566

		17,707,151

Total Healthcare		43,235,726

Industrials — 14.9%

Aerospace & Defense — 1.1%
Northrop Grumman Corp.	9,724	2,939,176

Agricultural & Farm Machinery — 1.5%
AGCO Corp.	43,139	3,990,789

Building Products — 2.0%
Masco Corp.	73,858	3,963,959
Owens Corning (1)	21,198	1,544,698

		5,508,657
Construction & Engineering — 1.2%
Quanta Services, Inc. (1)	49,520	3,384,197

Construction Machinery & Heavy Trucks — 1.6%
Allison Transmission Holdings, Inc. (1)	109,106	4,478,801

Electrical Components & Equipment — 0.5%
Hubbell, Inc. (1)	9,122	1,474,024

Environmental & Facilities Services — 0.8%
Clean Harbors, Inc. (2)	32,321	2,339,071

Human Resource & Employment Services — 0.6%
Robert Half International, Inc. (1)	25,319	1,624,973

Industrial Conglomerates — 1.2%
Carlisle Cos., Inc.	22,513	3,260,558

Industrial Machinery — 1.3%
Timken Co.	47,063	3,456,307

Railroads — 1.0%
Kansas City Southern (1)	14,712	2,738,933

Trading Companies & Distributors — 2.1%
United Rentals, Inc. (2)	14,732	3,343,869
WW Grainger, Inc. (1)	5,500	2,300,650

		5,644,519

Total Industrials		40,840,005

Information Technology — 11.4%

Communications Equipment — 2.1%
Cisco Systems, Inc.	50,063	2,153,710
F5 Networks, Inc. (1) (2)	21,809	3,550,724

		5,704,434
Data Processing & Outsourced Services — 1.0%
Euronet Worldwide, Inc. (1) (2)	20,716	2,785,059

Electronic Components — 0.9%
Dolby Laboratories, Inc., Class A	28,932	2,559,035

Electronic Equipment & Instruments — 0.7%
Zebra Technologies Corp., Class A (1) (2)	4,998	1,891,343

Electronic Manufacturing Services — 0.6%
Jabil, Inc. (1)	43,676	1,669,297

IT Consulting & Other Services — 0.6%
CACI International, Inc., Class A (2)	7,358	1,745,980

Semiconductors — 2.1%
Intel Corp.	115,415	5,580,315

Systems Software — 2.6%
Microsoft Corp.	19,328	4,137,545
Oracle Corp.	50,712	2,927,097

		7,064,642
Technology Distributors — 0.8%
CDW Corp.	16,511	2,154,520

Total Information Technology		31,154,625

Materials — 1.3%

Diversified Chemicals — 0.7%
Huntsman Corp.	73,427	1,818,787

Steel — 0.6%
Steel Dynamics, Inc.	45,484	1,646,975

Total Materials		3,465,762

Real Estate — 4.3%

Residential REIT’s — 1.0%
Camden Property Trust (1)	28,901	2,856,286

Retail REIT’s — 1.2%
Brixmor Property Group, Inc.	217,367	3,319,194

Specialized REIT’s — 2.1%
Gaming and Leisure Properties, Inc. (1)	51,784	2,151,108
Lamar Advertising Co., Class A (1)	44,812	3,567,483

		5,718,591

Total Real Estate		11,894,071

Utilities — 4.4%

Electric Utilities — 2.5%
Avangrid, Inc.	41,340	1,923,964
Entergy Corp. (1)	45,246	4,925,027

		6,848,991
Independent Power Producers & Energy Traders — 1.9%
AES Corp. (1)	251,780	5,146,383

Total Utilities		11,995,374

Total Common Stocks (identified cost $225,629,126)		271,324,396

Short-Term Investments — 11.1%

Collateral Pool Investments for Securities on Loan — 10.3%
Collateral pool allocation (3)		28,354,507

Mutual Funds — 0.8%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (4)	2,095,722	2,095,302

Total Short-Term Investments (identified cost $30,449,603)		30,449,809

Total Investments — 110.2% (identified cost $256,078,729)		301,774,205

Other Assets and Liabilities — (10.2)%		(27,911,481)

Total Net Assets — 100.0%		$273,862,724

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares	Value
Common Stocks — 98.3%

Communication Services — 13.0%

Cable & Satellite — 0.8%
Charter Communications, Inc., Class A (1) (2)	5,409	$3,526,614

Interactive Home Entertainment — 2.0%
Electronic Arts, Inc. (2)	33,321	4,256,758
Take-Two Interactive Software, Inc. (1) (2)	27,592	4,980,632

		9,237,390
Interactive Media & Services — 10.2%
Alphabet, Inc., Class A (2)	3,106	5,449,166
Alphabet, Inc., Class C (2)	11,105	19,553,018
Facebook, Inc., Class A (2)	78,719	21,802,801

		46,804,985

Total Communication Services		59,568,989

Consumer Discretionary — 11.3%

Apparel, Accessories & Luxury Goods — 0.7%
Carter’s, Inc.	36,496	3,247,779

Footwear — 1.2%
Deckers Outdoor Corp. (2)	21,467	5,465,284

General Merchandise Stores — 1.4%
Target Corp.	35,324	6,341,718

Home Improvement Retail — 1.7%
Lowe’s Cos., Inc.	51,133	7,967,544

Internet & Direct Marketing Retail — 6.3%
Amazon.com, Inc. (2)	7,890	24,995,835
Etsy, Inc. (1) (2)	24,161	3,882,673

		28,878,508

Total Consumer Discretionary		51,900,833

Consumer Staples — 3.9%

Household Products — 0.7%
Procter & Gamble Co.	24,645	3,422,451

Hypermarkets & Super Centers — 1.1%
Walmart, Inc.	33,819	5,167,205

Packaged Foods & Meats — 1.2%
Hershey Co.	36,118	5,341,491

Personal Products — 0.9%
Estee Lauder Cos., Inc., Class A	16,588	4,069,368

Total Consumer Staples		18,000,515

Financials — 2.9%

Diversified Banks — 1.3%
U.S. Bancorp	142,764	6,168,832

Property & Casualty Insurance — 1.6%
Allstate Corp.	70,648	7,230,823

Total Financials		13,399,655

Healthcare — 14.2%

Biotechnology — 3.9%
Alexion Pharmaceuticals, Inc. (2)	33,492	4,089,708
Exelixis, Inc. (2)	130,213	2,494,881
Neurocrine Biosciences, Inc. (1) (2)	33,630	3,192,832
Sarepta Therapeutics, Inc. (1) (2)	11,038	1,554,813
Vertex Pharmaceuticals, Inc. (2)	29,106	6,628,892

		17,961,126
Healthcare Services — 0.7%
DaVita, Inc. (1) (2)	29,806	3,274,189

Healthcare Supplies — 2.1%
Align Technology, Inc. (1) (2)	19,826	9,542,056

Healthcare Technology — 0.8%
Veeva Systems, Inc., Class A (1) (2)	13,571	3,757,403

Life Sciences Tools & Services — 0.7%
Bio-Techne Corp.	10,624	3,222,365

Managed Healthcare — 1.0%
Humana, Inc.	10,941	4,382,089

Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	56,610	3,532,464
Eli Lilly and Co.	43,918	6,396,657
Horizon Therapeutics PLC (2)	70,487	4,964,399
Jazz Pharmaceuticals PLC (2)	20,847	2,933,381
Merck & Co., Inc.	65,027	5,227,521

		23,054,422

Total Healthcare		65,193,650

Industrials — 8.1%

Construction & Engineering — 0.9%
Quanta Services, Inc.	61,539	4,205,575

Construction Machinery & Heavy Trucks — 0.9%
Allison Transmission Holdings, Inc.	105,614	4,335,455

Electrical Components & Equipment — 1.7%
Regal Beloit Corp.	22,606	2,691,018
Sensata Technologies Holding PLC (2)	107,097	5,229,547

		7,920,565
Industrial Conglomerates — 2.3%
3M Co.	40,744	7,037,711
Carlisle Cos., Inc.	23,664	3,427,257

		10,464,968
Research & Consulting Services — 0.8%
TransUnion (1)	40,543	3,693,062

Trading Companies & Distributors — 1.5%
WW Grainger, Inc.	16,052	6,714,551

Total Industrials		37,334,176

Information Technology — 42.5%

Application Software — 2.8%
Adobe, Inc. (1) (2)	27,369	13,095,245

Communications Equipment — 3.0%
Ciena Corp.	46,022	2,061,786

F5 Networks, Inc. (2)	39,615	6,449,718
Motorola Solutions, Inc.	31,972	5,484,157

		13,995,661
Data Processing & Outsourced Services — 8.5%
Euronet Worldwide, Inc. (2)	16,332	2,195,674
Mastercard, Inc., Class A (1)	50,082	16,853,094
PayPal Holdings, Inc. (1) (2)	60,598	12,975,244
Visa, Inc., Class A (1)	33,047	6,951,436

		38,975,448
Electronic Equipment & Instruments — 0.9%
Zebra Technologies Corp., Class A (2)	11,230	4,249,656

Electronic Manufacturing Services — 0.9%
IPG Photonics Corp. (2)	19,395	4,014,959

Internet Services & Infrastructure — 1.4%
Okta, Inc. (2)	9,381	2,298,720
Palo Alto Networks, Inc. (2)	13,481	3,962,336

		6,261,056
Semiconductors — 5.5%
Broadcom, Inc.	14,607	5,865,879
NVIDIA Corp. (1)	20,207	10,832,165
Texas Instruments, Inc.	53,241	8,585,111

		25,283,155
Systems Software — 11.5%
Fortinet, Inc. (1) (2)	51,094	6,296,314
Microsoft Corp.	160,657	34,391,844
Oracle Corp.	30,876	1,782,163
ServiceNow, Inc. (1) (2)	19,217	10,272,447

		52,742,768
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc. (1)	310,760	36,995,978

Total Information Technology		195,613,926

Materials — 1.6%

Commodity Chemicals — 1.0%
Dow, Inc.	87,199	4,622,419

Specialty Chemicals — 0.6%
PPG Industries, Inc. (1)	17,450	2,561,137

Total Materials		7,183,556

Real Estate — 0.8%

Specialized REIT’s — 0.8%
Lamar Advertising Co., Class A	46,231	3,680,450

Total Common Stocks (identified cost $265,447,245)		451,875,750

Short-Term Investments — 10.0%

Collateral Pool Investments for Securities on Loan — 8.0%
Collateral pool allocation (3)		37,056,473

Mutual Funds — 2.0%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (4)	9,083,831	9,082,015

Total Short-Term Investments (identified cost $46,139,293)		46,138,488

Total Investments — 108.3% (identified cost $311,586,538)		498,014,238

Other Assets and Liabilities — (8.3)%		(38,065,943)

Total Net Assets — 100.0%		$459,948,295

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares	Value
Common Stocks — 98.5%

Communication Services — 4.5%

Advertising — 1.3%
Interpublic Group of Cos., Inc. (1)	25,593	$570,212

Cable & Satellite — 1.0%
DISH Network Corp., Class A (1) (2)	12,024	431,301

Interactive Media & Services — 1.1%
Twitter, Inc. (2)	9,950	462,774

Publishing — 1.1%
News Corp., Class A	26,435	466,578

Total Communication Services		1,930,865

Consumer Discretionary — 8.3%

Apparel, Accessories & Luxury Goods — 2.1%
PVH Corp. (1)	5,882	467,560

Ralph Lauren Corp. (1)	4,781	409,971

		877,531
Auto Parts & Equipment — 1.1%
Lear Corp. (1)	3,401	486,173

Automotive Retail — 0.9%
AutoZone, Inc. (2)	338	384,526

Consumer Electronics — 1.0%
Garmin, Ltd.	3,808	444,622

Education Services — 1.3%
Graham Holdings Co., Class B	1,229	549,387

Homebuilding — 1.0%
PulteGroup, Inc.	9,551	416,710

Internet & Direct Marketing Retail — 0.9%
Qurate Retail, Inc.	37,908	396,897

Total Consumer Discretionary		3,555,846

Consumer Staples — 5.8%

Agricultural Products — 1.3%
Ingredion, Inc.	7,165	552,780

Brewers — 1.2%
Molson Coors Beverage Co., Class B (1)	11,361	522,606

Food Distributors — 1.1%
Sysco Corp. (1)	6,802	484,914

Packaged Foods & Meats — 2.2%
Hershey Co.	3,656	540,686

J.M. Smucker Co.	3,309	387,815

		928,501

Total Consumer Staples		2,488,801

Energy — 1.8%

Oil & Gas-Exploration & Production — 1.8%
Cimarex Energy Co.	13,491	485,001

Pioneer Natural Resources Co.	2,881	289,771

Total Energy		774,772

Financials — 15.8%

Asset Management & Custody Banks — 3.2%
Ameriprise Financial, Inc.	4,707	871,925

State Street Corp. (1)	7,286	513,517

		1,385,442
Investment Banking & Brokerage — 3.6%
Evercore, Inc., Class A (1)	10,144	922,394

Raymond James Financial, Inc.	6,612	601,361

		1,523,755
Life & Health Insurance — 2.0%
Globe Life, Inc. (1)	4,621	430,215

Principal Financial Group, Inc. (1)	8,575	426,950

		857,165
Multi-Line Insurance — 2.9%
American Financial Group, Inc. (1)	5,296	473,515

Hartford Financial Services Group, Inc.	17,684	781,633

		1,255,148
Regional Banks — 4.1%
Citizens Financial Group, Inc.	13,794	450,512
Comerica, Inc.	6,071	298,693
Regions Financial Corp.	35,100	535,977

Signature Bank (1)	4,005	449,321

		1,734,503

Total Financials		6,756,013

Healthcare — 10.3%

Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc. (2)	3,207	391,607

Exelixis, Inc. (2)	13,600	260,576

		652,183
Healthcare Equipment — 4.2%
Hologic, Inc. (2)	4,188	289,516
Steris PLC (1)	3,828	741,905

Zimmer Biomet Holdings, Inc.	5,043	752,012

		1,783,433
Healthcare Facilities — 1.2%
Acadia Healthcare Co., Inc. (2)	11,891	504,773

Healthcare Supplies — 1.2%
Dentsply Sirona, Inc. (1)	9,703	493,786

Life Sciences Tools & Services — 0.8%
Charles River Laboratories International, Inc. (2)	1,503	352,484

Pharmaceuticals — 1.4%
Jazz Pharmaceuticals PLC (2)	4,350	612,088

Total Healthcare		4,398,747

Industrials — 17.8%

Agricultural & Farm Machinery — 1.4%
AGCO Corp.	6,491	600,483

Construction & Engineering — 3.4%
Quanta Services, Inc.	9,481	647,931
Valmont Industries, Inc.	4,945	805,936

		1,453,867
Construction Machinery & Heavy Trucks — 2.5%

Allison Transmission Holdings, Inc.	11,421	468,832

Cummins, Inc.	2,551	589,715

		1,058,547
Electrical Components & Equipment — 3.5%

Hubbell, Inc.	4,196	678,032

Regal Beloit Corp.	6,804	809,948

		1,487,980
Environmental & Facilities Services — 2.0%

Clean Harbors, Inc. (2)	6,439	465,990
Republic Services, Inc.	4,259	411,931

		877,921
Industrial Conglomerates — 1.3%
Carlisle Cos., Inc.	3,734	540,795

Industrial Machinery — 0.9%
Crane Co. (1)	5,747	399,589

Research & Consulting Services — 0.9%
TransUnion	4,153	378,297

Trucking — 1.9%
Ryder System, Inc. (1)	8,658	512,727

Schneider National, Inc., Class B (1)	15,151	316,656

		829,383

Total Industrials		7,626,862

Information Technology — 11.1%

Application Software — 1.2%
SS&C Technologies Holdings, Inc. (1)	7,558	520,671

Data Processing & Outsourced Services — 0.9%
Maximus, Inc.	5,254	377,290

Electronic Components — 1.6%
Dolby Laboratories, Inc., Class A	7,849	694,244

Electronic Equipment & Instruments — 1.3%
National Instruments Corp. (1)	14,321	536,035

Electronic Manufacturing Services — 1.6%
Jabil, Inc.	18,287	698,929

Internet Services & Infrastructure — 0.8%
Akamai Technologies, Inc. (2)	3,207	331,957

Semiconductors — 2.2%
ON Semiconductor Corp. (1) (2)	31,892	916,895

Systems Software — 0.6%
NortonLifeLock, Inc.	14,836	270,460

Technology Distributors — 0.9%
CDW Corp.	3,017	393,688

Total Information Technology		4,740,169

Materials — 6.9%

Commodity Chemicals — 1.4%
Valvoline, Inc. (1)	25,412	579,139

Metal & Glass Containers — 1.3%
Crown Holdings, Inc. (2)	5,826	549,101

Paper Packaging — 1.2%
WestRock Co.	12,412	523,911

Specialty Chemicals — 1.1%
Celanese Corp. (1)	3,680	475,934

Steel — 1.9%
Steel Dynamics, Inc.	22,214	804,369

Total Materials		2,932,454

Real Estate — 8.7%

Office REIT’s — 1.1%
Boston Properties, Inc.	4,719	463,217

Residential REIT’s — 2.9%
Camden Property Trust	6,874	679,357

Mid-America Apartment Communities, Inc.	4,410	556,366

		1,235,723
Retail REIT’s — 1.1%
Realty Income Corp.	7,808	468,246

Specialized REIT’s — 3.6%
Gaming and Leisure Properties, Inc.	13,235	549,782
Lamar Advertising Co., Class A	7,973	634,730

Life Storage, Inc.	3,260	357,687

		1,542,199

Total Real Estate		3,709,385

Utilities — 7.5%

Electric Utilities — 3.9%
Entergy Corp.	6,353	691,524
Evergy, Inc.	8,384	464,557
NRG Energy, Inc.	15,220	498,455

		1,654,536
Gas Utilities — 1.1%
UGI Corp. (1)	13,357	473,906

Independent Power Producers & Energy Traders — 1.2%
AES Corp.	25,290	516,928

Multi-Utilities — 1.3%
MDU Resources Group, Inc.	23,067	575,291

Total Utilities		3,220,661

Total Common Stocks (identified cost $34,714,544)		42,134,575

Short-Term Investments — 18.5%

Collateral Pool Investments for Securities on Loan — 17.0%
Collateral pool allocation (3)		7,253,062

Mutual Funds — 1.5%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (4)	643,284	643,155

Total Short-Term Investments (identified cost $7,896,217)		7,896,217

Total Investments — 117.0% (identified cost $42,610,761)		50,030,792

Other Assets and Liabilities — (17.0)%		(7,261,668)

Total Net Assets — 100.0%		$42,769,124

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares	Value
Common Stocks — 97.9%

Communication Services — 4.3%

Interactive Home Entertainment — 4.3%
Spotify Technology SA (2)	1,033	$300,985
Take-Two Interactive Software, Inc. (2)	3,722	671,858

Zynga, Inc., Class A (1) (2)	39,079	322,402

Total Communication Services		1,295,245

Consumer Discretionary — 7.5%

Automotive Retail — 1.5%
O’Reilly Automotive, Inc. (1) (2)	976	431,821

Education Services — 0.7%
Chegg, Inc. (1) (2)	2,706	210,879

Footwear — 1.9%
Deckers Outdoor Corp. (2)	2,285	581,738

Home Furnishings — 1.2%
Tempur Sealy International, Inc. (1) (2)	14,368	361,930

Leisure Products — 2.2%
Polaris, Inc.	3,518	337,728
YETI Holdings, Inc. (2)	5,264	332,527

		670,255

Total Consumer Discretionary		2,256,623

Consumer Staples — 1.0%

Food Retail — 1.0%
Sprouts Farmers Market, Inc. (2)	14,591	308,891

Financials — 3.4%

Financial Exchanges & Data — 1.1%
MSCI, Inc.	782	320,166

Investment Banking & Brokerage — 1.3%
LPL Financial Holdings, Inc.	4,465	405,288

Property & Casualty Insurance — 1.0%
Hanover Insurance Group, Inc. (1)	2,607	292,897

Total Financials		1,018,351

Healthcare — 23.8%

Biotechnology — 5.9%
Alexion Pharmaceuticals, Inc. (2)	2,219	270,962
BioMarin Pharmaceutical, Inc. (1) (2)	4,533	356,747
Exelixis, Inc. (2)	13,702	262,530
Incyte Corp. (2)	2,660	224,876
Ionis Pharmaceuticals, Inc. (1) (2)	4,807	242,898

Neurocrine Biosciences, Inc. (1) (2)	4,492	426,471

		1,784,484
Healthcare Equipment — 6.0%
DexCom, Inc. (2)	851	272,048
IDEXX Laboratories, Inc. (2)	1,212	558,708
ResMed, Inc.	1,511	316,705
Tandem Diabetes Care, Inc. (2)	3,035	284,926

Teleflex, Inc.	980	375,095

		1,807,482

Healthcare Services — 1.7%
Chemed Corp. (1)	574	274,515

LHC Group, Inc. (1) (2)	1,253	245,989

		520,504
Healthcare Supplies — 1.9%
Haemonetics Corp. (2)	2,358	266,100

ICU Medical, Inc. (1) (2)	1,552	292,863

		558,963
Healthcare Technology — 1.7%
Veeva Systems, Inc., Class A (2)	1,903	526,884

Life Sciences Tools & Services — 4.8%
Bio-Rad Laboratories, Inc., Class A (2)	648	348,948
Bio-Techne Corp.	2,372	719,451

PRA Health Sciences, Inc. (2)	3,337	374,412

		1,442,811
Managed Healthcare — 0.9%
Molina Healthcare, Inc. (1) (2)	1,370	279,658

Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC (2)	1,988	279,731

Total Healthcare		7,200,517

Industrials — 15.0%

Building Products — 1.4%
Fortune Brands Home & Security, Inc. (1)	5,061	422,594

Construction & Engineering — 1.2%
Valmont Industries, Inc.	2,144	349,429

Construction Machinery & Heavy Trucks — 1.4%
Cummins, Inc.	1,791	414,025

Electrical Components & Equipment — 3.9%
Generac Holdings, Inc. (1) (2)	1,346	290,198
Hubbell, Inc.	2,791	450,998

Sensata Technologies Holding PLC (2)	9,233	450,847

		1,192,043
Environmental & Facilities Services — 1.4%
Clean Harbors, Inc. (2)	6,078	439,865

Industrial Machinery — 1.7%
ITT, Inc.	6,903	501,365

Research & Consulting Services — 2.8%
CoStar Group, Inc. (2)	511	465,301

TransUnion	4,173	380,119

		845,420
Trucking — 1.2%
Old Dominion Freight Line, Inc.	1,779	361,777

Total Industrials		4,526,518

Information Technology — 41.1%

Application Software — 13.0%
2U, Inc. (1) (2)	13,458	434,828
Cadence Design Systems, Inc. (2)	2,537	295,053
Dropbox, Inc., Class A (2)	16,840	336,295
Guidewire Software, Inc. (2)	4,557	558,141
HubSpot, Inc. (1) (2)	1,876	739,763
New Relic, Inc. (2)	6,692	399,713
PTC, Inc. (1) (2)	5,120	552,192

Synopsys, Inc. (2)	2,704	615,160

		3,931,145
Communications Equipment — 1.9%
Ciena Corp. (1) (2)	7,446	333,581

Motorola Solutions, Inc.	1,502	257,638

		591,219

Data Processing & Outsourced Services — 3.4%
Euronet Worldwide, Inc. (2)	3,900	524,316

Genpact, Ltd.	12,436	505,523

		1,029,839
Electronic Components — 2.0%
Dolby Laboratories, Inc., Class A	6,876	608,182

Electronic Equipment & Instruments — 1.7%
Keysight Technologies, Inc. (1) (2)	4,216	506,089

Internet Services & Infrastructure — 3.7%
GoDaddy, Inc., Class A (1) (2)	6,263	498,159

Palo Alto Networks, Inc. (2)	2,102	617,820

		1,115,979
IT Consulting & Other Services — 4.2%
CACI International, Inc., Class A (2)	906	214,985

EPAM Systems, Inc. (2)	1,874	604,046

LiveRamp Holdings, Inc. (2)	7,758	453,921

		1,272,952
Semiconductor Equipment — 6.3%
KLA Corp.	2,272	572,476

MKS Instruments, Inc.	2,543	350,883
SolarEdge Technologies, Inc. (2)	1,035	287,709

Teradyne, Inc. (1)	6,223	686,646

		1,897,714
Semiconductors — 3.1%
Inphi Corp. (2)	2,442	378,827

ON Semiconductor Corp. (2)	19,228	552,805

		931,632
Systems Software — 0.8%
Proofpoint, Inc. (2)	2,367	244,961

Technology Distributors — 1.0%
CDW Corp.	2,267	295,821

Total Information Technology		12,425,533

Materials — 0.8%

Steel — 0.8%
Steel Dynamics, Inc.	6,251	226,349

Real Estate — 1.0%

Residential REIT’s — 1.0%
Equity LifeStyle Properties, Inc.	5,252	307,715

Total Common Stocks (identified cost $23,911,088)		29,565,742

Short-Term Investments — 23.0%

Collateral Pool Investments for Securities on Loan — 21.0%
Collateral pool allocation (3)		6,354,193

Mutual Funds — 2.0%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (4)	594,599	594,480

Total Short-Term Investments (identified cost $6,948,731)		6,948,673

Total Investments — 120.9% (identified cost $30,859,819)		36,514,415

Other Assets and Liabilities — (20.9)%		(6,302,951)

Total Net Assets — 100.0%		$30,211,464

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares	Value
Common Stocks — 98.1%

Consumer Discretionary — 13.6%

Apparel Retail — 1.6%
Caleres, Inc. (1)	20,508	$241,379
Genesco, Inc. (2)	9,116	285,969
Zumiez, Inc. (1) (2)	10,014	371,419

		898,767
Auto Parts & Equipment — 2.3%
American Axle & Manufacturing Holdings, Inc. (2)	42,849	341,078
Dana, Inc. (1)	36,903	621,446
Stoneridge, Inc. (1) (2)	12,758	342,680

		1,305,204
Automotive Retail — 0.6%
Murphy USA, Inc. (2)	2,704	346,653

Broadcasting — 0.5%
Gray Television, Inc. (1) (2)	15,771	278,516

Casinos & Gaming — 0.8%
Boyd Gaming Corp. (1)	8,172	314,541
Red Rock Resorts, Inc. (1)	7,595	165,153

		479,694
Consumer Electronics — 0.6%
Universal Electronics, Inc. (2)	6,067	319,488

Education Services — 0.7%
Graham Holdings Co., Class B	946	422,881

Home Furnishings — 1.0%
La-Z-Boy, Inc.	14,970	554,489

Homebuilding — 2.1%
KB Home	9,159	322,397
M/I Homes, Inc. (1) (2)	4,311	195,935
Meritage Homes Corp. (2)	3,443	310,386
TRI Pointe Group, Inc. (2)	19,624	343,028

		1,171,746
Homefurnishing Retail — 0.6%
Sleep Number Corp. (1) (2)	4,716	327,243

Leisure Products — 0.4%
Johnson Outdoors, Inc., Class A	2,446	204,486

Restaurants — 0.8%
Del Taco Restaurants, Inc. (1) (2)	19,472	172,327
Dine Brands Global, Inc. (1)	4,456	280,594

		452,921
Specialty Stores — 1.6%
Hibbett Sports, Inc. (2)	9,371	385,710
MarineMax, Inc. (1) (2)	8,830	289,977
Sally Beauty Holdings, Inc. (2)	21,195	243,743

		919,430

Total Consumer Discretionary		7,681,518

Consumer Staples — 2.2%

Food Distributors — 0.3%
SpartanNash Co. (1)	9,031	170,505

Food Retail — 0.2%
Natural Grocers by Vitamin Cottage, Inc. (1)	8,390	122,159

Household Products — 1.5%
Central Garden & Pet Co., Class A (2)	13,394	494,104
Spectrum Brands Holdings, Inc. (1)	5,002	334,284

		828,388
Packaged Foods & Meats — 0.2%
Seneca Foods Corp. (1) (2)	2,466	103,276

Total Consumer Staples		1,224,328

Energy — 3.3%

Oil & Gas-Equipment & Services — 1.4%
Liberty Oilfield Services, Inc., Class A (1)	24,219	225,237
Matrix Service Co. (1) (2)	15,720	150,597
ProPetro Holding Corp. (1) (2)	31,934	184,259
Select Energy Services, Inc., Class A (1) (2)	35,109	148,511
Solaris Oilfield Infrastructure, Inc., Class A (1)	11,155	74,962

		783,566
Oil & Gas-Exploration & Production — 0.3%
Penn Virginia Corp. (1) (2)	20,551	185,370

Oil & Gas-Refining & Marketing — 1.6%
Renewable Energy Group, Inc. (2)	6,483	376,533
World Fuel Services Corp.	17,868	507,808

		884,341

Total Energy		1,853,277

Financials — 26.4%

Asset Management & Custody Banks — 0.2%
Waddell & Reed Financial, Inc., Class A (1)	6,979	114,874

Consumer Finance — 1.1%
Encore Capital Group, Inc. (1) (2)	7,172	244,852
Nelnet, Inc., Class A (1)	5,754	390,697

		635,549
Investment Banking & Brokerage — 3.5%
Cowen, Inc., Class A	15,167	363,401
Evercore, Inc., Class A (1)	4,376	397,910
Oppenheimer Holdings, Inc., Class A	5,256	154,999
Stifel Financial Corp. (1)	11,805	818,087
StoneX Group, Inc. (1) (2)	4,233	260,838

		1,995,235
Property & Casualty Insurance — 1.6%
AMERISAFE, Inc.	6,304	345,018
Employers Holdings, Inc.	10,918	333,108
HCI Group, Inc. (1)	2,445	127,507
Heritage Insurance Holdings, Inc.	8,515	88,045

		893,678
Regional Banks — 15.5%
1st Source Corp. (1)	5,386	201,005
Associated Banc-Corp (1)	20,458	313,417
Bancorp, Inc. (2)	31,531	372,066
Banner Corp.	10,939	452,109
Boston Private Financial Holdings, Inc.	47,089	337,157
Cadence BanCorp (1)	33,687	469,597
Cathay General Bancorp (1)	21,322	602,346
Central Pacific Financial Corp.	18,372	301,117
Community Trust Bancorp, Inc.	4,268	144,472
Financial Institutions, Inc.	5,332	106,693
First Bancorp/Southern Pines NC (1)	7,720	242,254
First Commonwealth Financial Corp.	47,715	461,404

First Merchants Corp. (1)	15,504	516,593
Great Southern Bancorp, Inc.	2,258	103,642
Great Western Bancorp, Inc.	21,116	346,936
Hancock Whitney Corp. (1)	18,061	507,333
Heartland Financial USA, Inc.	9,020	351,600
Hilltop Holdings, Inc. (1)	22,002	530,028
Independent Bank Corp. (1)	10,471	178,112
International Bancshares Corp.	16,108	522,060
Lakeland Bancorp, Inc.	8,555	102,831
Peapack Gladstone Financial Corp.	5,767	126,932
Preferred Bank	6,855	252,058
QCR Holdings, Inc.	3,388	118,140
TriCo Bancshares (1)	3,726	122,064
Univest Financial Corp.	7,158	131,063
Wintrust Financial Corp.	9,018	491,391
Zions Bancorp NA (1)	9,899	382,002

		8,786,422
Thrifts & Mortgage Finance — 4.5%
Axos Financial, Inc. (2)	12,819	429,436
Essent Group, Ltd.	7,167	314,345
Flagstar Bancorp, Inc.	8,075	282,948
HomeStreet, Inc. (1)	10,000	323,500
NMI Holdings, Inc., Class A (2)	17,022	372,952
TrustCo Bank Corp.	31,506	191,241
Walker & Dunlop, Inc.	1,501	120,095
WSFS Financial Corp. (1)	12,398	472,736

		2,507,253

Total Financials		14,933,011

Healthcare — 6.2%

Biotechnology — 1.4%
Alkermes PLC (2)	14,368	262,360
Coherus Biosciences, Inc. (1) (2)	12,093	223,237
Vericel Corp. (2)	12,277	313,554

		799,151
Healthcare Equipment — 2.4%
AngioDynamics, Inc. (2)	17,451	248,153
CONMED Corp. (1)	4,433	451,678
Integer Holdings Corp. (2)	5,108	368,236
Orthofix Medical, Inc. (2)	8,256	303,491

		1,371,558
Healthcare Facilities — 0.8%
Hanger, Inc. (1) (2)	8,717	197,789
Surgery Partners, Inc. (2)	9,565	233,673

		431,462
Healthcare Technology — 1.3%
Computer Programs & Systems, Inc.	7,511	213,538
HealthStream, Inc. (2)	9,870	184,371
HMS Holdings Corp. (1) (2)	10,885	342,007

		739,916
Life Sciences Tools & Services — 0.3%
Luminex Corp.	7,899	187,443

Total Healthcare		3,529,530

Industrials — 19.5%

Air Freight & Logistics — 1.1%
Echo Global Logistics, Inc. (2)	10,314	292,815
Hub Group, Inc., Class A (2)	5,818	317,779

		610,594
Building Products — 1.1%
Masonite International Corp. (1) (2)	2,826	282,741

Quanex Building Products Corp.	16,644	342,867

		625,608
Construction & Engineering — 3.4%
EMCOR Group, Inc.	7,761	668,843
MYR Group, Inc. (1) (2)	4,270	218,325
Northwest Pipe Co. (2)	6,045	173,975
Primoris Services Corp.	19,167	464,800
Valmont Industries, Inc.	2,389	389,359

		1,915,302
Construction Machinery & Heavy Trucks — 0.2%
Miller Industries, Inc. (1)	4,186	139,771

Diversified Support Services — 0.7%
KAR Auction Services, Inc.	23,355	421,558

Electrical Components & Equipment — 0.6%
Regal Beloit Corp.	2,901	345,335

Environmental & Facilities Services — 0.7%
Clean Harbors, Inc. (2)	5,263	380,883

Human Resource & Employment Services — 2.0%
Heidrick & Struggles International, Inc. (1)	5,101	133,136
Korn Ferry (1)	13,598	544,464
TrueBlue, Inc. (2)	23,507	448,984

		1,126,584
Industrial Machinery — 2.7%
Columbus McKinnon Corp. (1)	9,557	361,159
Crane Co.	7,254	504,371
Lydall, Inc. (1) (2)	12,163	333,266
Mueller Industries, Inc.	10,410	341,031

		1,539,827
Office Services & Supplies — 1.3%
Interface, Inc.	20,215	168,694
Kimball International, Inc., Class B	11,062	120,908
Steelcase, Inc., Class A	37,651	457,459

		747,061
Research & Consulting Services — 1.4%
CBIZ, Inc. (2)	17,279	418,497
Huron Consulting Group, Inc. (2)	8,106	357,232

		775,729
Trading Companies & Distributors — 2.7%
Applied Industrial Technologies, Inc.	5,871	460,462
DXP Enterprises, Inc. (2)	8,833	186,023
Foundation Building Materials, Inc. (2)	18,506	356,055
H&E Equipment Services, Inc. (1)	9,777	262,806
Herc Holdings, Inc. (2)	4,395	251,746

		1,517,092
Trucking — 1.6%
ArcBest Corp. (1)	11,369	476,475
Covenant Logistics Group, Inc., Class A (2)	8,481	156,813
Werner Enterprises, Inc.	6,405	256,136

		889,424

Total Industrials		11,034,768

Information Technology — 8.1%

Application Software — 0.6%
Verint Systems, Inc. (2)	5,637	321,083

Communications Equipment — 0.4%
NetScout Systems, Inc. (2)	10,123	237,081

Data Processing & Outsourced Services — 0.6%
Sykes Enterprises, Inc. (1) (2)	8,966	337,391

Electronic Components — 1.4%
Knowles Corp. (1) (2)	12,211	207,343
Vishay Intertechnology, Inc.	31,490	609,646

		816,989
Electronic Equipment & Instruments — 0.9%
MTS Systems Corp. (1)	9,744	341,333
Vishay Precision Group, Inc. (2)	4,889	143,003

		484,336
Electronic Manufacturing Services — 1.8%
Fabrinet (1) (2)	5,502	375,841
Plexus Corp. (2)	4,608	344,264
Sanmina Corp. (1) (2)	9,978	317,450

		1,037,555
Semiconductor Equipment — 1.8%
Amkor Technology, Inc. (2)	31,150	459,151
Onto Innovation, Inc. (2)	1	44
Photronics, Inc. (2)	31,046	359,823
Ultra Clean Holdings, Inc. (1) (2)	6,037	191,011

		1,010,029
Semiconductors — 0.6%
Diodes, Inc. (1) (2)	5,232	355,567

Total Information Technology		4,600,031

Materials — 7.7%

Commodity Chemicals — 2.7%
Hawkins, Inc.	3,003	150,690
Koppers Holdings, Inc. (2)	14,825	401,313
Orion Engineered Carbons SA	31,944	497,049
Tronox Holdings PLC (2)	38,986	493,173

		1,542,225
Construction Materials — 0.8%
US Concrete, Inc. (2)	13,530	480,044

Forest Products — 0.9%
Boise Cascade Co.	11,386	492,445

Specialty Chemicals — 0.9%
FutureFuel Corp.	10,868	130,307
Stepan Co.	3,028	351,733

		482,040
Steel — 2.4%
Carpenter Technology Corp.	20,325	496,743
Commercial Metals Co.	21,547	429,001
Schnitzer Steel Industries, Inc., Class A (1)	17,373	445,096

		1,370,840

Total Materials		4,367,594

Real Estate — 8.3%

Diversified REIT’s — 1.9%
Alexander & Baldwin, Inc. (1) (2)	24,994	391,156
Gladstone Commercial Corp. (1)	8,666	156,768
Lexington Realty Trust	51,156	522,303

		1,070,227
Healthcare REIT’s — 2.5%
Healthcare Realty Trust, Inc.	14,217	419,401
Physicians Realty Trust	28,442	493,469
Sabra Health Care REIT, Inc.	32,740	539,555

		1,452,425
Industrial REIT’s — 1.5%
First Industrial Realty Trust, Inc. (1)	8,714	364,942

STAG Industrial, Inc. (1)	15,827	471,328

		836,270
Office REIT’s — 1.0%
Piedmont Office Realty Trust, Inc., Class A	34,994	546,956

Retail REIT’s — 0.9%
Getty Realty Corp.	12,958	367,878
SITE Centers Corp.	14,446	145,760

		513,638
Specialized REIT’s — 0.5%
National Storage Affiliates Trust	7,804	265,180

Total Real Estate		4,684,696

Utilities — 2.8%

Electric Utilities — 0.9%
Portland General Electric Co. (1)	11,914	493,001

Gas Utilities — 1.1%
Southwest Gas Holdings, Inc.	5,895	378,754
Spire, Inc. (1)	3,578	228,849

		607,603
Independent Power Producers & Energy Traders — 0.5%
Clearway Energy, Inc.	10,235	299,579

Multi-Utilities — 0.3%
Unitil Corp. (1)	4,890	199,903

Total Utilities		1,600,086

Total Common Stocks (identified cost $49,651,073)		55,508,839

Short-Term Investments — 17.2%

Collateral Pool Investments for Securities on Loan — 15.4%
Collateral pool allocation (3)		8,696,438

Mutual Funds — 1.8%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (4)	1,043,190	1,042,982

Total Short-Term Investments (identified cost $9,739,522)		9,739,420

Total Investments — 115.3% (identified cost $59,390,595)		65,248,259

Other Assets and Liabilities — (15.3)%		(8,652,416)

Total Net Assets — 100.0%		$56,595,843

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares	Value
Common Stocks — 98.3%

Communication Services — 1.5%

Advertising — 0.9%
TechTarget, Inc. (2)	18,830	$988,575

Alternative Carriers — 0.6%
Cogent Communications Holdings, Inc. (1)	9,967	579,481

Total Communication Services		1,568,056

Consumer Discretionary — 12.5%

Consumer Electronics — 2.1%
Sonos, Inc. (2)	64,562	1,435,859
Universal Electronics, Inc. (1) (2)	14,343	755,302

		2,191,161
Education Services — 0.5%
K12, Inc. (1) (2)	20,751	484,121

Footwear — 3.2%
Crocs, Inc. (2)	23,524	1,385,329
Deckers Outdoor Corp. (2)	4,708	1,198,610
Steven Madden, Ltd. (1)	23,024	724,565

		3,308,504
Homebuilding — 0.9%
Skyline Champion Corp. (2)	31,363	963,785

Homefurnishing Retail — 1.1%
Sleep Number Corp. (1) (2)	16,473	1,143,062

Internet & Direct Marketing Retail — 2.8%
1-800-Flowers.com, Inc., Class A (1) (2)	30,210	708,123
CarParts.com, Inc. (1) (2)	62,834	946,908
Shutterstock, Inc. (1)	18,199	1,251,363

		2,906,394
Leisure Products — 1.1%
YETI Holdings, Inc. (1) (2)	17,154	1,083,618

Restaurants — 0.8%
Wingstop, Inc. (1)	6,056	770,989

Total Consumer Discretionary		12,851,634

Consumer Staples — 3.6%

Food Retail — 0.8%
Sprouts Farmers Market, Inc. (2)	38,506	815,172

Household Products — 0.9%
Central Garden & Pet Co., Class A (2)	24,494	903,584

Packaged Foods & Meats — 1.9%
Freshpet, Inc. (2)	9,531	1,304,603
Hostess Brands, Inc. (1) (2)	51,260	694,573

		1,999,176

Total Consumer Staples		3,717,932

Energy — 1.0%

Oil & Gas-Refining & Marketing — 1.0%
Renewable Energy Group, Inc. (2)	18,310	1,063,445

Financials — 1.5%

Life & Health Insurance — 0.8%
Primerica, Inc.	6,249	814,057

Property & Casualty Insurance — 0.7%
AMERISAFE, Inc.	13,497	738,691

Total Financials		1,552,748

Healthcare — 35.1%

Biotechnology — 17.7%
ACADIA Pharmaceuticals, Inc. (1) (2)	15,836	897,268
Agios Pharmaceuticals, Inc. (1) (2)	18,066	836,817
Albireo Pharma, Inc. (1) (2)	20,058	746,358
Aldeyra Therapeutics, Inc. (2)	103,282	726,073
Amicus Therapeutics, Inc. (1) (2)	45,829	1,049,026
Castle Biosciences, Inc. (2)	16,826	800,245
Coherus Biosciences, Inc. (1) (2)	38,296	706,944
Deciphera Pharmaceuticals, Inc. (2)	10,553	652,175
Dicerna Pharmaceuticals, Inc. (1) (2)	33,741	852,635
Frequency Therapeutics, Inc. (2)	33,096	949,855
Halozyme Therapeutics, Inc. (1) (2)	41,037	1,604,547
Natera, Inc. (2)	14,520	1,281,680
PTC Therapeutics, Inc. (1) (2)	17,906	1,120,378
Puma Biotechnology, Inc. (1) (2)	62,613	704,396
Radius Health, Inc. (1) (2)	37,280	588,278
Repligen Corp. (2)	5,783	1,096,862
Sangamo Therapeutics, Inc. (1) (2)	71,335	712,637
Travere Therapeutics, Inc. (2)	36,639	840,132
Vericel Corp. (2)	44,744	1,142,762
Xencor, Inc. (1) (2)	20,079	849,743

		18,158,811
Healthcare Equipment — 5.6%
AtriCure, Inc. (1) (2)	18,936	823,337
Axogen, Inc. (2)	64,002	914,589
Cardiovascular Systems, Inc. (1) (2)	18,374	633,168
Globus Medical, Inc., Class A (1) (2)	11,061	664,545
iRhythm Technologies, Inc. (1) (2)	5,118	1,251,402
Orthofix Medical, Inc. (1) (2)	17,668	649,476
Tandem Diabetes Care, Inc. (2)	8,621	809,339

		5,745,856
Healthcare Facilities — 0.9%
Select Medical Holdings Corp. (2)	36,938	890,206

Healthcare Services — 2.3%
Option Care Health, Inc. (1) (2)	64,436	1,014,867
R1 RCM, Inc. (1) (2)	65,036	1,318,930

		2,333,797
Healthcare Supplies — 2.4%
Haemonetics Corp. (2)	7,372	831,930
Neogen Corp. (2)	12,343	916,098
SI-BONE, Inc. (2)	28,756	665,989

		2,414,017
Healthcare Technology — 2.6%
Inovalon Holdings, Inc., Class A (2)	39,118	730,333
Omnicell, Inc. (2)	7,938	832,299
Phreesia, Inc. (2)	25,882	1,142,949

		2,705,581
Life Sciences Tools & Services — 2.4%
Medpace Holdings, Inc. (2)	9,889	1,269,352

NeoGenomics, Inc. (1) (2)	25,405	1,208,770

		2,478,122
Pharmaceuticals — 1.2%
Amphastar Pharmaceuticals, Inc. (1) (2)	31,810	564,946
Collegium Pharmaceutical, Inc. (1) (2)	38,347	709,036

		1,273,982

Total Healthcare		36,000,372

Industrials — 14.7%

Air Freight & Logistics — 1.6%
Echo Global Logistics, Inc. (1) (2)	26,446	750,802
Hub Group, Inc., Class A (2)	16,354	893,255

		1,644,057
Building Products — 2.8%
Builders FirstSource, Inc. (1) (2)	29,110	1,089,005
CSW Industrials, Inc. (1)	8,703	933,745
Gibraltar Industries, Inc. (1) (2)	12,249	801,820

		2,824,570
Construction & Engineering — 0.9%
EMCOR Group, Inc. (1)	10,231	881,708

Construction Machinery & Heavy Trucks — 0.7%
Astec Industries, Inc. (1)	12,961	751,738

Electrical Components & Equipment — 0.6%
American Superconductor Corp. (2)	32,585	647,790

Industrial Machinery — 4.7%
Evoqua Water Technologies Corp. (1) (2)	37,235	971,461
Mueller Industries, Inc. (1)	29,137	954,528
Mueller Water Products, Inc., Class A	71,516	848,895
Tennant Co. (1)	13,040	875,767
Watts Water Technologies, Inc., Class A (1)	9,707	1,137,175

		4,787,826
Research & Consulting Services — 1.7%
Huron Consulting Group, Inc. (1) (2)	21,784	960,021
ICF International, Inc. (1)	11,366	823,239

		1,783,260
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	11,883	931,983
Foundation Building Materials, Inc. (2)	41,145	791,630

		1,723,613

Total Industrials		15,044,562

Information Technology — 24.1%

Application Software — 8.4%
Blackline, Inc. (1) (2)	7,907	971,770
Box, Inc., Class A (1) (2)	40,525	757,412
ChannelAdvisor Corp. (2)	45,146	665,904
Domo, Inc., Class B (1) (2)	20,033	761,054
Envestnet, Inc. (1) (2)	8,955	718,728
Mitek Systems, Inc. (2)	58,870	693,489
Pluralsight, Inc., Class A (2)	41,048	672,366
SPS Commerce, Inc. (2)	13,217	1,362,276
Verint Systems, Inc. (1) (2)	14,498	825,806
Workiva, Inc. (1) (2)	16,088	1,206,439

		8,635,244
Communications Equipment — 1.3%
NetScout Systems, Inc. (1) (2)	26,843	628,663
Viavi Solutions, Inc. (1) (2)	50,309	681,436

		1,310,099

Data Processing & Outsourced Services — 1.9%
ExlService Holdings, Inc. (2)	10,367	863,156
TTEC Holdings, Inc.	16,395	1,109,286

		1,972,442
Electronic Components — 1.1%
Rogers Corp. (1) (2)	7,595	1,115,781

Electronic Equipment & Instruments — 0.8%
Itron, Inc. (1) (2)	10,256	806,224

Electronic Manufacturing Services — 0.8%
Plexus Corp. (1) (2)	11,017	823,080

IT Consulting & Other Services — 1.0%
LiveRamp Holdings, Inc. (2)	17,404	1,018,308

Semiconductor Equipment — 5.3%
Advanced Energy Industries, Inc. (2)	10,667	1,028,939
Brooks Automation, Inc. (1)	16,907	1,234,042
Cohu, Inc.	37,736	1,071,325
FormFactor, Inc. (1) (2)	33,787	1,385,267
Photronics, Inc. (2)	64,286	745,075

		5,464,648
Semiconductors — 1.8%
Silicon Laboratories, Inc. (1) (2)	8,321	975,304
Synaptics, Inc. (2)	10,928	849,871

		1,825,175
Systems Software — 1.7%
CommVault Systems, Inc. (2)	19,022	908,491
Tenable Holdings, Inc. (2)	21,952	790,491

		1,698,982

Total Information Technology		24,669,983

Materials — 2.0%

Construction Materials — 1.0%
Summit Materials, Inc., Class A (1) (2)	49,969	949,411

Diversified Metals & Mining — 1.0%
Materion Corp.	17,800	1,037,740

Total Materials		1,987,151

Real Estate — 1.6%

Industrial REIT’s — 0.9%
EastGroup Properties, Inc.	6,603	900,187

Specialized REIT’s — 0.7%
QTS Realty Trust, Inc., Class A (1)	13,020	773,518

Total Real Estate		1,673,705

Utilities — 0.7%

Renewable Electricity — 0.7%
Ormat Technologies, Inc. (1)	9,488	747,749

Total Common Stocks
(identified cost $74,186,861)		100,877,337

Short-Term Investments — 22.6%

Collateral Pool Investments for Securities on Loan — 20.9%
Collateral pool allocation (3)		21,462,676

Mutual Funds — 1.7%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (4)	1,668,772	1,668,438

Total Short-Term Investments
(identified cost $23,131,156)		23,131,114

Total Investments — 120.9%
(identified cost $97,318,017)		124,008,451

Other Assets and Liabilities — (20.9)%		(21,418,259)

Total Net Assets — 100.0%		$102,590,192

Global Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 96.7%

Belgium — 0.8%
Telenet Group Holding NV	423	$18,064
UCB SA	153	16,345

		34,409
Bermuda — 1.2%
Enstar Group, Ltd. (2)	124	23,471
Kerry Logistics Network, Ltd.	12,500	27,383

		50,854
Canada — 7.0%
BCE, Inc. (1)	1,120	48,553
Cogeco Communications, Inc.	447	32,357
George Weston, Ltd.	574	42,479
Granite Real Estate Investment Trust	710	41,850
Kirkland Lake Gold, Ltd.	568	23,272
Loblaw Cos., Ltd.	592	29,265
Quebecor, Inc., Class B (1)	2,845	70,846
Rogers Communications, Inc., Class B	342	16,132

		304,754
Cayman Islands — 3.3%
China Feihe, Ltd. (5)	24,000	57,345
Tencent Holdings, Ltd.	1,200	87,162

		144,507
China — 0.8%
Agricultural Bank of China, Ltd., Class H	55,000	20,862
China Minsheng Banking Corp., Ltd., Class H	22,600	12,479

		33,341
Czech Republic — 0.8%
CEZ AS	1,738	36,836

France — 0.7%
Sanofi	316	31,931

Germany — 0.3%
Talanx AG (2)	301	11,109

Hong Kong — 3.8%
CLP Holdings, Ltd.	5,000	46,961
HK Electric Investments & HK Electric Investments, Ltd.	42,000	42,265
HKT Trust & HKT, Ltd.	31,000	40,555
Sun Art Retail Group, Ltd.	33,500	35,181

		164,962
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	8,989	11,598

Israel — 1.5%
Bank Leumi Le-Israel BM	6,035	33,898
Reit 1, Ltd.	2,507	11,899
Strauss Group, Ltd.	661	20,262

		66,059
Italy — 4.5%
A2A SpA	15,693	23,923

Enel SpA	11,959	119,401
Iren SpA	19,595	52,544

		195,868
Japan — 14.6%
Bridgestone Corp.	300	10,471
Chubu Electric Power Co., Inc.	4,700	56,612
Daiwa Securities Living Investments Corp.	51	43,819
DCM Holdings Co., Ltd.	1,600	18,176
Frontier Real Estate Investment Corp. (1)	18	64,655
Geo Holdings Corp.	2,000	24,310
Hogy Medical Co., Ltd.	300	9,081
KDDI Corp.	2,300	65,706
Mitsui Sugar Co., Ltd.	600	10,282
Morinaga Milk Industry Co., Ltd.	500	24,282
Nihon Kohden Corp.	500	15,805
Nippon Telegraph & Telephone Corp.	1,500	35,417
Paramount Bed Holdings Co., Ltd.	400	16,341
Seria Co., Ltd.	2,200	77,443
Sundrug Co., Ltd.	1,300	54,540
Suzuken Co., Ltd.	400	15,287
TIS, Inc.	800	15,923
Towa Pharmaceutical Co., Ltd.	800	14,567
Tsumura & Co.	800	23,333
Valor Holdings Co., Ltd.	700	17,379
Vital KSK Holdings, Inc.	1,100	9,072
Yaoko Co., Ltd.	200	13,678

		636,179
Mexico — 1.2%
Arca Continental SAB de C.V.	6,400	31,442
Qualitas Controladora SAB de C.V.	4,700	22,830

		54,272
Netherlands — 2.9%
Flow Traders (5)	1,943	62,439
Koninklijke Ahold Delhaize NV	1,352	38,689
Pharming Group NV (1) (2)	19,413	27,522

		128,650
New Zealand — 2.8%
Fisher & Paykel Healthcare Corp., Ltd.	3,170	79,843
Spark New Zealand, Ltd.	13,442	42,981

		122,824
Philippines — 2.6%
Globe Telecom, Inc.	455	18,435
International Container Terminal Services, Inc.	12,800	31,095
Manila Electric Co.	5,720	33,501
PLDT, Inc.	1,160	31,702

		114,733
Portugal — 0.3%
REN - Redes Energeticas Nacionais SGPS SA	5,064	13,863

Singapore — 2.9%
Mapletree Industrial Trust	6,600	14,468
NetLink NBN Trust	111,100	79,940
Sheng Siong Group, Ltd.	28,800	33,500

		127,908
South Africa — 1.3%
AngloGold Ashanti, Ltd.	1,298	27,354
Gold Fields, Ltd.	3,742	31,785

		59,139

South Korea — 0.3%
NHN KCP Corp.	204	12,297

Spain — 0.8%
Red Electrica Corp. SA	1,764	36,055

Switzerland — 5.5%
Bachem Holding AG	29	11,855
Nestle SA	753	83,839
Novartis AG	365	33,044
Roche Holding AG	233	76,675
Sonova Holding AG (2)	146	36,165

		241,578
Taiwan — 5.2%
Coretronic Corp.	14,000	17,241
Far EasTone Telecommunications Co., Ltd.	30,000	65,257
Fubon Financial Holding Co., Ltd.	30,000	46,628
Great Wall Enterprise Co., Ltd.	13,200	21,465
Lite-On Technology Corp.	10,000	16,858
Taichung Commercial Bank Co., Ltd.	50,196	19,196
Taiwan Secom Co., Ltd.	4,075	12,681
Tripod Technology Corp.	3,000	12,894
Uni-President Enterprises Corp.	6,000	13,683

		225,903
United Kingdom — 1.4%
Assura PLC	38,750	38,641
AstraZeneca PLC	239	24,869

		63,510
United States — 29.9%
Allstate Corp.	872	89,249
Atrion Corp.	30	18,000
AutoZone, Inc. (2)	26	29,579
CMS Energy Corp.	675	41,539
Danaher Corp.	130	29,202
Eli Lilly and Co.	248	36,121
Equity LifeStyle Properties, Inc.	1,239	72,593
Evergy, Inc.	314	17,399
Extra Space Storage, Inc.	227	25,590
Getty Realty Corp.	1,046	29,696
Globus Medical, Inc., Class A (2)	324	19,466
Hershey Co.	146	21,592
Home Depot, Inc.	57	15,812
Horizon Therapeutics PLC (2)	153	10,776
Kroger Co.	2,581	85,173
MDU Resources Group, Inc.	475	11,846
Merck & Co., Inc.	1,133	91,082
Moody’s Corp.	98	27,669
OraSure Technologies, Inc. (2)	1,421	17,052
PepsiCo, Inc.	529	76,298
Pfizer, Inc.	1,834	70,261
Portland General Electric Co.	982	40,635
Progressive Corp.	218	18,990
S&P Global, Inc.	68	23,921
Safety Insurance Group, Inc.	296	21,090
Sprouts Farmers Market, Inc. (2)	2,289	48,458
Target Corp.	324	58,168
Teladoc Health, Inc. (2)	64	12,721
Unitil Corp.	216	8,830
Verizon Communications, Inc.	1,302	78,654
VIATRIS, Inc. (2)	227	3,818
Vocera Communications, Inc. (2)	373	12,619
Walmart, Inc.	672	102,675

Weis Markets, Inc. (1)	485	23,101
Zoetis, Inc.	96	15,396

		1,305,071

Total Common Stocks
(identified cost $3,646,610)		4,228,210
Short-Term Investments — 8.1%

Collateral Investment for Securities on Loan — 5.3%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (3) (4)	231,015	231,015

Mutual Funds — 2.8%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (4)	120,656	120,632

Total Short-Term Investments
(identified cost $351,659)		351,647

Total Investments — 104.8%
(identified cost $3,998,269)		4,579,857

Other Assets and Liabilities — (4.8)%		(209,369)

Total Net Assets — 100.0%		$4,370,488

Global Low Volatility Equity Fund

Industry Allocation

As of November 30, 2020

(Unaudited)

Industry	Value	% of Total Net Assets

Agriculture	$21,465	0.5%
Auto Parts & Equipment	10,471	0.2
Banks	86,435	2.0
Beverages	107,740	2.4
Biotechnology	39,377	0.9
Building Materials	11,846	0.3
Commercial Services	119,676	2.7
Computers	41,774	1.0
Diversified Financial Services	109,067	2.5
Electric	570,364	13.1
Electronics	30,135	0.7
Food	512,128	11.7
Healthcare-Products	240,955	5.5
Healthcare-Services	12,721	0.3
Insurance	186,739	4.3
Internet	87,162	2.0
Media	121,267	2.7
Mining	82,411	1.8
Pharmaceuticals	472,577	10.7
Real Estate Investment Trusts	343,211	8.0
Retail	442,453	10.2
Software	15,923	0.4
Telecommunications	534,930	12.2
Transportation	27,383	0.6

Total Common Stocks	4,228,210	96.7
Collateral Investment for Securities on Loan	231,015	5.3
Mutual Funds	120,632	2.8

Total Investments	4,579,857	104.8

Other Assets and Liabilities	(209,369)	(4.8)

Net Assets	$4,370,488	100.0%

Disciplined International Equity Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 95.0%
Australia — 8.3%
AGL Energy, Ltd.	17,714	$175,540
BHP Group, Ltd.	37,674	1,052,811
Brambles, Ltd.	28,758	231,363
CSL, Ltd.	2,830	617,766
Rio Tinto PLC	14,483	933,349
Santos, Ltd.	70,861	320,416

		3,331,245
China — 1.6%
UBS Group AG	46,369	657,713

Denmark — 2.4%
Carlsberg A/S, Class B	3,948	587,373
Novo Nordisk A/S, Class B	2,561	172,246
Pandora A/S (2)	2,258	226,155

		985,774
Finland — 1.2%
UPM-Kymmene OYJ	8,603	283,439
Valmet OYJ	7,289	184,414

		467,853
France — 9.0%
Arkema SA	1,110	129,388
Cie de Saint-Gobain (2)	11,534	547,857
Eiffage SA (2)	4,993	489,218
Peugeot SA (2)	30,602	721,494
Sanofi	4,191	423,485
Sartorius Stedim Biotech	1,555	562,029
Schneider Electric SE	1,856	258,255
Vinci SA (2)	4,652	474,451

		3,606,177
Germany — 5.3%
Allianz SE	3,922	924,725
Brenntag AG	2,302	175,905
Deutsche Boerse AG	1,049	174,869
SAP SE	2,869	349,005
Siltronic AG	3,013	439,194
Symrise AG	655	82,038

		2,145,736
Hong Kong — 1.9%
CK Asset Holdings, Ltd.	102,000	558,621
WH Group, Ltd. (5)	237,500	193,958

		752,579
Italy — 5.1%
A2A SpA	232,331	354,180
Azimut Holding SpA	5,009	105,578
Enel SpA	117,037	1,168,516
Eni SpA	40,924	405,321

		2,033,595
Japan — 20.8%
AGC, Inc.	6,800	226,341

Alfresa Holdings Corp.	10,000	200,192
Astellas Pharma, Inc.	13,000	184,727
Brother Industries, Ltd.	10,900	208,812
Chubu Electric Power Co., Inc.	34,000	409,531
Daito Trust Construction Co., Ltd.	2,500	245,211
Daiwa House Industry Co., Ltd.	27,200	833,717
Fujitsu, Ltd.	4,000	555,747
Hitachi, Ltd.	24,600	934,517
KDDI Corp.	14,100	402,809
K’s Holdings Corp.	20,400	247,770
MEIJI Holdings Co., Ltd.	3,000	212,069
Nichias Corp.	5,100	119,049
Nippon Telegraph & Telephone Corp.	8,600	203,056
Obayashi Corp.	55,900	492,605
ORIX Corp.	22,100	328,748
Sekisui Chemical Co., Ltd.	18,700	322,951
Sekisui House, Ltd.	21,300	383,155
Seven & i Holdings Co., Ltd.	9,200	291,950
Sumitomo Mitsui Financial Group, Inc. (1)	12,100	351,410
Suntory Beverage & Food, Ltd.	6,700	244,832
Taiheiyo Cement Corp.	6,200	166,640
TIS, Inc.	11,600	230,889
USS Co., Ltd.	27,300	571,103

		8,367,831
Netherlands — 6.7%
AerCap Holdings NV (2)	7,748	284,816
ASM International NV	2,634	465,483
ING Groep NV (2)	68,418	667,182
Koninklijke Ahold Delhaize NV	32,927	942,255
Koninklijke KPN NV	84,217	251,045
PostNL NV (2)	25,872	88,418

		2,699,199
New Zealand — 0.8%
Fisher & Paykel Healthcare Corp., Ltd.	13,192	332,268
Norway — 1.3%
Telenor ASA	24,542	417,820
Yara International ASA (1)	2,915	117,899

		535,719
Singapore — 3.9%
DBS Group Holdings, Ltd.	42,800	804,205
Singapore Exchange, Ltd.	38,200	253,214
United Overseas Bank, Ltd.	29,600	496,810

		1,554,229
Spain — 1.2%
Endesa SA	9,288	265,568
Industria de Diseno Textil SA (2)	7,044	234,008

		499,576
Sweden — 2.5%
Boliden AB (2)	5,284	182,050
SKF AB, Class B	32,852	808,957

		991,007
Switzerland — 13.9%
Credit Suisse Group AG (2)	73,652	930,426
Nestle SA	7,620	848,409
Novartis AG	10,927	989,232
Roche Holding AG	3,895	1,281,760
Sonova Holding AG (2)	2,526	625,698
TE Connectivity, Ltd.	7,942	905,150

		5,580,675

United Kingdom — 9.1%
AstraZeneca PLC	2,489	258,986
Avast PLC (5)	76,913	520,886
Berkeley Group Holdings PLC	2,482	153,002
Dialog Semiconductor PLC (2)	6,207	327,406
GlaxoSmithKline PLC	47,786	872,771
Kingfisher PLC (2)	54,496	198,774
Legal & General Group PLC	59,294	199,754
Persimmon PLC	4,960	175,626
Tate & Lyle PLC	25,869	219,960
Unilever PLC	7,678	467,884
United Utilities Group PLC	21,620	259,520

		3,654,569

Total Common Stocks (identified cost $31,615,495)		38,195,745
Short-Term Investments — 5.3%

Collateral Investment for Securities on Loan — 1.2%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (3) (4)	487,370	487,370

Mutual Funds — 4.1%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (4)	1,642,021	1,641,692

Total Short-Term Investments (identified cost $2,129,223)		2,129,062

Total Investments — 100.3% (identified cost $33,744,718)		40,324,807
Other Assets and Liabilities — (0.3)%		(104,844)

Total Net Assets — 100.0%		$40,219,963

Disciplined International Equity Fund

Industry Allocation

As of November 30, 2020

(Unaudited)

Industry	Value	% of Total Net Assets

Auto Manufacturers	$721,494	1.8%
Banks	3,907,746	9.8
Beverages	832,205	2.0
Biotechnology	617,766	1.5
Building Materials	1,059,887	2.7
Chemicals	505,230	1.2
Commercial Services	231,363	0.6
Computers	1,076,633	2.7
Cosmetics/Personal Care	467,884	1.2
Diversified Financial Services	862,409	2.1
Electric	2,373,335	5.9
Electrical Components & Equipment	467,067	1.1
Electronics	905,150	2.2
Engineering & Construction	1,456,274	3.6
Food	2,708,601	6.7
Forest Products & Paper	283,439	0.7
Healthcare-Products	1,519,995	3.8
Healthcare-Services	200,192	0.5
Home Builders	1,034,734	2.6
Insurance	1,124,479	2.8
Machinery-Construction & Mining	934,517	2.3
Machinery-Diversified	184,414	0.5
Metal Fabricate/Hardware	808,957	2.0
Mining	2,168,210	5.4
Oil & Gas	725,737	1.8
Pharmaceuticals	4,183,207	10.5
Real Estate	1,637,549	4.1
Retail	1,477,810	3.7
Semiconductors	1,232,083	3.1
Software	579,894	1.5
Telecommunications	1,274,730	3.1
Transportation	88,418	0.2
Trucking & Leasing	284,816	0.7
Water	259,520	0.6

Total Common Stocks	38,195,745	95.0
Collateral Investment for Securities on Loan	487,370	1.2
Mutual Funds	1,641,692	4.1

Total Investments	40,324,807	100.3

Other Assets and Liabilities	(104,844)	(0.3)

Net Assets	$40,219,963	100.0%

Pyrford International Stock Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares	Value
Common Stocks — 96.2%
Australia — 10.3%
Brambles, Ltd.	1,846,257	$14,853,485
Computershare, Ltd. (1)	1,212,171	12,706,260
QBE Insurance Group, Ltd.	1,263,271	9,273,041
Rio Tinto, Ltd.	93,503	6,959,678
Woodside Petroleum, Ltd.	825,415	13,553,891
Woolworths Group, Ltd.	542,936	14,738,090

		72,084,445
Finland — 2.7%
Kone OYJ, Class B	81,960	6,874,907
Sampo OYJ, A Shares	282,679	12,216,531

		19,091,438
France — 7.5%
Air Liquide SA	78,681	12,919,096
Bureau Veritas SA (2)	412,922	10,658,873
Legrand SA	91,430	7,741,244
Rubis SCA	186,887	7,998,666
Sanofi	128,531	12,987,591

		52,305,470
Germany — 7.5%
Brenntag AG	183,987	14,059,184
Deutsche Post AG	206,906	9,995,721
Fielmann AG (2)	108,564	8,061,414
GEA Group AG	214,589	7,348,973
SAP SE	107,466	13,072,906

		52,538,198
Hong Kong — 4.5%
AIA Group, Ltd.	712,800	7,812,149
China Mobile, Ltd.	1,658,000	9,925,262
Power Assets Holdings, Ltd.	1,217,569	6,409,043
VTech Holdings, Ltd.	976,300	7,519,641

		31,666,095
Indonesia — 2.0%
Bank Rakyat Indonesia Persero Tbk PT	24,021,900	6,958,185
Telekomunikasi Indonesia Persero Tbk PT	29,520,800	6,752,987

		13,711,172
Japan — 13.9%
ABC-Mart, Inc.	192,500	10,030,651
Japan Tobacco, Inc.	1,134,568	23,039,120
KDDI Corp.	580,300	16,578,015
Mitsubishi Electric Corp.	1,070,800	15,728,657
Nabtesco Corp.	151,600	6,258,582
Nihon Kohden Corp.	352,400	11,139,081
Sumitomo Rubber Industries, Ltd.	1,013,400	8,959,466
Toyota Tsusho Corp.	160,600	5,553,314

		97,286,886
Malaysia — 3.0%
Axiata Group Bhd	8,821,067	7,686,497
Malayan Banking Bhd	6,750,277	13,089,639

		20,776,136

Netherlands — 2.3%
Koninklijke Philips NV (2)	133,630	6,911,611
Koninklijke Vopak NV	178,849	9,393,365

		16,304,976
Norway — 1.9%
Telenor ASA	787,898	13,413,725
Singapore — 5.4%
ComfortDelGro Corp., Ltd.	8,973,900	11,040,476
Singapore Technologies Engineering, Ltd.	1,903,500	5,478,515
Singapore Telecommunications, Ltd.	5,555,200	9,899,659
United Overseas Bank, Ltd.	662,202	11,114,467

		37,533,117
Sweden — 1.4%
Assa Abloy AB, Class B (1)	129,878	3,090,639
Atlas Copco AB, A Shares (1)	64,330	3,241,664
Essity AB, Class B	117,155	3,713,981

		10,046,284
Switzerland — 10.9%
Geberit AG	6,636	3,994,379
Givaudan SA	1,048	4,271,573
Nestle SA	160,136	17,829,503
Novartis AG	183,406	16,603,919
Roche Holding AG	48,734	16,037,307
Schindler Holding AG	14,958	4,082,073
SGS SA	1,599	4,555,500
Zurich Insurance Group AG	21,862	8,874,709

		76,248,963
Taiwan — 3.9%
Advantech Co., Ltd.	564,359	6,078,702
Chunghwa Telecom Co., Ltd.	2,353,000	8,957,127
Merida Industry Co., Ltd.	149,000	1,306,903
Taiwan Semiconductor Manufacturing Co., Ltd.	665,000	11,210,683

		27,553,415
United Kingdom — 19.0%
BP PLC	2,091,990	6,906,802
British American Tobacco PLC	352,952	12,419,852
Bunzl PLC	238,511	7,500,936
GlaxoSmithKline PLC	659,447	12,044,244
IMI PLC	465,431	6,937,072
Imperial Brands PLC	492,171	8,930,037
Legal & General Group PLC	4,844,768	16,321,397
National Grid PLC	1,089,063	12,317,789
Reckitt Benckiser Group PLC	104,832	9,201,588
Royal Dutch Shell PLC, A Shares	397,858	6,827,382
Royal Dutch Shell PLC, B Shares	506,099	8,327,221
Unilever PLC	235,740	14,290,715
Vodafone Group PLC	6,823,203	11,250,372

		133,275,407

Total Common Stocks (identified cost $593,485,911)		673,835,727
Preferred Stocks — 1.7%

Germany — 1.7%
Fuchs Petrolub SE	210,795	12,049,337

Total Preferred Stocks (identified cost $7,428,123)		12,049,337
Short-Term Investments — 2.7%

Collateral Investment for Securities on Loan — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (3) (4)	6,757,723	6,757,723

Mutual Funds — 1.7%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (4)	11,858,537	11,856,165

Total Short-Term Investments (identified cost $18,611,117)		18,613,888

Total Investments — 100.6% (identified cost $619,525,151)		704,498,952
Other Assets and Liabilities — (0.6)%		(4,180,500)

Total Net Assets — 100.0%		$700,318,452

Pyrford International Stock Fund

Industry Allocation

As of November 30, 2020

(Unaudited)

Industry	Value	% of Total Net Assets

Agriculture	$44,389,009	6.4%
Auto Parts & Equipment	8,959,466	1.3
Banks	31,162,291	4.5
Building Materials	3,994,379	0.6
Chemicals	31,249,853	4.5
Commercial Services	30,067,858	4.2
Computers	18,784,962	2.6
Cosmetics/Personal Care	3,713,981	0.5
Distribution/Wholesale	13,054,250	1.9
Electric	6,409,043	0.9
Electrical Components & Equipment	7,741,244	1.1
Electronics	3,090,639	0.4
Engineering & Construction	5,478,515	0.8
Food	32,567,593	4.6
Gas	20,316,455	2.8
Hand/Machine Tools	4,082,073	0.6
Healthcare-Products	18,050,692	2.6
Home Furnishings	7,519,641	1.1
Household Products/Wares	23,492,303	3.3
Insurance	54,497,827	7.7
Leisure Time	1,306,903	0.2
Machinery-Construction & Mining	18,970,321	2.7
Machinery-Diversified	20,482,462	2.9
Mining	6,959,678	1.0
Miscellaneous Manufacturing	6,937,072	1.0
Oil & Gas	35,615,296	5.2
Pharmaceuticals	57,673,061	8.3
Pipelines	9,393,365	1.3
Retail	18,092,065	2.6
Semiconductors	11,210,683	1.6
Software	13,072,906	1.9
Telecommunications	84,463,644	12.1
Transportation	21,036,197	3.0

Total Common Stocks	673,835,727	96.2
Preferred Stocks	12,049,337	1.7
Collateral Investment for Securities on Loan	6,757,723	1.0
Mutual Funds	11,856,165	1.7

Total Investments	704,498,952	100.6

Other Assets and Liabilities	(4,180,500)	(0.6)

Net Assets	$700,318,452	100.0%

LGM Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 93.2%

Brazil — 2.7%
Raia Drogasil SA	1,785,800	$8,616,667
Cayman Islands — 4.3%
Tencent Holdings, Ltd.	191,100	13,880,610
China — 11.5%
ANTA Sports Products, Ltd.	841,000	11,436,051
By-health Co., Ltd.	1,806,823	6,889,985
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,149,852	12,342,819
Zhejiang Supor Co., Ltd., Class A	577,318	6,129,980

		36,798,835
Hong Kong — 9.9%
AIA Group, Ltd.	1,255,800	13,763,324
Hong Kong Exchanges & Clearing, Ltd.	265,500	13,201,269
Vitasoy International Holdings, Ltd.	1,132,000	4,658,827

		31,623,420
India — 24.7%
Biocon, Ltd. (2)	853,279	4,916,454
Colgate-Palmolive India, Ltd.	319,951	6,455,077
HDFC Bank, Ltd. (2)	800,713	15,547,983
Infosys, Ltd.	668,044	10,034,248
Marico, Ltd.	1,276,120	6,313,719
Maruti Suzuki India, Ltd.	52,413	4,943,604
Nestle India, Ltd.	20,523	4,703,181
Reliance Industries, Ltd.	314,411	8,238,529
Tata Consultancy Services, Ltd.	359,199	12,989,247
Torrent Pharmaceuticals, Ltd.	137,298	4,853,691

		78,995,733
Indonesia — 3.3%
Bank Mandiri Persero Tbk PT	23,843,308	10,680,519
Jersey — 2.8%
Wizz Air Holdings PLC (2) (5)	147,836	8,872,884
Mexico — 3.7%
Wal-Mart de Mexico SAB de C.V.	4,535,486	11,938,885
Netherlands — 3.5%
Prosus NV (2)	104,524	11,326,068
Nigeria — 1.3%
Guaranty Trust Bank PLC	48,352,103	4,161,477
Portugal — 1.9%
Jeronimo Martins SGPS SA	351,163	6,015,188
Russia — 3.9%
Magnit PJSC, GDR	274,387	4,140,500
Moscow Exchange MICEX-RTS PJSC (2)	4,229,600	8,469,451

		12,609,951
South Africa — 5.8%
Clicks Group, Ltd.	650,377	9,860,070
Discovery, Ltd.	1,085,987	8,639,509

		18,499,579

South Korea — 1.5%
NAVER Corp.	19,174	4,808,445
Taiwan — 6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,155,000	19,471,187
United Kingdom — 2.2%
Unilever PLC	117,492	7,159,762
United States — 1.7%
Western Union Co.	237,525	5,358,564
Vietnam — 2.4%
Vietnam Dairy Products JSC	1,642,333	7,678,532

Total Common Stocks (identified cost $234,925,660)		298,496,306

Common Stock Units — 2.5%

Mexico — 2.5%
Fomento Economico Mexicano SAB de C.V.,	1,081,700	7,814,262

Total Common Stock Units (identified cost $9,297,978)		7,814,262

Short-Term Investments — 4.7%

Mutual Funds — 4.7%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (4)	15,151,610	15,148,580

Total Short-Term Investments (identified cost $15,150,086)		15,148,580

Total Investments — 100.4% (identified cost $259,373,724)		321,459,148
Other Assets and Liabilities — (0.4)%		(1,192,443)

Total Net Assets — 100.0%		$320,266,705

LGM Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Industry	Value	% of Total Net Assets
Airlines	$8,872,884	2.8%
Auto Manufacturers	4,943,604	1.5
Banks	30,389,979	9.5
Beverages	4,658,827	1.5
Biotechnology	4,916,454	1.5
Computers	23,023,495	7.2
Cosmetics/Personal Care	13,614,839	4.2
Diversified Financial Services	27,029,284	8.4
Food	41,193,939	13.0
Housewares	6,129,980	1.9
Insurance	22,402,833	7.0
Internet	30,015,123	9.3
Oil & Gas	8,238,529	2.6
Pharmaceuticals	11,743,676	3.6
Retail	41,851,673	13.1
Semiconductors	19,471,187	6.1

Total Common Stocks	298,496,306	93.2
Common Stock Units	7,814,262	2.5
Mutual Funds	15,148,580	4.7

Total Investments	321,459,148	100.4

Other Assets and Liabilities	(1,192,443)	(0.4)

Net Assets	$320,266,705	100.0%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals — 95.2%

Alabama — 1.7%
Alabama Housing Finance Authority, 1.500%, 11/1/2022 (6)	$3,000,000	$3,044,160
Birmingham Airport Authority, BAM:
5.000%, 7/1/2023	225,000	249,795
5.000%, 7/1/2024	325,000	373,981
Black Belt Energy Gas District:
1.000%, (LIBOR 1 Month), 12/1/2048, Call 9/1/2023 (6)	4,500,000	4,509,270
4.000%, 6/1/2021	1,000,000	1,017,360
4.000%, 6/1/2022	1,000,000	1,051,140

		10,245,706
Alaska — 0.4%
Alaska Municipal Bond Bank Authority, 5.000%, 12/1/2023	955,000	1,080,105
Borough of North Slope, 5.000%, 6/30/2021	1,250,000	1,283,963

		2,364,068
Arizona — 0.4%
Maricopa County Pollution Control Corp., 1.050%, 1/1/2038 (6)	2,250,000	2,265,075
California — 4.0%
Bay Area Toll Authority, 1.210%, (SIFMA Municipal Swap Index Yield), 4/1/2045, Call 10/1/2023 (6)	1,750,000	1,776,267
California County Tobacco Securitization Agency:
3.000%, 6/1/2021	300,000	304,431
4.000%, 6/1/2022	250,000	264,623
California Infrastructure & Economic Development Bank, 0.450%, 1/1/2050, Call 7/1/2021 (5) (6)	6,300,000	6,301,449
California Municipal Finance Authority, 0.230%, 9/1/2021 (6)	3,250,000	3,249,967
California Pollution Control Financing Authority, 0.600%, 8/1/2040 (6)	3,700,000	3,698,150
State of California, 0.864%, (LIBOR 1 Month), 12/1/2031, Call 6/1/2021 (6)	500,000	500,675
Tender Option Bond Trust Receipts/Certificates:
0.210%, 12/1/2030 (5) (6)	3,855,000	3,855,000
0.210%, 11/15/2049, Call 11/15/2026 (5) (6)	3,750,000	3,750,000

		23,700,562
Colorado — 1.5%
Colorado Health Facilities Authority, 5.000%, 6/1/2022	1,000,000	1,070,470
Colorado School of Mines, 0.599%, (LIBOR 1 Month), 2/1/2023, Call 8/1/2022 (6)	1,165,000	1,161,598
E-470 Public Highway Authority, 0.518%, (LIBOR 1 Month), 9/1/2039, Call 12/21/2020 (6)	1,370,000	1,366,329
Tender Option Bond Trust Receipts/Certificates, 0.210%, 2/1/2021 (5) (6)	5,000,000	5,000,000

		8,598,397
Connecticut — 1.4%
City of New Haven:
5.000%, 2/1/2022	350,000	364,696
5.000%, 8/1/2022	1,025,000	1,081,283
City of New Haven, AGM:
5.000%, 2/1/2023	580,000	628,703
5.000%, 8/1/2023	1,080,000	1,190,970
Connecticut Housing Finance Authority, 0.500%, 5/15/2060, Call 5/15/2021 (6)	5,000,000	4,999,450

		8,265,102
District of Columbia — 0.1%
District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 12/31/2020	360,000	361,393

Florida — 4.8%
Broward County Housing Finance Authority, 1.400%, 5/1/2022 (6)	2,500,000	2,510,850
City of Atlantic Beach, 3.000%, 11/15/2023, Call 12/31/2020	2,000,000	2,000,360
County of Escambia:
0.120%, 4/1/2039, Call 11/30/2020 (6)	3,400,000	3,400,000
0.150%, 4/1/2039, Call 11/30/2020 (6)	1,000,000	1,000,000
Florida Development Finance Corp., 0.550%, 1/1/2049, Call 12/31/2020 (6)	10,000,000	10,000,300
JEA Electric System Revenue, 0.110%, 10/1/2038, Call 11/30/2020 (6)	500,000	500,000
Miami-Dade County Housing Finance Authority, 0.600%, 12/1/2022, Call 6/1/2021 (6)	1,000,000	1,000,740
Tender Option Bond Trust Receipts/Certificates, 0.410%, 4/1/2053, Call 4/1/2028 (5) (6)	8,000,000	8,000,000

		28,412,250
Georgia — 4.6%
Appling County Development Authority, 0.170%, 9/1/2041, Call 11/30/2020 (6)	1,400,000	1,400,000
Bartow County Development Authority, 2.050%, 9/1/2029 (6)	1,400,000	1,420,300
Burke County Development Authority:
0.150%, 7/1/2049, Call 11/30/2020 (6)	3,100,000	3,100,000
1.550%, 12/1/2049 (6)	3,000,000	3,043,860
2.250%, 10/1/2032 (6)	4,000,000	4,144,000
Development Authority of Monroe County, 1.500%, 1/1/2039 (6)	2,000,000	2,029,740
Main Street Natural Gas, Inc.:
0.680%, (SIFMA Municipal Swap Index Yield), 8/1/2048, Call 9/1/2023 (6)	5,000,000	5,013,350
0.849%, (LIBOR 1 Month), 4/1/2048, Call 6/1/2023 (6)	5,000,000	5,008,750
5.000%, 5/15/2021	700,000	714,063
Municipal Electric Authority of Georgia:
5.000%, 1/1/2022	380,000	399,084
5.000%, 1/1/2023	805,000	881,080

		27,154,227
Idaho — 0.8%
Idaho Housing & Finance Association, 0.280%, 1/1/2038, Call 12/1/2020 (6)	4,490,000	4,490,000
Illinois — 11.8%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2021	1,400,000	1,404,424
Chicago O’Hare International Airport:
5.000%, 1/1/2023	1,000,000	1,088,830
5.000%, 1/1/2023	825,000	898,285
Chicago Park District:
5.000%, 1/1/2023	4,780,000	5,144,714
5.000%, 1/1/2023, Call 1/1/2022	285,000	296,363
City of Chicago:
5.000%, 1/1/2021	200,000	200,368
5.000%, 1/1/2022	300,000	307,455
5.000%, 1/1/2023	400,000	417,432
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,000,000	1,039,660
City of Granite, 2.450%, 5/1/2027 (6)	3,000,000	3,022,320
Cook County Community Unit School District No 401 Elmwood Park, 3.000%, 12/1/2021	715,000	733,847
Cook County School District No 99 Cicero:
5.000%, 12/1/2020	555,000	555,000
5.000%, 12/1/2021	575,000	601,594
Illinois Development Finance Authority, 0.550%, 11/1/2044, Call 8/3/2021 (6)	5,000,000	5,003,200
Illinois Finance Authority:
0.700%, 5/1/2040 (6)	2,800,000	2,796,304
0.860%, (SIFMA Municipal Swap Index Yield), 1/1/2046, Call 7/1/2022 (6)	2,000,000	2,002,020
5.000%, 10/1/2023	250,000	277,462
5.000%, 10/1/2024	250,000	286,477
Illinois Housing Development Authority, 1.900%, 10/1/2022 (6)	1,790,000	1,812,984
Lake County Forest Preserve District, 0.648%, (LIBOR 3 Month), 12/15/2020 (6)	130,000	129,984
Northern Illinois University, BAM, 5.000%, 4/1/2024	500,000	565,585
Rockford Park District, 3.000%, 12/15/2020	1,165,000	1,165,932
Sales Tax Securitization Corp., 5.000%, 1/1/2025	500,000	572,385
Sangamon County School District No 186 Springfield, AGM:
4.000%, 6/1/2022	750,000	783,877

4.000%, 6/1/2023	1,000,000	1,074,420
State of Illinois:
4.000%, 6/15/2021	355,000	360,123
4.875%, 5/1/2021	250,000	253,548
5.000%, 10/1/2021	1,500,000	1,542,255
5.000%, 11/1/2021	7,000,000	7,141,050
5.000%, 2/1/2022	6,040,000	6,266,802
5.000%, 12/1/2022	1,000,000	1,054,010
5.125%, 5/1/2022	500,000	522,380
5.375%, 5/1/2023	250,000	267,758
5.500%, 5/1/2024	500,000	546,600
Tender Option Bond Trust Receipts/Certificates:
0.310%, 12/1/2027 (5) (6)	10,000,000	10,000,000
0.350%, 12/1/2027 (5) (6)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates, AGM, 0.210%, 12/1/2020 (5) (6)	3,015,000	3,015,000
Will County Community High School District No 210 Lincoln-Way, AGM, 4.000%, 1/1/2022	975,000	999,950
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE, 0.000%, 11/1/2021	435,000	431,838

		69,582,236
Indiana — 1.9%
City of Rockport:
1.350%, 7/1/2025 (6)	1,000,000	1,008,120
1.350%, 7/1/2025 (6)	1,000,000	1,008,200
City of Whiting, 5.000%, 11/1/2045 (6)	1,345,000	1,459,325
Indianapolis Local Public Improvement Bond Bank, 1.450%, 6/1/2021, Call 12/31/2020	3,750,000	3,750,113
Lafayette School Corp.:
4.000%, 1/15/2021	425,000	426,802
4.000%, 7/15/2021	675,000	689,843
4.000%, 1/15/2022	850,000	883,261
Noblesville Multi School Building Corp., 5.000%, 7/15/2021	2,160,000	2,200,262

		11,425,926
Iowa — 1.7%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	3,500,000	3,566,570
Iowa Finance Authority:
0.685%, (SIFMA Municipal Swap Index Yield), 2/15/2035, Call 12/16/2020 (5) (6)	3,995,000	3,995,000
2.875%, 5/15/2049, Call 12/21/2020	1,000,000	1,006,880
Iowa Finance Authority, GNMA/FNMA/FHLMC, 0.410%, (SIFMA Municipal Swap Index Yield), 7/1/2047, Call 12/31/2020 (6)	1,500,000	1,500,030

		10,068,480
Kansas — 1.3%
City of Andover, 1.625%, 10/1/2022, Call 12/31/2020	2,190,000	2,192,278
City of Holton, 2.500%, 7/1/2021, Call 1/1/2021	1,245,000	1,246,245
City of Lenexa, 1.625%, 9/1/2021, Call 12/31/2020	1,000,000	1,000,770
City of Washington, 2.000%, 12/1/2022, Call 12/31/2020	3,000,000	3,003,960
State of Kansas Department of Transportation, 0.403%, (LIBOR 1 Month), 9/1/2021 (6)	400,000	399,836

		7,843,089
Kentucky — 5.1%
City of Ashland:
5.000%, 2/1/2021	385,000	387,175
5.000%, 2/1/2022	475,000	493,597
County of Carroll, 1.200%, 10/1/2034 (6)	5,000,000	5,011,900
County of Owen, 0.700%, 6/1/2040 (6)	2,300,000	2,295,722
Kentucky Higher Education Student Loan Corp., 5.000%, 6/1/2021	1,000,000	1,017,780
Kentucky Housing Corp., 2.000%, 4/1/2022 (6)	1,400,000	1,407,672
Kentucky Public Energy Authority, 1.219%, (LIBOR 1 Month), 12/1/2049, Call 3/1/2025 (6)	5,000,000	5,023,550
Kentucky Rural Water Finance Corp.:
1.250%, 2/1/2022, Call 2/1/2021	6,770,000	6,779,884
1.450%, 6/1/2021, Call 12/21/2020	5,500,000	5,503,080

Louisville/Jefferson County Metropolitan Government, 1.850%, 10/1/2033 (6)	2,000,000	2,007,380

		29,927,740
Louisiana — 1.1%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, 5.000%, 8/1/2021	1,050,000	1,081,773
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 12/31/2020	350,000	359,408
Louisiana Public Facilities Authority, 0.760%, (SIFMA Municipal Swap Index Yield), 9/1/2057, Call 3/1/2023 (6)	5,000,000	4,993,900

		6,435,081
Maryland — 0.7%
Maryland Economic Development Corp., 1.700%, 9/1/2022	4,000,000	4,075,640
Massachusetts — 0.1%
Massachusetts Development Finance Agency:
2.450%, 5/1/2027 (5) (6)	250,000	251,860
5.000%, 7/1/2021	300,000	306,837

		558,697
Michigan — 1.3%
Michigan Finance Authority, 3.500%, 11/15/2044 (6)	3,175,000	3,352,832
Michigan State Building Authority, 0.230%, 10/15/2042, Call 11/30/2020 (6)	3,500,000	3,500,000
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 12/31/2020	600,000	601,824

		7,454,656
Mississippi — 1.8%
Mississippi Business Finance Corp.:
0.160%, 7/1/2025, Call 11/30/2020 (6)	2,000,000	2,000,000
0.160%, 5/1/2028, Call 11/30/2020 (6)	3,000,000	3,000,000
Mississippi Development Bank:
5.000%, 9/1/2022	250,000	268,678
5.000%, 9/1/2023	700,000	780,563
5.000%, 9/1/2025	400,000	476,148
State of Mississippi:
5.000%, 10/15/2022	1,000,000	1,073,690
5.000%, 10/15/2024	2,735,000	3,122,358

		10,721,437
Missouri — 0.6%
City of St. Louis, 2.000%, 6/1/2021	3,000,000	3,024,720
Health & Educational Facilities Authority of the State of Missouri, 2.875%, 2/1/2034, Call 12/21/2020	765,000	765,015

		3,789,735
Nebraska — 1.5%
Central Plains Energy Project:
4.000%, 8/1/2021	1,000,000	1,024,860
4.000%, 8/1/2022	1,000,000	1,061,420
Nebraska Public Power District, 0.600%, 1/1/2051, Call 1/1/2023	6,600,000	6,622,572

		8,708,852
Nevada — 1.1%
County of Washoe NV, 0.625%, 3/1/2036 (6)	2,500,000	2,501,525
State of Nevada Department of Business & Industry, 0.500%, 1/1/2050, Call 7/1/2021 (5) (6)	4,200,000	4,202,184

		6,703,709
New Jersey — 4.5%
Borough of Fort Lee, 1.000%, 11/1/2022	1,710,000	1,729,545
City of Newark, 2.000%, 10/5/2021	2,800,000	2,831,052
City of Newark, AGM SAW, 5.000%, 10/1/2023	630,000	706,721
City of Newark, AGM School Bond Gty, 5.000%, 10/1/2023	350,000	392,623
City of Newark, SAW:
5.000%, 10/1/2021	100,000	103,452
5.000%, 10/1/2022	700,000	752,913
City of Newark, School Bond Gty:
5.000%, 10/1/2021	250,000	258,800
5.000%, 10/1/2022	400,000	430,616
Jersey City Municipal Utilities Authority, 3.000%, 7/1/2022	6,000,000	6,244,560

New Jersey Economic Development Authority, 1.200%, 11/1/2034 (6)	2,500,000	2,536,375
New Jersey Turnpike Authority:
0.443%, (LIBOR 1 Month), 1/1/2021 (6)	1,750,000	1,749,808
0.583%, (LIBOR 1 Month), 1/1/2022 (6)	750,000	748,770
State of New Jersey, 4.000%, 6/1/2023	7,500,000	8,152,200

		26,637,435
New Mexico — 0.6%
City of Farmington, 1.200%, 6/1/2040 (6)	1,250,000	1,261,425
City of Santa Fe, 2.250%, 5/15/2024, Call 11/15/2021	500,000	489,070
New Mexico Hospital Equipment Loan Council, 2.250%, 7/1/2023, Call 1/1/2021	1,525,000	1,510,238

		3,260,733
New York — 9.0%
City of New York, 0.100%, 8/1/2044, Call 11/30/2020 (6)	900,000	900,000
City of New York, AGC, 0.220%, 10/1/2021, Call 12/5/2020 (6) (7)	100,000	100,000
Hempstead Union Free School District, SAW:
1.500%, 6/30/2021	4,000,000	4,028,280
1.750%, 12/15/2020	1,200,000	1,200,684
Long Island Power Authority, 0.853%, (LIBOR 1 Month), 5/1/2033, Call 10/1/2022 (6)	4,000,000	4,005,400
Metropolitan Transportation Authority:
0.560%, (SIFMA Municipal Swap Index Yield), 11/15/2044 (6)	3,000,000	2,894,580
0.649%, (LIBOR 1 Month), 11/1/2030 (6)	2,950,000	2,853,269
5.000%, 5/15/2021	2,500,000	2,528,375
5.000%, 9/1/2022	6,000,000	6,257,820
5.000%, 2/1/2023	2,645,000	2,783,281
New York City Water & Sewer System, 0.100%, 6/15/2045, Call 11/30/2020 (6)	800,000	800,000
New York State Dormitory Authority, 5.000%, 3/31/2021	3,000,000	3,048,270
New York Transportation Development Corp.:
5.000%, 12/1/2023 (8)	250,000	278,320
5.000%, 12/1/2024 (8)	1,000,000	1,143,230
Oyster Bay, 2.000%, 3/12/2021	2,000,000	2,009,240
Tender Option Bond Trust Receipts/Certificates, 0.260%, 8/1/2021 (5) (6)	5,335,000	5,335,000
Town of Alabama, 1.000%, 9/30/2021, Call 4/1/2021	4,685,000	4,691,512
Town of Oyster Bay, 4.000%, 8/27/2021	2,000,000	2,053,060
Town of Oyster Bay, BAM, 4.000%, 11/1/2023	1,000,000	1,102,260
Triborough Bridge & Tunnel Authority:
0.599%, (LIBOR 1 Month), 11/15/2027, Call 5/15/2021 (6)	515,000	514,871
0.799%, (LIBOR 1 Month), 1/1/2032 (6)	4,845,000	4,846,696

		53,374,148
North Carolina — 1.0%
North Carolina Medical Care Commission, 2.300%, 9/1/2025, Call 9/1/2022	1,250,000	1,254,037
North Carolina Turnpike Authority, 5.000%, 2/1/2024	4,000,000	4,529,760

		5,783,797
North Dakota — 0.1%
City of Williston, 5.000%, 7/15/2021	750,000	769,560
Ohio — 3.8%
American Municipal Power, Inc., 2.250%, 12/3/2020	765,000	765,084
City of Cleveland Airport System Revenue, 5.000%, 1/1/2023	3,100,000	3,365,298
City of North Olmsted, 2.000%, 3/10/2021	1,020,000	1,023,264
County of Hancock, 1.250%, 10/22/2021	3,967,000	4,000,521
County of Lorain, 1.300%, 2/6/2021, Call 12/31/2020	805,000	805,403
Ohio Housing Finance Agency:
1.750%, 6/1/2022, Call 6/1/2021 (6)	2,775,000	2,795,452
2.450%, 5/1/2022, Call 5/1/2021 (6) (8)	3,500,000	3,530,170
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	6,000,000	5,994,360

		22,279,552
Oklahoma — 3.4%
Canadian County Educational Facilities Authority, 5.000%, 12/1/2020	1,900,000	1,900,000
Oklahoma Development Finance Authority:
0.330%, 8/15/2031, Call 12/1/2020 (6)	5,000,000	5,000,000
0.340%, 8/15/2031, Call 11/30/2020 (6) (8)	8,000,000	8,000,000
1.625%, 7/6/2023, Call 6/30/2022	4,400,000	4,396,656

Oklahoma Housing Finance Agency, 1.600%, 7/1/2022 (6)	1,000,000	1,006,700

		20,303,356
Pennsylvania — 8.5%
Berks County Municipal Authority:
5.000%, 2/1/2022	500,000	515,460
5.000%, 2/1/2023	1,300,000	1,356,147
Bethlehem Area School District, SAW, 0.580%, (LIBOR 1 Month), 7/1/2031, Call 12/16/2020 (6)	2,985,000	2,978,164
City of Philadelphia Airport Revenue:
5.000%, 7/1/2021	3,250,000	3,334,857
5.000%, 7/1/2022	2,750,000	2,944,563
Delaware County Industrial Development Authority, 0.150%, 9/1/2045, Call 11/30/2020 (6)	2,300,000	2,300,000
Delaware Valley Regional Finance Authority, 0.270%, (SIFMA Municipal Swap Index Yield), 11/1/2055, Call 11/30/2020 (6)	9,700,000	9,700,000
Manheim Township School District, 0.571%, (LIBOR 1 Month), 5/1/2025, Call 5/1/2021 (6)	2,000,000	1,996,980
Montgomery County Higher Education & Health Authority, 0.830%, (SIFMA Municipal Swap Index Yield), 9/1/2051, Call 12/21/2020 (6)	2,500,000	2,499,800
Northampton County General Purpose Authority, 1.143%, (LIBOR 1 Month), 8/15/2048, Call 2/15/2023 (6)	1,000,000	1,000,190
Pennsylvania Economic Development Financing Authority:
0.700%, 8/1/2037 (6)	5,000,000	5,001,000
2.150%, 11/1/2021	2,000,000	2,023,620
2.625%, 11/1/2021	1,000,000	1,016,120
Pittsburgh Water & Sewer Authority, AGM, 0.765%, (SIFMA Municipal Swap Index Yield), 9/1/2040, Call 6/1/2023 (6) (8)	6,800,000	6,810,132
Tender Option Bond Trust Receipts/Certificates, 0.360%, 12/1/2024 (5) (6)	6,910,000	6,910,000

		50,387,033
South Carolina — 1.7%
Patriots Energy Group Financing Agency, 0.959%, (LIBOR 1 Month), 10/1/2048, Call 11/1/2023 (6)	6,000,000	6,024,480
Piedmont Municipal Power Agency, NATL-RE, 6.250%, 1/1/2021	2,460,000	2,471,980
South Carolina Jobs-Economic Development Authority, 0.310%, 5/1/2048, Call 11/30/2020 (6)	1,500,000	1,500,000

		9,996,460
Tennessee — 0.5%
Memphis-Shelby County Airport Authority:
5.000%, 7/1/2021	1,125,000	1,153,969
5.000%, 7/1/2022	1,860,000	1,987,614

		3,141,583
Texas — 2.3%
City of Dallas Housing Finance Corp., 1.500%, 4/1/2023 (6)	3,400,000	3,456,270
Gulf Coast Authority, 2.450%, 5/1/2028 (6)	250,000	251,860
Irving Hospital Authority, 1.210%, (SIFMA Municipal Swap Index Yield), 10/15/2044, Call 4/15/2023 (6)	950,000	936,482
Matagorda County Navigation District No. 1, 0.900%, 5/1/2030 (6)	3,000,000	3,002,520
Mission Economic Development Corp., 0.400%, 7/1/2040 (6)	3,000,000	3,000,000
Texas Municipal Gas Acquisition & Supply Corp., 5.000%, 12/15/2020	2,950,000	2,954,867

		13,601,999
Virginia — 1.8%
Halifax County Industrial Development Authority, 0.450%, 12/1/2041 (6)	2,000,000	1,999,740
Hampton Redevelopment & Housing Authority, 1.460%, 12/1/2022, Call 12/1/2021 (6)	4,000,000	4,042,160
Westmoreland County Industrial Development Authority, 2.000%, 6/1/2022, Call 12/1/2021	4,300,000	4,374,476

		10,416,376
Washington — 1.4%
Tender Option Bond Trust Receipts/Certificates, 0.460%, 7/1/2026 (5) (6)	6,665,000	6,665,000
Vancouver Housing Authority, 1.530%, 12/1/2022, Call 12/1/2021	1,795,000	1,809,791

		8,474,791
West Virginia — 2.5%

County of Harrison, 3.000%, 10/15/2037 (6)	5,000,000	5,080,550
West Virginia Economic Development Authority, 3.000%, 6/1/2037 (6)	1,000,000	1,028,470
West Virginia Hospital Finance Authority:
0.280%, 6/1/2033, Call 12/1/2020 (6)	8,495,000	8,495,000
5.000%, 1/1/2021	360,000	361,166

		14,965,186
Wisconsin — 4.4%
Burlington Area School District, 1.000%, 9/23/2021	4,300,000	4,323,994
City of Lancaster, 4.000%, 5/1/2021, Call 12/31/2020	1,010,000	1,012,495
D C Everest Area School District, 2.000%, 4/1/2022, Call 12/31/2020	1,290,000	1,291,728
Grantsburg School District, 1.000%, 10/29/2021	1,500,000	1,509,000
Pewaukee School District, 1.000%, 9/22/2021	3,400,000	3,419,482
Wisconsin Health & Educational Facilities Authority:
0.310%, 2/15/2053, Call 12/1/2020 (6)	12,750,000	12,750,000
0.460%, (SIFMA Municipal Swap Index Yield), 8/15/2054, Call 1/28/2021 (6)	500,000	500,060
5.000%, 12/1/2022	1,000,000	1,087,640

		25,894,399

Total Municipals (identified cost $560,180,253)		562,438,466

Mutual Funds — 3.4%
Nuveen New York AMT-Free Municipal Credit Income Fund	11,360,000	15,320,000
Nuveen New York AMT-Free Quality Municipal Income Fund	5,000,000	5,000,000

Total Mutual Funds (identified cost $20,320,000)		20,320,000

Short-Term Investments — 1.1%

Repurchase Agreements — 0.0%
Agreement with Fixed Income Clearing Corp., 0.080%, dated 11/30/2020, to be repurchased at $143,377 on 12/1/2020, collateralized by U.S. Government Treasury Obligation with a maturity of 9/15/2022, with a fair value of $146,264.	143,376	143,376

Short-Term Municipals — 1.1%

Florida — 1.1%
JEA Electric System Revenue, 0.280%, 1/6/2021	6,200,000	6,200,000

Total Short-Term Investments (identified cost $6,343,376)		6,343,376

Total Investments — 99.7% (identified cost $586,843,629)		589,101,842

Other Assets and Liabilities — 0.3%		1,905,315

Total Net Assets — 100.0%		$591,007,157

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals — 98.9%

Alabama — 3.5%
Black Belt Energy Gas District:
1.000%, (LIBOR 1 Month), 12/1/2048, Call 9/1/2023 (6)	$1,000,000	$1,002,060
4.000%, 6/1/2023	1,000,000	1,083,830
4.000%, 7/1/2046, Call 3/1/2021 (6)	1,000,000	1,015,130
Lower Alabama Gas District, 4.000%, 12/1/2050, Call 9/1/2025 (6)	600,000	692,778
Tuscaloosa City Board of Education, 5.000%, 8/1/2021	175,000	180,570

		3,974,368
Arizona — 0.4%
La Paz County Industrial Development Authority, 5.000%, 2/15/2021 (5)	250,000	251,932
Maricopa County Industrial Development Authority:
2.550%, 7/1/2021	115,000	115,875
2.875%, 7/1/2021 (5)	70,000	70,291

		438,098
Arkansas — 0.2%
City of Hot Springs Wastewater Revenue, 5.000%, 12/1/2020	245,000	245,000

California — 4.6%
Bay Area Toll Authority, 1.210%, (SIFMA Municipal Swap Index Yield), 4/1/2045, Call 10/1/2023 (6)	500,000	507,505
California Housing Finance Agency, AGM, 0.050%, 2/1/2037, Call 12/3/2020 (6) (7)	5,000	5,000
California Municipal Finance Authority, 5.000%, 2/1/2022	1,000,000	1,049,150
California Public Finance Authority:
5.000%, 10/15/2021	350,000	361,308
5.000%, 10/15/2022	300,000	320,661
California Statewide Communities Development Authority, CMI, 3.500%, 11/1/2021, Call 2/1/2021	195,000	200,236
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2022	875,000	927,754
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,071,100
Palomar Health, 5.000%, 11/1/2022	375,000	404,040
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	420,031

		5,266,785
Colorado — 3.6%
Colorado Educational & Cultural Facilities Authority, 5.000%, 10/1/2021	1,000,000	1,024,980
Colorado Health Facilities Authority:
5.000%, 6/1/2021	250,000	255,935
5.000%, 6/1/2022	250,000	267,618
5.000%, 8/1/2049, Call 2/1/2025 (6)	1,000,000	1,165,830
E-470 Public Highway Authority, 1.146%, (LIBOR 1 Month), 9/1/2039, Call 3/1/2021 (6)	575,000	575,402
University of Colorado Hospital Authority, 5.000%, 11/15/2038, Call 9/1/2021 (6)	750,000	775,027
Wheatlands Metropolitan District, BAM, 4.000%, 12/1/2020	125,000	125,000

		4,189,792
Connecticut — 2.4%
City of New Haven, AGM, 5.000%, 8/1/2024	1,000,000	1,138,170
State of Connecticut:
5.000%, 3/15/2021	500,000	506,830
5.000%, 4/15/2023	1,000,000	1,110,650

		2,755,650
District of Columbia — 1.0%
Metropolitan Washington Airports Authority, 5.000%, 10/1/2024	1,000,000	1,168,880

Florida — 4.1%

Brevard County Health Facilities Authority, 5.000%, 4/1/2021	400,000	405,732
City of Atlantic Beach, 3.250%, 11/15/2024, Call 12/31/2020	1,155,000	1,155,358
City of Orlando, AGM, 4.000%, 11/1/2021	460,000	473,929
Columbia County School Board, BAM, 5.000%, 7/1/2021	400,000	410,588
County of Escambia, 0.120%, 4/1/2039, Call 11/30/2020 (6)	100,000	100,000
County of Okeechobee, 1.550%, 7/1/2039 (6)	1,000,000	1,007,070
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2021	300,000	301,170
Halifax Hospital Medical Center, 5.000%, 6/1/2021	300,000	306,315
Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	514,695

		4,674,857
Georgia — 6.9%
Bartow County Development Authority:
1.550%, 8/1/2043 (6)	500,000	507,310
2.050%, 9/1/2029 (6)	500,000	507,250
Burke County Development Authority, 2.925%, 11/1/2048 (6)	1,250,000	1,334,238
City of Atlanta:
5.000%, 1/1/2021	250,000	250,975
5.000%, 1/1/2022	700,000	731,178
Gainesville & Hall County Hospital Authority, 5.000%, 2/15/2021	700,000	706,153
Main Street Natural Gas, Inc.:
0.849%, (LIBOR 1 Month), 4/1/2048, Call 6/1/2023 (6)	1,500,000	1,502,625
5.000%, 5/15/2024	1,250,000	1,423,512
Municipal Electric Authority of Georgia, 5.000%, 1/1/2023	875,000	958,851

		7,922,092
Guam — 0.5%
Territory of Guam, 5.000%, 12/1/2022	500,000	533,490

Illinois — 19.2%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2023	1,000,000	1,082,980
Chicago O’Hare International Airport:
5.000%, 1/1/2022	100,000	105,145
5.000%, 1/1/2022	200,000	210,088
Chicago Park District:
5.000%, 1/1/2022	250,000	259,533
5.000%, 1/1/2022	500,000	519,065
Chicago Transit Authority, 5.000%, 6/1/2021	750,000	765,787
City of Chicago, 5.000%, 1/1/2024	340,000	360,444
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2021	840,000	842,940
5.000%, 1/1/2022	500,000	523,435
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,445,000	1,502,309
City of Waukegan, 5.000%, 12/30/2020	250,000	250,855
Cook County School District No 99 Cicero, 5.000%, 12/1/2023	575,000	647,755
County of Cook, 5.000%, 11/15/2021	720,000	747,943
County of Cook Sales Tax Revenue, 5.000%, 11/15/2024, Call 11/15/2022	810,000	880,421
Illinois Finance Authority:
1.453%, (LIBOR 1 Month), 5/1/2036, Call 12/31/2020 (6)	1,000,000	1,000,140
5.000%, 1/1/2021	200,000	200,698
5.000%, 11/15/2021	400,000	416,892
5.000%, 1/1/2022	150,000	157,014
5.000%, 7/15/2022	750,000	804,112
5.000%, 11/15/2022	555,000	598,723
5.000%, 12/1/2022	290,000	305,373
5.000%, 5/15/2023	250,000	266,375
5.000%, 5/15/2024	450,000	489,011
Illinois Housing Development Authority, 1.900%, 10/1/2022 (6)	500,000	506,420
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,095,390
Lake County Forest Preserve District, 0.648%, (LIBOR 3 Month), 12/15/2020 (6)	70,000	69,992
Northern Illinois University, BAM, 5.000%, 4/1/2025	400,000	467,700
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2023	1,165,000	1,293,639
Sales Tax Securitization Corp., 5.000%, 1/1/2023	1,000,000	1,076,520
State of Illinois:
5.000%, 2/1/2021	240,000	241,433
5.000%, 11/1/2022	2,000,000	2,077,200

University of Illinois, 5.000%, 3/15/2022	1,000,000	1,054,280
Village of Bolingbrook, AGM:
4.000%, 3/1/2022	630,000	659,402
4.000%, 3/1/2023	510,000	550,004

		22,029,018
Indiana — 3.1%
City of Boonville, 2.600%, 1/1/2023, Call 12/31/2020	500,000	500,385
City of Whiting, 5.000%, 12/1/2044 (6)	1,000,000	1,213,850
Indiana Finance Authority:
0.090%, 2/1/2035 (6)	1,700,000	1,700,000
5.250%, 10/1/2022, Call 10/1/2021	150,000	156,192

		3,570,427
Iowa — 0.4%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	500,000	509,510

Kansas — 0.3%
City of Holton, 2.500%, 7/1/2021, Call 1/1/2021	375,000	375,375

Kentucky — 2.5%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	562,800
Kentucky Public Energy Authority:
1.219%, (LIBOR 1 Month), 12/1/2049, Call 3/1/2025 (6)	1,000,000	1,004,710
4.000%, 7/1/2023	750,000	814,912
Louisville/Jefferson County Metropolitan Government, 1.850%, 10/1/2033 (6)	500,000	501,845

		2,884,267
Louisiana — 0.3%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	400,000
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 12/31/2020	5,000	5,134

		405,134
Maryland — 0.5%
City of Rockville, 5.000%, 11/1/2022	500,000	514,970
Maryland Community Development Administration, GNMA/FNMA/FHLMC, 4.500%, 3/1/2027, Call 3/1/2021	5,000	5,046

		520,016
Massachusetts — 2.8%
Commonwealth of Massachusetts, 1.700%, 8/1/2043 (6)	1,000,000	1,022,210
Massachusetts Development Finance Agency:
5.000%, 7/1/2021	280,000	286,714
5.000%, 7/1/2022	315,000	335,428
5.000%, 7/1/2024	260,000	294,640
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/1/2039, Call 1/1/2023 (6)	1,200,000	1,311,840

		3,250,832
Michigan — 2.1%
Great Lakes Water Authority Water Supply System Revenue, 5.000%, 7/1/2023	800,000	884,680
Michigan Finance Authority, 3.500%, 11/15/2044 (6)	1,000,000	1,056,010
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 12/31/2020	200,000	200,632
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 12/31/2020	270,000	270,821

		2,412,143
Mississippi — 1.9%
Mississippi Business Finance Corp., 2.200%, 3/1/2027 (6)	1,250,000	1,314,325
State of Mississippi, 5.000%, 10/15/2024	750,000	856,222

		2,170,547
Missouri — 1.0%
Health & Educational Facilities Authority of the State of Missouri:
2.875%, 2/1/2034, Call 12/21/2020	600,000	600,012
5.000%, 2/1/2022	250,000	260,705
5.000%, 2/1/2024, Call 2/1/2021	250,000	251,453

		1,112,170
Nebraska — 1.0%
Central Plains Energy Project, 5.000%, 3/1/2050, Call 10/1/2023 (6)	1,000,000	1,126,940

Nevada — 1.8%

City of Carson City, 5.000%, 9/1/2022	500,000	533,195
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,107,000
City of Sparks NV, 2.500%, 6/15/2024 (5)	450,000	450,086

		2,090,281
New Jersey — 4.0%
New Jersey Economic Development Authority, 5.000%, 11/1/2021	400,000	415,640
New Jersey Health Care Facilities Financing Authority:
5.000%, 7/1/2022	790,000	846,414
5.000%, 10/1/2026	650,000	746,876
New Jersey Transportation Trust Fund Authority, 5.000%, 12/15/2023	250,000	280,418
New Jersey Transportation Trust Fund Authority, NATL-RE, 5.500%, 12/15/2020	10,000	10,017
State of New Jersey, 5.000%, 6/1/2025	1,000,000	1,188,580
Tobacco Settlement Financing Corp., 5.000%, 6/1/2022	1,000,000	1,069,640

		4,557,585
New Mexico — 0.9%
New Mexico Hospital Equipment Loan Council, 2.375%, 7/1/2024, Call 1/1/2021	1,000,000	990,320

New York — 7.0%
Long Island Power Authority, 0.853%, (LIBOR 1 Month), 5/1/2033, Call 10/1/2022 (6)	1,000,000	1,001,350
Metropolitan Transportation Authority:
5.000%, 9/1/2022	1,500,000	1,564,455
5.000%, 2/1/2023	750,000	789,210
5.000%, 11/15/2048 (6)	1,000,000	1,074,010
New York State Dormitory Authority, 5.000%, 12/1/2022 (5)	600,000	645,858
New York State Housing Finance Agency, SONYMA, 1.875%, 5/1/2050, Call 12/21/2020 (6)	710,000	710,511
New York Transportation Development Corp., 5.000%, 12/1/2023 (8)	250,000	278,320
Triborough Bridge & Tunnel Authority, 0.799%, (LIBOR 1 Month), 1/1/2032 (6)	980,000	980,343
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,021,150

		8,065,207
North Carolina — 0.8%
North Carolina Eastern Municipal Power Agency, FGIC, 3.144%, 1/1/2025 (6) (7)	600,000	581,244
North Carolina Medical Care Commission, 5.000%, 10/1/2022	350,000	367,609

		948,853
North Dakota — 0.0%
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	40,000	41,136

Ohio — 3.3%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	805,000	838,206
American Municipal Power, Inc., 2.300%, 2/15/2038, Call 8/15/2021 (6)	1,000,000	1,010,120
County of Hamilton:
4.000%, 1/1/2021	445,000	445,672
5.000%, 1/1/2022	465,000	479,020
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 5/1/2022, Call 5/1/2021	55,000	55,685
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	1,000,000	999,060

		3,827,763
Oklahoma — 0.5%
Oklahoma Development Finance Authority, 1.625%, 7/6/2023, Call 6/30/2022	600,000	599,544

Pennsylvania — 3.1%
Allegheny County Hospital Development Authority, 0.864%, (LIBOR 3 Month), 2/1/2021 (6)	30,000	29,975
Berks County Industrial Development Authority, 5.000%, 11/1/2022	250,000	259,847
Commonwealth Financing Authority, 5.000%, 6/1/2022	1,000,000	1,066,500
Lancaster County Hospital Authority, 2.875%, 12/15/2023, Call 12/31/2020	300,000	299,175
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	200,332
Montgomery County Industrial Development Authority:
4.000%, 12/1/2022	250,000	258,845
5.000%, 12/1/2023	320,000	345,466
Northampton County General Purpose Authority, 1.143%, (LIBOR 1 Month), 8/15/2048, Call 2/15/2023 (6)	1,000,000	1,000,190

Pennsylvania Turnpike Commission, 1.090%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/1/2021 (6)	80,000	80,263

		3,540,593
South Carolina — 0.9%
Patriots Energy Group Financing Agency, 0.959%, (LIBOR 1 Month), 10/1/2048, Call 11/1/2023 (6)	1,000,000	1,004,080

Tennessee — 2.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 2.000%, 1/1/2022 (6)	1,000,000	1,001,330
Tennessee Energy Acquisition Corp.:
4.000%, 5/1/2048, Call 2/1/2023 (6)	1,000,000	1,077,960
5.000%, 2/1/2023	790,000	862,569
5.250%, 9/1/2021	55,000	56,988

		2,998,847
Texas — 4.9%
City of Dallas Housing Finance Corp., 1.500%, 4/1/2023 (6)	900,000	914,895
Crane County Water District, 3.000%, 2/15/2021	605,000	608,182
Fort Bend Independent School District, PSF, 1.950%, 8/1/2049 (6)	845,000	867,976
Harris County Cultural Education Facilities Finance Corp., 0.940%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (6)	350,000	350,574
Irving Hospital Authority, 5.000%, 10/15/2022	215,000	232,727
New Hope Cultural Education Facilities Finance Corp.:
3.375%, 8/15/2021 (5)	140,000	140,757
4.000%, 11/15/2021	315,000	317,992
North Texas Tollway Authority, 5.000%, 1/1/2022	250,000	262,778
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 5/15/2021	500,000	505,720
5.000%, 11/15/2022	1,000,000	1,068,100
Texas State University System, 5.000%, 3/15/2022	350,000	371,756

		5,641,457
Virginia — 1.4%
Henrico County Economic Development Authority, 5.000%, 10/1/2023	575,000	637,152
Henrico County Economic Development Authority, AGM, 0.242%, 8/23/2027, Call 11/30/2020 (6) (7)	1,000,000	1,000,000

		1,637,152
Washington — 1.8%
State of Washington, 5.000%, 2/1/2022	1,000,000	1,056,010
Washington State Housing Finance Commission, 2.375%, 1/1/2026, Call 7/1/2021 (5)	1,000,000	971,660

		2,027,670
West Virginia — 1.9%
West Virginia Economic Development Authority, 2.550%, 3/1/2040 (6)	1,000,000	1,058,520
West Virginia Hospital Finance Authority:
5.000%, 1/1/2022	520,000	542,355
5.000%, 1/1/2023	555,000	600,454

		2,201,329
Wisconsin — 1.7%
Public Finance Authority:
5.000%, 11/15/2021	610,000	626,885
5.000%, 11/15/2022	500,000	526,905
State of Wisconsin, 5.000%, 3/1/2021	300,000	303,579
Wisconsin Health & Educational Facilities Authority:
5.000%, 8/15/2022	200,000	215,026
5.000%, 8/15/2023	205,000	229,278

		1,901,673

Total Municipals (identified cost $111,465,684)		113,608,881

Short-Term Investments — 0.2%

Repurchase Agreements — 0.2%
Agreement with Fixed Income Clearing Corp., 0.080%, dated 11/30/2020, to be repurchased at $214,922 on 12/1/2020, collateralized by U.S. Government Treasury Obligation with a maturity of 9/15/2022, with a fair value of $219,293.	214,921	214,921

Total Short-Term Investments (identified cost $214,921)		214,921

Total Investments — 99.1% (identified cost $111,680,605)		113,823,802

Other Assets and Liabilities — 0.9%		1,011,178

Total Net Assets — 100.0%		$114,834,980

Short-Term Income Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares or Principal Amount	Value

Asset-Backed Securities — 17.6%

Auto Floor Plan ABS — 1.2%
BMW Floorplan Master Owner Trust, Class A1, (Series 2018-1), 3.150%, 5/15/2023 (5)	$2,000,000	$2,026,022
Ford Credit Floorplan Master Owner Trust, Class A1, (Series 2020-1), 0.700%, 9/15/2025	900,000	905,660

		2,931,682
Automobiles — 7.2%
AmeriCredit Automobile Receivables Trust:
Class A3, (Series 2018-2), 3.150%, 3/20/2023	526,891	532,166
Class A3, (Series 2018-3), 3.380%, 7/18/2023	99,893	101,329
Class C, (Series 2017-1), 2.710%, 8/18/2022	712,252	717,182
Class C, (Series 2017-3), 2.690%, 6/19/2023	1,755,000	1,782,689
Class D, (Series 2016-3), 2.710%, 9/8/2022	2,000,000	2,021,280
Class D, (Series 2017-1), 3.130%, 1/18/2023	1,500,000	1,537,824
Avis Budget Rental Car Funding AESOP LLC:
Class A, (Series 2015-2A), 2.630%, 12/20/2021 (5)	166,667	166,830
Class A, (Series 2016-1A), 2.990%, 6/20/2022 (5)	400,000	403,024
Chesapeake Funding II LLC, Class A1, (Series 2019-2A), 1.950%, 9/15/2031 (5)	657,608	668,688
Drive Auto Receivables Trust:
Class B, (Series 2020-1), 2.080%, 7/15/2024	1,000,000	1,015,892
Class C, (Series 2018-5), 3.990%, 1/15/2025	988,000	1,013,962
Class C, (Series 2019-4), 2.510%, 11/17/2025	2,000,000	2,042,342
Ford Credit Auto Lease Trust, Class A3, (Series 2020-B), 0.620%, 8/15/2023	1,000,000	1,004,294
GM Financial Consumer Automobile, Class C, (Series 2017-1A), 2.450%, 7/17/2023 (5)	1,000,000	1,000,881
Mercedes-Benz Master Owner Trust, Class A, (Series 2019-BA), 2.610%, 5/15/2024 (5)	2,375,000	2,457,673
Volkswagen Auto Loan Enhanced Trust, Class A4, (Series 2020-1), 1.260%, 8/20/2026	700,000	716,462
World Omni Auto Receivables Trust, Class A3, (Series 2017-B), 1.950%, 2/15/2023	159,645	160,770

		17,343,288
Credit Cards — 1.3%
Synchrony Card Funding LLC, Class A, (Series 2019-A1), 2.950%, 3/15/2025	297,000	307,050
World Financial Network Credit Card Master Trust:
Class A, (Series 2019-B), 2.490%, 4/15/2026	1,775,000	1,832,362
Class A, (Series 2019-C), 2.210%, 7/15/2026	895,000	923,425

		3,062,837
Other Financial — 7.2%
Ally Master Owner Trust:
Class A, (Series 2018-2), 3.290%, 5/15/2023	1,500,000	1,521,008
Class A2, (Series 2018-1), 2.700%, 1/17/2023	1,300,000	1,303,831
Diamond Resorts Owner Trust, Class A, (Series 2019-1A), 2.890%, 2/20/2032 (5)	1,726,947	1,788,548
Ford Credit Floorplan Master Owner Trust, Class A2, (Series 2019-3), 0.741% (LIBOR 1 Month + 60 basis points), 9/15/2024 (6)	1,300,000	1,307,941
Marlin Receivables LLC, Class B, (Series 2018-1A), 3.540%, 5/22/2023 (5)	1,000,000	1,005,045
MMAF Equipment Finance LLC:
Class A3, (Series 2020-A), 0.970%, 4/9/2027 (5)	2,010,000	2,032,331
Class A4, (Series 2017-B), 2.410%, 11/15/2024 (5)	2,000,000	2,041,959
MVW Owner Trust, Class C, (Series 2018-1A), 3.900%, 1/21/2036 (5)	868,323	894,201
Pawnee Equipment Receivables LLC, Class A2, (Series 2019-1), 2.290%, 10/15/2024 (5)	1,580,164	1,597,671
Sierra Timeshare Conduit Receivables Funding LLC, Class B, (Series 2017-1A), 3.200%, 3/20/2034 (5)	621,040	628,575

Volvo Financial Equipment LLC, Class A4, (Series 2017-1A), 2.210%, 11/15/2021 (5)	207,588	207,932
Westgate Resorts, Class B, (Series 2020-1A), 3.963%, 3/20/2034 (5)	1,147,911	1,188,056
Westgate Resorts LLC:
Class B, (Series 2017-1A), 4.050%, 12/20/2030 (5)	1,118,776	1,109,905
Class B, (Series 2018-1A), 3.580%, 12/20/2031 (5)	608,276	605,068

		17,232,071
Pharmaceuticals — 0.7%
Sierra Timeshare Receivables Funding LLC, Class A, (Series 2018-2A), 3.500%, 6/20/2035 (5)	1,740,138	1,808,636

Total Asset-Backed Securities (identified cost $42,001,474)		42,378,514

Collateralized Mortgage Obligations — 3.1%

Federal Home Loan Mortgage Corporation — 0.5%
2.000%, 1/15/2024, (Series 4295)	224,879	227,192
3.000%, 2/15/2031, (Series 4013)	470,643	485,705
4.000%, 12/15/2038, (Series 3738)	60,930	61,009
4.500%, 8/15/2039, (Series 3778)	292,715	304,699

		1,078,605
Federal National Mortgage Association — 0.1%
3.000%, 8/25/2040, (Series 2015-15)	219,828	220,823

Federal National Mortgage Association — 0.4%
2.500%, 6/25/2029, (Series 2014-34)	557,487	582,105
3.643%, 7/25/2021, (Series 2011-M3)	404,250	405,226

		987,331
Private Sponsor — 2.1%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 3.615%, 5/20/2036 (6)	86,078	84,847
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	157,229	176,356
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	104,634	105,398
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	172,024	123,183
FREMF Mortgage Trust:
Class B, (Series 2013-K26), 3.721%, 12/25/2045 (5) (6)	1,250,000	1,312,648
Class B, (Series 2014-K716), 4.080%, 8/25/2047 (5) (6)	1,500,000	1,518,803
Class C, (Series 2012-K21), 4.068%, 7/25/2045 (5) (6)	1,000,000	1,038,163
JP Morgan Mortgage Trust:
Class 1A5, (Series 2017-3), 3.500%, 8/25/2047 (5) (6)	155,019	155,615
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	21,934	21,841
Class 3A1, (Series 2007-A2), 3.442%, 4/25/2037 (6)	8,499	7,269
Class A4, (Series 2019-6), 3.500%, 12/25/2049 (5) (6)	158,696	160,391
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.761%, 11/25/2034 (6)	122,691	124,295
OBX Trust, Class A8, (Series 2019-INV1), 4.000%, 11/25/2048 (5) (6)	197,928	198,545
Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2006-AR19), 2.928%, 12/25/2036 (6)	128,707	117,365

		5,144,719

Total Collateralized Mortgage Obligations (identified cost $7,431,427)		7,431,478

Commercial Mortgage Securities — 3.1%

Government National Mortgage Association — 0.2%
1.800%, 7/16/2037, (Series 2013-179)	311,005	312,154
2.100%, 4/16/2050, (Series 2016-92)	273,207	275,792
2.650%, 2/16/2045, (Series 2015-33)	51,010	51,014

		638,960
Private Sponsor — 2.9%

Cantor Commercial Real Estate Lending, Class A1, (Series 2019-CF2), 2.047%, 11/15/2052	1,288,807	1,321,689
Citigroup Commercial Mortgage Trust, Class A1, (Series 2017-P7), 2.008%, 4/14/2050	260,759	261,453
GS Mortgage Securities Corp. Trust 2020-DUNE, Class A, (Series 2020-DUNE), 1.241% (LIBOR 1 Month + 110 basis points), 12/15/2036 (5) (6)	2,000,000	1,942,336
GS Mortgage Securities Trust, Class A4, (Series 2011-GC3), 4.753%, 3/10/2044 (5)	139,563	139,808
Morgan Stanley BAML Trust, Class A1, (Series 2016-C30), 1.389%, 9/15/2049	349,663	350,013
SLIDE 2018-FUN, Class B, (Series 2018-FUN), 1.391% (LIBOR 1 Month + 125 basis points), 6/15/2031 (5) (6)	943,549	901,258
UBS Commercial Mortgage Trust, Class A1, (Series 2017-C3), 1.935%, 8/15/2050	697,306	701,694
WFRBS Commercial Mortgage Trust, Class ASB, (Series 2013-C18), 3.676%, 12/15/2046	1,255,115	1,313,690

		6,931,941

Total Commercial Mortgage Securities (identified cost $7,578,169)		7,570,901

Corporate Bonds & Notes — 56.6%

Auto Manufacturers — 5.6%
American Honda Finance Corp.:
1.950%, 5/10/2023	650,000	674,545
2.900%, 2/16/2024 (1)	1,000,000	1,073,755
3.450%, 7/14/2023 (1)	1,555,000	1,677,759
Ford Motor Credit Co. LLC, 1.503% (LIBOR 3 Month + 127 basis points), 3/28/2022 (6)	1,000,000	986,435
General Motors Financial Co., Inc.:
1.700%, 8/18/2023 (1)	1,200,000	1,226,827
1.779% (LIBOR 3 Month + 155 basis points), 1/14/2022 (6)	750,000	755,676
3.450%, 1/14/2022	750,000	770,675
4.150%, 6/19/2023	1,000,000	1,076,635
PACCAR Financial Corp.:
1.900%, 2/7/2023	1,000,000	1,034,169
2.650%, 5/10/2022	600,000	621,061
2.650%, 4/6/2023	675,000	712,170
Toyota Motor Credit Corp.:
0.914% (LIBOR 3 Month + 69 basis points), 1/11/2022 (6)	1,000,000	1,006,904
3.350%, 1/8/2024 (1)	850,000	923,144
Volkswagen Group of America Finance LLC, 0.875%, 11/22/2023 (5)	1,100,000	1,103,016

		13,642,771
Banks — 21.7%
BancorpSouth Bank, 4.125% (LIBOR 3 Month + 247 basis points), 11/20/2029 (1)	1,750,000	1,764,068
Bank of America Corp.:
0.981% (SOFR + 91 basis points), 9/25/2025	850,000	856,341
1.215% (LIBOR 3 Month + 100 basis points), 4/24/2023 (1) (6)	2,000,000	2,021,327
3.499% (LIBOR 3 Month + 63 basis points), 5/17/2022 (1)	1,000,000	1,014,338
Bank of New York Mellon Corp.:
1.600%, 4/24/2025 (1)	1,000,000	1,042,779
3.450%, 8/11/2023	1,000,000	1,082,473
Canadian Imperial Bank of Commerce, 3.500%, 9/13/2023 (1)	650,000	708,132
Citigroup, Inc.:
2.700%, 10/27/2022	1,000,000	1,041,930
1.175% (LIBOR 3 Month + 96 basis points), 4/25/2022 (6)	1,500,000	1,514,534
Customers Bancorp, Inc., 3.950%, 6/30/2022	1,000,000	1,022,855
Fifth Third Bancorp:
1.625%, 5/5/2023	1,000,000	1,028,006
3.650%, 1/25/2024 (1)	1,750,000	1,906,488
First Citizens BancShares, Inc., 3.375% (SOFR + 247 basis points), 3/15/2030	1,500,000	1,525,435
Flagstar Bancorp, Inc.:
4.125% (SOFR + 391 basis points), 11/1/2030	1,000,000	1,024,201
6.125%, 7/15/2021	1,375,000	1,380,699
Goldman Sachs Group, Inc.:
3.625%, 1/22/2023 (1)	1,650,000	1,759,597
3.625%, 2/20/2024	1,000,000	1,091,584

0.627% (SOFR + 54 basis points), 11/17/2023 (1) (6)	1,250,000	1,253,824
Home BancShares, Inc., 5.625% (LIBOR 3 Month + 358 basis points), 4/15/2027	1,000,000	1,022,171
Huntington Bancshares, Inc., 2.300%, 1/14/2022	1,144,000	1,167,719
Independent Bank Group, Inc., 5.875%, 8/1/2024	1,680,000	1,780,407
JPMorgan Chase & Co., 3.200%, 1/25/2023 (1)	1,500,000	1,590,249
KeyBank NA:
3.300%, 2/1/2022	1,000,000	1,035,164
3.375%, 3/7/2023 (1)	1,000,000	1,068,264
Mitsubishi UFJ Financial Group, Inc.:
3.535%, 7/26/2021	850,000	867,781
3.761%, 7/26/2023 (1)	1,000,000	1,084,526
Morgan Stanley:
0.560% (SOFR + 47 basis points), 11/10/2023 (6)	750,000	750,987
1.398% (LIBOR 3 Month + 118 basis points), 1/20/2022 (6)	645,000	645,951
2.625%, 11/17/2021	1,250,000	1,277,138
3.125%, 1/23/2023	1,500,000	1,584,777
Peapack-Gladstone Financial Corp., 6.000% (LIBOR 3 Month + 485 basis points), 6/30/2026	500,000	502,932
PNC Bank NA, 3.500%, 6/8/2023	1,000,000	1,073,757
Royal Bank of Canada:
0.500%, 10/26/2023 (1)	2,000,000	2,007,919
2.750%, 2/1/2022 (1)	400,000	411,637
Toronto-Dominion Bank, 3.250%, 3/11/2024 (1)	1,000,000	1,085,628
Truist Bank:
3.502% (LIBOR 3 Month + 59 basis points), 8/2/2022	750,000	765,845
3.689% (LIBOR 3 Month + 74 basis points), 8/2/2024 (1)	700,000	757,905
Truist Financial Corp., 2.200%, 3/16/2023 (1)	1,000,000	1,039,195
U.S. Bancorp, 1.450%, 5/12/2025	1,000,000	1,033,468
United Community Banks, Inc., 4.500% (LIBOR 3 Month + 212 basis points), 1/30/2028	1,000,000	994,387
Wells Fargo & Co.:
1.325% (LIBOR 3 Month + 111 basis points), 1/24/2023 (6)	1,000,000	1,008,780
2.625%, 7/22/2022	1,500,000	1,554,619
West Loop BC, 4.000% (LIBOR 3 Month + 187 basis points), 12/1/2027	2,000,000	2,062,834
Westpac Banking Corp.:
2.500%, 6/28/2022 (1)	500,000	517,368
2.800%, 1/11/2022	500,000	514,303

		52,244,322
Beverages — 0.9%
Coca-Cola Co., 3.200%, 11/1/2023 (1)	1,000,000	1,086,915
PepsiCo, Inc., 0.400%, 10/7/2023 (1)	1,000,000	1,003,871

		2,090,786
Computers — 1.9%
Apple, Inc.:
0.750%, 5/11/2023 (1)	1,250,000	1,265,810
1.700%, 9/11/2022 (1)	725,000	744,151
2.400%, 5/3/2023	1,500,000	1,575,252
International Business Machines Corp., 3.375%, 8/1/2023	1,000,000	1,083,314

		4,668,527
Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co., 2.250%, 11/15/2022 (1)	1,300,000	1,350,401
Procter & Gamble Co., 2.150%, 8/11/2022 (1)	775,000	800,228

		2,150,629
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC, 3.500%, 5/26/2022	1,750,000	1,800,197
American Express Co.:
3.400%, 2/22/2024	1,000,000	1,088,366
3.700%, 8/3/2023	1,500,000	1,629,154
American Express Credit Corp., 2.700%, 3/3/2022	1,000,000	1,028,082
Capital One Financial Corp.:
3.050%, 3/9/2022 (1)	500,000	516,310
3.200%, 1/30/2023 (1)	500,000	529,020

3.200%, 2/5/2025 (1)	1,000,000	1,089,549

		7,680,678
Electric — 1.2%
Entergy Louisiana LLC, 0.620%, 11/17/2023	1,200,000	1,202,459
NextEra Energy Capital Holdings, Inc.:
1.950%, 9/1/2022 (1)	1,000,000	1,028,258
3.150%, 4/1/2024	650,000	700,887

		2,931,604
Healthcare-Services — 0.6%
UnitedHealth Group, Inc., 2.875%, 3/15/2023	1,500,000	1,586,670

Insurance — 0.3%
Aon Corp., 2.200%, 11/15/2022	650,000	672,967

Internet — 0.6%
Amazon.com, Inc., 0.800%, 6/3/2025	1,500,000	1,522,467

Machinery-Construction & Mining — 1.6%
Caterpillar Financial Services Corp.:
0.650%, 7/7/2023	1,250,000	1,259,183
0.800%, 11/13/2025 (1)	750,000	754,526
1.950%, 11/18/2022	775,000	799,481
3.450%, 5/15/2023	1,000,000	1,074,721

		3,887,911
Machinery-Diversified — 1.3%
John Deere Capital Corp.:
2.800%, 1/27/2023	1,250,000	1,316,652
2.800%, 3/6/2023	750,000	793,201
3.200%, 1/10/2022	1,000,000	1,032,240

		3,142,093
Media — 0.9%
Comcast Corp., 3.700%, 4/15/2024 (1)	1,000,000	1,101,995
Walt Disney Co., 1.650%, 9/1/2022 (1)	1,000,000	1,022,694

		2,124,689
Oil & Gas — 4.6%
BP Capital Markets PLC, 2.500%, 11/6/2022 (1)	1,250,000	1,301,165
Chevron Corp.:
1.141%, 5/11/2023	1,000,000	1,020,475
1.554%, 5/11/2025 (1)	1,000,000	1,039,113
Chevron USA, Inc., 1.018%, 8/12/2027	425,000	425,933
Equinor ASA, 2.450%, 1/17/2023 (1)	1,000,000	1,044,926
Exxon Mobil Corp.:
2.019%, 8/16/2024	1,000,000	1,050,578
2.397%, 3/6/2022 (1)	850,000	870,491
Phillips 66:
0.833% (LIBOR 3 Month + 60 basis points), 2/26/2021 (6)	1,200,000	1,200,116
0.900%, 2/15/2024	1,000,000	1,001,865
3.700%, 4/6/2023	1,000,000	1,070,647
Shell International Finance BV, 3.500%, 11/13/2023 (1)	1,000,000	1,091,085

		11,116,394
Pharmaceuticals — 2.0%
AbbVie, Inc., 3.750%, 11/14/2023 (1)	500,000	546,735
Bristol-Myers Squibb Co.:
0.537%, 11/13/2023 (1)	600,000	601,054
0.750%, 11/13/2025	750,000	751,523
CVS Health Corp.:
3.350%, 3/9/2021	1,000,000	1,008,407
3.700%, 3/9/2023	1,000,000	1,070,240
Johnson & Johnson, 2.625%, 1/15/2025 (1)	700,000	760,210

		4,738,169
Pipelines — 1.3%
Energy Transfer Operating LP, 3.600%, 2/1/2023 (1)	1,000,000	1,038,955
Kinder Morgan Energy Partners LP, 3.500%, 9/1/2023 (1)	1,903,000	2,033,600

		3,072,555

Retail — 2.0%
McDonald’s Corp., 3.350%, 4/1/2023 (1)	1,000,000	1,066,169
Walmart, Inc.:
2.650%, 12/15/2024 (1)	1,000,000	1,081,883
3.300%, 4/22/2024	1,500,000	1,631,783
3.400%, 6/26/2023	1,000,000	1,076,373

		4,856,208
Savings & Loans — 1.3%
Axos Financial, Inc., 4.875% (SOFR + 476 basis points), 10/1/2030	1,000,000	1,025,515
New York Community Bancorp, Inc., 5.900% (LIBOR 3 Month + 278 basis points), 11/6/2028 (1)	1,000,000	1,038,454
Sterling Bancorp, 4.000% (SOFR + 253 basis points), 12/30/2029	1,000,000	1,003,735

		3,067,704
Software — 2.0%
Microsoft Corp., 2.875%, 2/6/2024	1,500,000	1,610,861
Oracle Corp.:
1.900%, 9/15/2021	525,000	531,101
2.400%, 9/15/2023 (1)	1,500,000	1,578,667
2.500%, 5/15/2022	1,000,000	1,028,227

		4,748,856
Telecommunications — 1.6%
AT&T, Inc., 3.900%, 3/11/2024	1,000,000	1,101,454
Verizon Communications, Inc.:
1.237% (LIBOR 3 Month + 100 basis points), 3/16/2022 (6)	750,000	758,910
4.150%, 3/15/2024	1,250,000	1,383,923
5.150%, 9/15/2023	500,000	562,563

		3,806,850
Transportation — 1.1%
Union Pacific Corp.:
2.950%, 3/1/2022 (1)	1,000,000	1,033,118
3.500%, 6/8/2023 (1)	1,500,000	1,608,329

		2,641,447

Total Corporate Bonds & Notes (identified cost $132,615,073)		136,394,297

U.S. Government & U.S. Government Agency Obligations — 16.4%

Federal Farm Credit Bank — 0.8%
1.480%, 3/10/2026	2,000,000	2,006,414

Federal Home Loan Mortgage Corporation — 0.4%
2.375%, 2/16/2021	1,000,000	1,004,776

Federal National Mortgage Association — 1.3%
0.625%, 4/22/2025 (1)	2,000,000	2,023,141
2.500%, 4/13/2021	1,000,000	1,008,801

		3,031,942
Sovereign — 3.0%
0.250%, 6/26/2023	1,250,000	1,251,571
0.250%, 8/24/2023	1,125,000	1,125,650
0.400%, 10/15/2024	1,250,000	1,250,033
0.420%, 7/27/2023	1,550,000	1,550,866
0.430%, 9/10/2024	2,000,000	1,994,096

		7,172,216
U.S. Treasury Bonds & Notes — 10.9%
1.500%, 2/28/2023 (1)	2,500,000	2,575,635
1.625%, 4/30/2023	2,000,000	2,070,859
1.750%, 7/31/2024	2,000,000	2,110,430
1.875%, 4/30/2022	2,000,000	2,049,531
2.000%, 5/31/2021	1,500,000	1,514,431
2.000%, 11/30/2022	1,000,000	1,036,973
2.125%, 12/31/2022	2,000,000	2,082,227
2.125%, 2/29/2024 (1)	1,000,000	1,062,031

2.250%, 1/31/2024	1,000,000	1,064,824
2.375%, 4/15/2021	2,000,000	2,017,262
2.625%, 7/15/2021	1,000,000	1,015,883
2.750%, 8/15/2021	2,000,000	2,037,644
2.750%, 7/31/2023	2,000,000	2,137,500
2.750%, 8/31/2023	1,750,000	1,873,594
2.750%, 11/15/2023	1,500,000	1,614,023

		26,262,847

Total U.S. Government & U.S. Government Agency Obligations (identified cost $38,595,572)		39,478,195

U.S. Government Agency-Mortgage Securities — 2.1%

Federal Home Loan Mortgage Corporation — 0.9%
3.000%, 12/9/2022	2,000,000	2,113,390

Federal Home Loan Mortgage Corporation — 1.0%
1.370%, 3/11/2025	2,300,000	2,303,949

Federal National Mortgage Association — 0.2%
3.500%, 4/1/2026	49,761	52,667
4.000%, 11/1/2031	250,313	273,132
5.500%, 11/1/2033	73,046	85,627
5.500%, 2/1/2034	54,131	63,600
5.500%, 8/1/2037	119,020	141,385

		616,411
Government National Mortgage Association — 0.0%
7.500%, 8/15/2037	12,246	12,649

Total U.S. Government Agency-Mortgage Securities (identified cost $4,900,612)		5,046,399

Short-Term Investments — 13.3%

Collateral Pool Investments for Securities on Loan — 12.5%
Collateral pool allocation (3)		30,127,076

Mutual Funds — 0.8%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (4)	1,911,552	1,911,170

Total Short-Term Investments (identified cost $32,038,437)		32,038,246

Total Investments — 112.2% (identified cost $265,160,764)		270,338,030

Other Assets and Liabilities — (12.2)%		(29,373,795)

Total Net Assets — 100.0%		$240,964,235

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals — 98.6%

Alabama — 2.7%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$308,553
4.000%, 7/1/2021	1,895,000	1,931,724
Black Belt Energy Gas District:
1.000%, (LIBOR 1 Month), 12/1/2048, Call 9/1/2023 (6)	4,000,000	4,008,240
4.000%, 10/1/2049, Call 7/1/2026 (6)	11,500,000	13,484,440
City of Birmingham, 4.000%, 3/1/2022 (9)	1,225,000	1,260,256
Columbia Industrial Development Board, 0.130%, 12/1/2037, Call 11/30/2020 (6)	1,400,000	1,400,000
Industrial Development Board of the City of Mobile Alabama, 0.130%, 6/1/2034, Call 11/30/2020 (6)	3,000,000	3,000,000
Lower Alabama Gas District, 4.000%, 12/1/2050, Call 9/1/2025 (6)	1,400,000	1,616,482
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,878,827
Special Care Facilities Financing Authority of the City of Pell City Alabama, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,165,720
UAB Medicine Finance Authority:
4.000%, 9/1/2038, Call 9/1/2029	1,000,000	1,178,740
4.000%, 9/1/2044, Call 9/1/2029	2,470,000	2,855,394
5.000%, 9/1/2036, Call 3/1/2027	2,340,000	2,809,849
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,432,366
5.000%, 9/1/2041, Call 3/1/2027	1,020,000	1,212,831
Wilsonville Industrial Development Board, 0.140%, 1/1/2024, Call 11/30/2020 (6)	4,800,000	4,800,000

		51,343,422
Alaska — 0.4%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,065,000	1,140,881
5.000%, 12/1/2027, Call 6/1/2022	310,000	332,087
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,889,775
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,154,210
Borough of Matanuska-Susitna:
5.000%, 11/1/2022	500,000	546,125
5.000%, 4/1/2031, Call 4/1/2021	150,000	152,429
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,044,735

		7,260,242
Arizona — 2.5%
Arizona Health Facilities Authority, 5.000%, 2/1/2022	1,000,000	1,053,360
Arizona Industrial Development Authority:
3.550%, 7/15/2029, Call 7/15/2027 (5)	1,350,000	1,431,297
3.750%, 12/15/2029, Call 12/15/2027 (5)	570,000	595,120
4.000%, 7/15/2030, Call 7/15/2028 (5)	625,000	670,169
4.000%, 7/15/2040, Call 7/15/2028 (5)	925,000	955,044
4.000%, 11/1/2045, Call 11/1/2030	1,870,000	2,168,171
4.000%, 7/15/2050, Call 7/15/2028 (5)	1,600,000	1,628,368
4.000%, 11/1/2050, Call 11/1/2030	2,000,000	2,307,040
5.000%, 3/1/2037, Call 9/1/2027 (5)	1,250,000	1,383,113
5.000%, 7/1/2039, Call 7/1/2029 (5)	780,000	872,180
5.000%, 12/15/2039, Call 12/15/2027 (5)	400,000	432,240
5.000%, 3/1/2042, Call 9/1/2027 (5)	1,000,000	1,094,380
5.000%, 7/1/2049, Call 7/1/2029 (5)	1,400,000	1,540,280
5.000%, 7/15/2049, Call 7/15/2027 (5)	3,350,000	3,702,822
5.000%, 12/15/2049, Call 12/15/2027 (5)	700,000	747,908
5.750%, 7/15/2038, Call 7/15/2026 (5)	1,750,000	2,003,925
Chandler Industrial Development Authority, 5.000%, 6/1/2049 (6)	5,000,000	5,748,750

City of Phoenix Civic Improvement Corp., BHAC FGIC, 5.500%, 7/1/2027 (9)	500,000	641,380
City of Phoenix Civic Improvement Corp., NATL-RE:
5.500%, 7/1/2021 (9)	555,000	570,240
5.500%, 7/1/2036 (9)	530,000	807,386
County of Pima Sewer System Revenue, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,553,414
Greater Arizona Development Authority, BHAC NATL-RE, 5.000%, 8/1/2027, Call 12/31/2020	70,000	70,262
Industrial Development Authority of the City of Phoenix, 5.000%, 7/1/2031, Call 7/1/2026 (5)	3,000,000	3,342,000
La Paz County Industrial Development Authority:
5.000%, 2/15/2046, Call 2/15/2026 (5)	1,000,000	1,103,440
5.000%, 2/15/2048, Call 2/15/2028	1,185,000	1,348,494
Maricopa County Industrial Development Authority:
5.000%, 7/1/2035, Call 7/1/2026	2,325,000	2,455,642
5.000%, 7/1/2036, Call 7/1/2026	750,000	844,973
5.000%, 7/1/2039, Call 7/1/2029 (5)	1,000,000	1,135,710
5.000%, 7/1/2047, Call 7/1/2026 (5)	1,225,000	1,323,809
Maricopa County Unified School District No. 60 Higley, AGM:
5.000%, 7/1/2023	1,000,000	1,118,680
5.000%, 7/1/2024	575,000	669,202
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	119,474
Town of Marana, 5.000%, 7/1/2023	450,000	503,406
University Medical Center Corp., 5.000%, 7/1/2021	425,000	436,853
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	469,483

		46,848,015
Arkansas — 0.6%
Arkansas Development Finance Authority:
5.000%, 2/1/2021	315,000	317,133
5.000%, 2/1/2022	150,000	157,102
Arkansas Development Finance Authority, GNMA/FNMA/FHLMC:
4.000%, 1/1/2025, Call 7/1/2021	135,000	137,384
4.000%, 7/1/2025, Call 7/1/2021	310,000	315,456
Arkansas State University:
4.000%, 3/1/2021	390,000	393,217
4.000%, 3/1/2022	1,140,000	1,187,356
4.000%, 3/1/2023	985,000	1,052,403
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	415,000	417,278
City of Springdale Sales & Use Tax Revenue:
3.000%, 11/1/2021	1,000,000	1,024,620
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,089,630
Conway Health Facilities Board, 4.250%, 8/1/2021	210,000	214,616
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	967,011
5.000%, 11/1/2023, Call 11/1/2022	860,000	918,549
University of Arkansas:
5.000%, 12/1/2021	300,000	314,340
5.000%, 12/1/2022	520,000	569,286
5.000%, 12/1/2023, Call 12/1/2022	500,000	544,870
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,153,520

		10,773,771
California — 6.0%
ABC Unified School District, NATL-RE, 5.000%, 2/1/2021	1,250,000	1,259,925
Alvord Unified School District, AGM, 7.350%, 8/1/2046, Call 8/1/2036	1,150,000	1,488,905
Bay Area Toll Authority, 1.360%, (SIFMA Municipal Swap Index Yield), 4/1/2036, Call 10/1/2026 (6)	5,000,000	5,076,050
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	504,644
0.000%, 8/1/2031	615,000	517,153
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	973,549
Burbank Unified School District, 5.000%, 8/1/2031, Call 2/1/2025 (9)	1,325,000	1,400,485
California Health Facilities Financing Authority:
5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,210,220
5.000%, 8/15/2042, Call 8/15/2027	1,000,000	1,170,520

California Infrastructure & Economic Development Bank, 0.480%, (LIBOR 1 Month), 8/1/2047, Call 2/1/2021 (6)	2,500,000	2,499,850
California Municipal Finance Authority, 5.000%, 2/1/2042, Call 2/1/2027	1,500,000	1,743,135
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,057,620
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	883,328
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,197,288
City of Los Angeles Department of Airports, 4.000%, 5/15/2050, Call 5/15/2030	2,000,000	2,323,460
County of San Joaquin, 5.000%, 4/1/2022	350,000	371,438
Duarte Unified School District, 5.125%, 8/1/2026 (9)	585,000	734,538
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	474,692
5.000%, 10/1/2022	580,000	631,400
5.000%, 10/1/2023	800,000	909,296
Encinitas Union School District, 6.750%, 8/1/2035, Call 8/1/2032	500,000	742,355
Escondido Union High School District, 5.450%, 8/1/2032, Call 8/1/2025 (9)	1,250,000	1,514,712
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	406,205
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2033, Call 4/1/2027	1,000,000	1,207,960
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	427,823
Fresno Unified School District, NATL-RE, 6.000%, 8/1/2026	2,890,000	3,335,031
Golden State Tobacco Securitization Corp.:
5.000%, 6/1/2028, Call 6/1/2027	1,000,000	1,246,030
5.000%, 6/1/2029, Call 6/1/2027	1,000,000	1,235,410
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	427,812
5.000%, 6/1/2023	400,000	445,440
5.000%, 6/1/2024	775,000	897,589
5.000%, 6/1/2025	425,000	510,995
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	299,693
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,118,040
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	130,191
Lakeside Union School District/Kern County, AGC, 0.000%, 9/1/2027	295,000	272,087
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,043,260
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,819,720
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	693,799
5.000%, 8/1/2025, Call 8/1/2023	760,000	849,817
McKinleyville Union School District, AGM, 7.050%, 8/1/2041, Call 8/1/2026 (9)	165,000	216,592
McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	557,712
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	866,369
Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026 (9)	300,000	380,025
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,169,200
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	513,560
Mount Diablo Unified School District, AGM, 5.750%, 8/1/2035, Call 8/1/2025	2,125,000	2,346,106
Norman Y Mineta San Jose International Airport SJC:
5.000%, 3/1/2041, Call 3/1/2027 (10)	1,000,000	1,181,450
5.000%, 3/1/2042, Call 3/1/2027	1,665,000	1,987,311
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	536,980
5.000%, 7/1/2032, Call 7/1/2022	700,000	751,653
Orchard School District, NATL-RE, 0.000%, 8/1/2023	590,000	580,560
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,788,100
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	302,847
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	282,094
5.000%, 12/1/2028, Call 12/1/2025	425,000	507,756
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,182,910
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,353,300
San Francisco City & County Airport Comm-San Francisco International Airport:
5.000%, 1/1/2021	5,405,000	5,424,836
5.000%, 5/1/2024, Call 5/1/2021	745,000	759,885
5.000%, 5/1/2024, Call 5/1/2021	295,000	300,779
5.000%, 5/1/2045, Call 5/1/2029	13,500,000	16,650,765

San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,605,349
San Jose Unified School District, NATL-RE, 0.000%, 8/1/2027	1,495,000	1,413,567
San Miguel Joint Union School District, AGM:
0.000%, 6/15/2021	490,000	488,819
0.000%, 6/15/2022	505,000	500,718
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	497,885
Santa Barbara County College School District:
0.000%, 8/1/2027	365,000	342,834
0.000%, 8/1/2031	470,000	401,549
State of California:
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,122,546
6.000%, 3/1/2033, Call 12/3/2020	375,000	375,060
Vallejo City Unified School District, NATL-RE, 5.900%, 8/1/2025	1,225,000	1,383,944
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,538,394
Watereuse Finance Authority, BAM TCRs, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,074,834
West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.000%, 8/1/2025	310,000	297,240
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,046,360
Western Placer Unified School District:
2.000%, 6/1/2025, Call 6/1/2023	1,000,000	1,034,900
2.000%, 6/1/2025, Call 6/1/2023	5,000,000	5,154,350
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,241,118
Windsor Unified School District, AGM:
0.000%, 8/1/2023	240,000	235,596
0.000%, 8/1/2024, Call 8/1/2023	330,000	308,722
0.000%, 8/1/2025, Call 8/1/2023	270,000	240,227
0.000%, 8/1/2026, Call 8/1/2023	330,000	278,154
0.000%, 8/1/2028, Call 8/1/2023	420,000	317,100

		113,591,521
Colorado — 3.0%
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	592,420
5.000%, 12/1/2026, Call 12/1/2024	355,000	421,396
5.000%, 12/1/2027, Call 12/1/2024	500,000	592,640
Arkansas River Power Authority, 5.000%, 10/1/2038, Call 10/1/2028	2,250,000	2,625,660
City & County of Denver:
0.130%, 12/1/2031, Call 11/30/2020 (6)	125,000	125,000
5.000%, 8/1/2041, Call 8/1/2026	8,000,000	9,554,800
City & County of Denver Airport System Revenue:
5.000%, 11/15/2021	500,000	522,390
5.000%, 11/15/2030, Call 11/15/2027	5,010,000	6,199,524
5.000%, 12/1/2048, Call 12/1/2028	3,000,000	3,593,760
Colorado Bridge Enterprise:
4.000%, 12/31/2028, Call 12/31/2027	2,760,000	3,230,966
4.000%, 6/30/2029, Call 12/31/2027	4,525,000	5,246,602
Colorado Educational & Cultural Facilities Authority:
4.000%, 12/15/2025	535,000	561,702
5.000%, 9/1/2021 (9)	865,000	891,011
Colorado Health Facilities Authority:
4.000%, 11/15/2043, Call 11/15/2029	1,000,000	1,160,320
4.000%, 8/1/2044, Call 8/1/2029	2,000,000	2,230,760
4.000%, 9/1/2045, Call 9/1/2030	1,000,000	1,128,490
4.000%, 8/1/2049, Call 8/1/2029	2,265,000	2,509,461
4.000%, 9/1/2050, Call 9/1/2030	1,500,000	1,681,185
5.000%, 2/1/2021	475,000	477,000
5.000%, 9/1/2022	750,000	800,602
5.000%, 12/1/2023	215,000	240,806
5.000%, 2/1/2024	420,000	450,677
5.000%, 6/1/2047, Call 6/1/2027	1,000,000	1,288,800
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	785,000
5.000%, 12/1/2021	725,000	760,025
5.000%, 12/1/2022	1,185,000	1,299,317
County of Boulder, 5.000%, 12/1/2025, Call 12/31/2020	475,000	476,791

Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,643,445
Park Creek Metropolitan District, 5.000%, 12/1/2030, Call 12/1/2025	1,895,000	2,254,425
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,064,000
Weld County School District No. RE-7 Platte Valley, SAW, 4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,140,000

		56,548,975
Connecticut — 2.2%
City of New Haven, AGM:
5.000%, 8/1/2023	295,000	332,011
5.000%, 8/1/2023	1,765,000	1,946,354
5.000%, 2/1/2024	650,000	727,837
5.000%, 8/1/2024	1,000,000	1,138,170
5.000%, 8/1/2039, Call 8/1/2029	3,000,000	3,704,640
Connecticut Housing Finance Authority:
3.500%, 11/15/2045, Call 5/15/2029	2,420,000	2,716,232
3.600%, 11/15/2030, Call 11/15/2024	305,000	328,107
Connecticut State Health & Educational Facilities Authority:
4.000%, 7/1/2038, Call 7/1/2029	5,430,000	6,012,205
5.000%, 7/1/2029, Call 7/1/2028	1,000,000	1,261,500
State of Connecticut:
5.000%, 3/15/2027, Call 3/15/2026	2,155,000	2,638,970
5.000%, 4/15/2028	1,250,000	1,617,687
5.000%, 4/15/2030, Call 4/15/2029	1,150,000	1,510,214
5.000%, 4/15/2034, Call 4/15/2027	3,000,000	3,669,510
5.000%, 1/15/2040, Call 1/15/2030	4,000,000	5,152,640
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,374,620
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,823,880
5.000%, 11/1/2036, Call 11/1/2028	1,485,000	1,855,597

		41,810,174
Delaware — 0.4%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,208,946
Delaware State Economic Development Authority:
5.000%, 6/1/2036, Call 6/1/2026	500,000	535,660
5.000%, 6/1/2046, Call 6/1/2026	1,000,000	1,054,970
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,640,056

		7,439,632
District of Columbia — 1.0%
District of Columbia:
4.000%, 7/1/2044, Call 7/1/2029	3,480,000	3,825,425
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	1,939,731
5.000%, 6/1/2036, Call 6/1/2026	1,115,000	1,262,436
5.000%, 12/1/2036, Call 12/1/2021	165,000	172,836
5.000%, 12/1/2036, Call 12/1/2021	335,000	349,529
5.000%, 6/1/2046, Call 6/1/2026	1,385,000	1,536,297
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 4.000%, 10/1/2049, Call 10/1/2029	1,000,000	1,117,070
Washington Convention & Sports Authority, 5.000%, 10/1/2030, Call 10/1/2027	1,500,000	1,779,030
Washington Metropolitan Area Transit Authority, 4.000%, 7/15/2040, Call 7/15/2030	6,370,000	7,658,651

		19,641,005
Florida — 4.8%
Central Florida Expressway Authority, 4.000%, 7/1/2041, Call 7/1/2027	4,000,000	4,517,200
City of Atlantic Beach:
5.000%, 11/15/2043, Call 11/15/2025	1,085,000	1,177,496
5.000%, 11/15/2048, Call 11/15/2025	1,750,000	1,892,520
City of Boynton Beach Utility System Revenue, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,042,110
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/21/2020	2,000,000	2,004,980
City of Lakeland Department of Electric Utilities, AGM, 5.250%, 10/1/2028	1,250,000	1,695,275
City of North Port, BAM, 5.000%, 7/1/2022	200,000	214,942
City of Orlando, AGM, 5.000%, 11/1/2035, Call 11/1/2027	2,270,000	2,779,978
City of Sunrise, NATL-RE, 0.000%, 10/1/2021	175,000	174,405
City of Tallahassee:

5.000%, 12/1/2026, Call 12/1/2025	450,000	528,039
5.000%, 12/1/2027, Call 12/1/2025	400,000	466,932
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	459,637
Columbia County School Board, BAM, 5.000%, 7/1/2026, Call 7/1/2025	495,000	591,733
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023	740,000	809,841
County of Broward Airport System Revenue:
5.000%, 10/1/2026, Call 10/1/2025 (10)	750,000	897,922
5.000%, 10/1/2031, Call 10/1/2025 (10)	1,000,000	1,170,300
County of Jackson, 0.150%, 7/1/2022, Call 11/30/2020 (6)	600,000	600,000
County of Lee County Water & Sewer Revenue, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,175,700
County of Martin, 0.140%, 7/15/2022, Call 11/30/2020 (6)	500,000	500,000
County of Miami-Dade, AGC, 0.000%, 10/1/2021	610,000	605,718
County of Miami-Dade Aviation Revenue:
4.000%, 10/1/2044, Call 10/1/2029	1,000,000	1,120,190
5.000%, 10/1/2025, Call 10/1/2024	800,000	930,472
5.000%, 10/1/2044, Call 10/1/2029	3,000,000	3,650,280
County of Miami-Dade Water & Sewer System Revenue:
5.000%, 10/1/2033, Call 10/1/2025	2,000,000	2,389,220
5.250%, 10/1/2029, Call 10/1/2023	100,000	114,185
County of Orange Sales Tax Revenue, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,112,178
County of St. Johns, AGM, 5.000%, 10/1/2021	1,110,000	1,153,712
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,691,849
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 7/1/2021	175,000	177,891
Florida Housing Finance Corp., GNMA/FNMA/FHLMC COLL, 3.500%, 7/1/2051, Call 7/1/2029	1,250,000	1,395,375
Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,835,322
5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,549,701
JEA Electric System Revenue, 0.110%, 10/1/2038, Call 11/30/2020 (6)	4,075,000	4,075,000
JPMorgan Chase Putters/Drivers Trust, 0.330%, 2/16/2022, Call 8/18/2021 (5) (6)	5,000,000	5,000,000
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,884,400
Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,277,180
Miami-Dade County Industrial Development Authority, 0.120%, 6/1/2021, Call 11/30/2020 (6)	300,000	300,000
Monroe County School District, 5.000%, 6/1/2034, Call 6/1/2027	1,000,000	1,233,590
North Sumter County Utility Dependent District, 5.000%, 10/1/2049, Call 10/1/2029	1,350,000	1,658,745
Palm Beach County Health Facilities Authority:
5.000%, 5/15/2036, Call 5/15/2027	1,000,000	1,095,020
5.000%, 5/15/2037, Call 5/15/2027	1,000,000	1,093,200
5.000%, 11/15/2042, Call 11/15/2027	250,000	294,028
Polk County Housing Finance Authority, GNMA COLL, 5.000%, 9/1/2029, Call 12/16/2020	135,000	135,242
Polk County Industrial Development Authority:
5.000%, 1/1/2029, Call 1/1/2025	390,000	430,420
5.000%, 1/1/2039, Call 1/1/2025	300,000	321,198
5.000%, 1/1/2049, Call 1/1/2025	1,000,000	1,059,200
Putnam County Development Authority, 0.140%, 9/1/2024, Call 11/30/2020 (6)	300,000	300,000
Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	820,170
5.000%, 1/1/2031, Call 1/1/2025	935,000	1,018,318
5.000%, 1/1/2032, Call 1/1/2025	1,100,000	1,193,599
Sarasota County Public Hospital District, 5.000%, 7/1/2041, Call 7/1/2028	5,000,000	6,089,350
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,567,500
Town of Davie:
5.000%, 4/1/2021	615,000	624,852
5.000%, 4/1/2022	830,000	882,564
Volusia County Educational Facility Authority:
4.000%, 10/15/2038, Call 10/15/2029	585,000	676,658
5.000%, 10/15/2044, Call 10/15/2029	5,850,000	7,217,496
5.000%, 10/15/2049, Call 10/15/2029	1,000,000	1,225,030

Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	759,966

		91,657,829
Georgia — 6.0%
Appling County Development Authority, 0.170%, 9/1/2041, Call 11/30/2020 (6)	3,800,000	3,800,000
Bartow County Development Authority, 1.550%, 8/1/2043 (6)	2,000,000	2,029,240
Burke County Development Authority:
0.150%, 7/1/2049, Call 11/30/2020 (6)	3,600,000	3,600,000
0.180%, 11/1/2052, Call 11/30/2020 (6)	2,300,000	2,300,000
2.250%, 10/1/2032 (6)	3,000,000	3,108,000
2.925%, 11/1/2048 (6)	4,250,000	4,536,407
City of Atlanta Airport Passenger Facility Charge:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,123,470
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,803,800
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,119,580
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,118,280
City of Atlanta Water & Wastewater Revenue:
5.000%, 11/1/2040, Call 11/1/2027	1,000,000	1,261,190
5.000%, 11/1/2043, Call 11/1/2027	3,000,000	3,758,430
City of Atlanta Water & Wastewater Revenue, NATL-RE, 5.500%, 11/1/2022	685,000	736,937
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,048,060
Development Authority of Appling County, 1.500%, 1/1/2038 (6)	1,000,000	1,014,870
Development Authority of Burke County, 1.500%, 1/1/2040 (6)	1,500,000	1,522,305
Development Authority of Monroe County, 0.140%, 9/1/2037, Call 11/30/2020 (6)	5,500,000	5,500,000
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2021	1,155,000	1,185,226
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,329,575
Gainesville & Hall County Development Authority:
5.000%, 3/1/2027	670,000	683,675
5.000%, 3/1/2037, Call 3/1/2027	500,000	486,975
5.125%, 3/1/2052, Call 3/1/2027	2,925,000	2,730,429
Gainesville & Hall County Hospital Authority:
4.000%, 2/15/2040, Call 2/15/2030	7,000,000	8,129,450
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,799,670
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,393,700
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,546,090
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,361,273
Main Street Natural Gas, Inc.:
0.680%, (SIFMA Municipal Swap Index Yield), 8/1/2048, Call 9/1/2023 (6)	10,000,000	10,026,700
0.849%, (LIBOR 1 Month), 4/1/2048, Call 6/1/2023 (6)	11,500,000	11,520,125
0.929%, (LIBOR 1 Month), 8/1/2048, Call 9/1/2023 (6)	500,000	501,845
4.000%, 8/1/2049, Call 9/1/2024 (6)	6,000,000	6,842,280
5.000%, 5/15/2030, Call 5/15/2029	2,750,000	3,481,142
5.000%, 5/15/2031, Call 5/15/2029	4,000,000	5,036,160
Monroe County Development Authority, 2.250%, 7/1/2025, Call 6/13/2024	3,000,000	3,092,610
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	875,960
5.000%, 1/1/2024	1,000,000	1,139,530
5.000%, 1/1/2025, Call 1/1/2024	700,000	797,510
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	27,691
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,057,806
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,043,680

		113,469,671
Guam — 0.1%
Territory of Guam:
5.000%, 12/1/2032, Call 12/1/2026	1,310,000	1,518,906
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,156,190

		2,675,096
Hawaii — 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	543,735

5.000%, 10/1/2023	500,000	567,240

		1,110,975
Idaho — 0.1%
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,129,120

Illinois — 17.6%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,034,440
Chicago Board of Education:
5.000%, 4/1/2042, Call 4/1/2028	1,500,000	1,644,450
5.000%, 4/1/2046, Call 4/1/2028	1,250,000	1,360,762
6.000%, 4/1/2046, Call 4/1/2027	1,500,000	1,747,815
Chicago Board of Education, NATL-RE:
0.000%, 12/1/2022	365,000	349,535
5.250%, 12/1/2021	1,000,000	1,043,090
Chicago Housing Authority, HUD SEC 8:
5.000%, 1/1/2023	710,000	768,916
5.000%, 1/1/2037, Call 1/1/2028	2,500,000	3,021,575
Chicago Midway International Airport, 5.000%, 1/1/2021	5,000,000	5,018,000
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (10)	1,500,000	1,745,715
5.000%, 1/1/2031, Call 1/1/2025 (10)	1,000,000	1,150,790
5.000%, 1/1/2037, Call 1/1/2029	1,200,000	1,476,084
5.000%, 1/1/2038, Call 1/1/2027	2,290,000	2,717,520
5.000%, 1/1/2038, Call 1/1/2029	4,250,000	5,214,750
5.000%, 1/1/2039, Call 1/1/2029	1,250,000	1,530,100
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,102,262
5.000%, 1/1/2026, Call 1/1/2021	730,000	732,577
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,738,675
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	2,027,622
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,111,450
Chicago Transit Authority:
4.000%, 12/1/2050, Call 12/1/2029	3,000,000	3,298,620
5.000%, 12/1/2046, Call 12/1/2026	3,000,000	3,484,890
City of Chicago:
5.000%, 1/1/2028	6,000,000	6,660,960
5.000%, 1/1/2040, Call 1/1/2029	9,400,000	10,109,512
5.000%, 1/1/2044, Call 1/1/2029	11,750,000	12,514,337
5.500%, 1/1/2035, Call 1/1/2029	2,000,000	2,255,360
6.000%, 1/1/2038, Call 1/1/2027	10,000,000	11,294,000
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,302,527
5.000%, 1/1/2032, Call 1/1/2027	2,000,000	2,425,860
5.000%, 1/1/2035, Call 1/1/2027	3,310,000	3,969,981
5.000%, 1/1/2039, Call 1/1/2025	500,000	570,460
City of Chicago Waterworks Revenue:
5.000%, 11/1/2025	2,000,000	2,387,120
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	3,074,250
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,229,700
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,227,370
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,223,130
City of Chicago Waterworks Revenue, AGM, 5.000%, 11/1/2027, Call 12/31/2020	60,000	60,185
City of Springfield, 5.000%, 12/1/2022	905,000	978,658
City of Springfield Electric Revenue:
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,176,630
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,174,340
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	250,365
0.000%, 12/1/2029, Call 12/1/2024	400,000	301,880
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	811,939
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	1,022,040
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	845,444
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	450,000

Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	2,472,458
0.000%, 12/1/2029	2,580,000	2,183,738
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,967,185
Cook County Township High School District No. 220 Reavis, 6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,150,650
Cook County Township High School District No. 220 Reavis, BAM:
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,343,547
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,485,404
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,568,842
County of Cook:
5.000%, 11/15/2028, Call 11/15/2026	3,150,000	3,775,243
5.000%, 11/15/2031, Call 11/15/2026	2,750,000	3,264,882
5.250%, 11/15/2023, Call 12/31/2020	350,000	351,239
County of Cook, BAM TCRs, 5.000%, 11/15/2023	1,000,000	1,125,960
County of Cook Sales Tax Revenue:
5.250%, 11/15/2035, Call 11/15/2027	1,520,000	1,863,338
5.250%, 11/15/2036, Call 11/15/2027	3,000,000	3,667,320
County of St. Clair Highway Revenue, 5.500%, 1/1/2038, Call 1/1/2023	825,000	915,552
DeKalb Kane & LaSalle Counties Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	179,305
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	659,689
Illinois Development Finance Authority, AGM:
0.000%, 1/1/2021	95,000	94,978
0.000%, 1/1/2021	160,000	159,938
Illinois Finance Authority:
4.000%, 10/1/2040, Call 10/1/2030	500,000	557,720
4.000%, 10/1/2050, Call 10/1/2030	1,500,000	1,638,735
5.000%, 5/15/2023	445,000	474,148
5.000%, 11/15/2023, Call 11/15/2022	215,000	233,410
5.000%, 8/15/2024	250,000	287,355
5.000%, 5/15/2025	1,000,000	1,046,470
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,191,190
5.000%, 11/15/2027, Call 11/15/2025	500,000	592,520
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,320,940
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,055,840
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,354,780
5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,111,600
5.000%, 5/15/2043, Call 11/15/2028	5,000,000	6,029,050
5.000%, 1/1/2044, Call 1/1/2028	5,000,000	5,900,000
5.000%, 10/1/2044, Call 10/1/2029	1,000,000	1,183,390
5.000%, 12/1/2047, Call 12/1/2027	1,000,000	1,090,950
5.000%, 10/1/2049, Call 10/1/2029	1,250,000	1,462,387
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,032,695
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	2,750,067
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,059,160
Illinois Housing Development Authority, GNMA/FNMA/FHLMC:
2.450%, 6/1/2043, Call 1/1/2023	386,268	393,982
3.750%, 4/1/2050, Call 4/1/2029	4,910,000	5,507,498
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,090,140
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,088,180
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,210,940
5.000%, 1/1/2031, Call 1/1/2029	500,000	648,490
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	9,317,152
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE, 0.000%, 2/1/2023	5,450,000	5,333,206
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	347,176
0.000%, 1/1/2023	650,000	641,524
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,095,390
5.000%, 1/1/2024	1,000,000	1,140,190
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,732,920
5.250%, 1/1/2033, Call 1/1/2023	900,000	984,195

Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,441,902
Lake County School District No. 33 Emmons, XLCA:
0.000%, 12/1/2026	525,000	476,432
0.000%, 12/1/2028	335,000	284,673
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	498,929
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM FGIC, 0.000%, 1/1/2024	500,000	485,240
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:
0.000%, 1/1/2021	1,070,000	1,069,797
0.000%, 1/1/2021	830,000	829,477
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
5.000%, 1/1/2021	810,000	812,697
5.000%, 1/1/2022	895,000	937,342
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 12/15/2023	20,000	19,663
0.000%, 12/15/2023	835,000	789,718
0.000%, 6/15/2024	1,000,000	933,760
5.700%, 6/15/2023	1,710,000	1,937,994
5.700%, 6/15/2023	1,820,000	1,991,699
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2027, Call 6/1/2026	2,000,000	2,442,080
5.250%, 6/1/2021	1,120,000	1,147,014
Sales Tax Securitization Corp.:
5.000%, 1/1/2029	2,500,000	3,119,350
5.000%, 1/1/2029, Call 1/1/2028	1,000,000	1,218,890
5.000%, 1/1/2030	2,000,000	2,532,500
5.000%, 1/1/2030, Call 1/1/2028	1,450,000	1,756,356
5.000%, 1/1/2031, Call 1/1/2028	2,000,000	2,410,080
5.250%, 1/1/2043, Call 1/1/2029	5,000,000	6,001,100
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	934,980
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,331,557
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	2,123,433
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,586,274
State of Illinois:
4.000%, 11/1/2034, Call 11/1/2029	5,000,000	5,102,300
5.000%, 4/1/2024, Call 4/1/2023	500,000	530,265
5.000%, 2/1/2026	7,000,000	7,699,930
5.000%, 6/1/2026	5,000,000	5,516,800
5.000%, 10/1/2027	2,300,000	2,564,684
5.000%, 10/1/2029, Call 10/1/2028	2,400,000	2,668,800
5.000%, 10/1/2029, Call 10/1/2028	5,000,000	5,560,000
5.000%, 11/1/2030, Call 11/1/2026	1,000,000	1,085,190
5.000%, 6/15/2034, Call 6/15/2028	5,000,000	5,750,150
5.500%, 5/1/2039, Call 5/1/2030	4,000,000	4,514,800
5.750%, 5/1/2045, Call 5/1/2030	2,000,000	2,273,660
6.500%, 6/15/2022	135,000	139,381
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,414,895
Tazewell County School District No. 51 Washington Central, NATL-RE, 9.000%, 12/1/2025	165,000	230,658
Town of Cicero, AGM, 5.000%, 1/1/2021	1,000,000	1,003,370
Village of Elwood, AGC:
0.000%, 3/1/2024, Call 3/1/2021	250,000	212,000
0.000%, 3/1/2026, Call 3/1/2021	1,280,000	971,021
Village of Franklin Park, BAM:
5.000%, 10/1/2022, Call 10/1/2021	730,000	758,061
5.000%, 10/1/2023, Call 10/1/2021	685,000	711,215
5.000%, 10/1/2024, Call 10/1/2021	425,000	441,082
5.000%, 10/1/2025, Call 10/1/2021	920,000	954,583
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	634,594
Will & Kankakee Counties School District No. 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	595,020

5.000%, 6/1/2029, Call 6/1/2025	600,000	709,350
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,333,300
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,724,735
5.000%, 1/1/2030, Call 1/1/2023	2,000,000	2,131,900
Will County Community High School District No. 210 Lincoln-Way, AGM, 4.000%, 1/1/2034, Call 1/1/2029	650,000	730,178
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE:
0.000%, 11/1/2021	55,000	54,789
0.000%, 11/1/2021	245,000	243,219
0.000%, 11/1/2022	60,000	59,407
0.000%, 11/1/2022	190,000	186,730
Will County School District No. 114 Manhattan, NATL-RE:
0.000%, 12/1/2020	630,000	630,000
0.000%, 12/1/2020	550,000	550,000
0.000%, 12/1/2023	1,600,000	1,537,920
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	502,455
Will Grundy Counties Community College District No. 525, 5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,866,242
Winnebago & Boone Counties School District No. 205 Rockford, 4.000%, 2/1/2027, Call 2/1/2023	4,680,000	5,015,837

		333,489,802
Indiana — 2.0%
City of Boonville, 2.600%, 1/1/2023, Call 12/31/2020	2,500,000	2,501,925
City of Rockport, 3.050%, 6/1/2025	2,100,000	2,304,414
City of Whiting, 5.000%, 12/1/2044 (6)	2,200,000	2,670,470
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	138,589
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	596,837
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,824,681
Indiana Bond Bank:
0.000%, 1/15/2031, Call 1/15/2029	1,500,000	1,265,610
0.000%, 1/15/2032, Call 1/15/2029	1,500,000	1,217,850
0.770%, (SIFMA Municipal Swap Index Yield), 10/15/2022 (6)	1,650,000	1,650,148
Indiana Finance Authority:
0.090%, 2/1/2035 (6)	3,200,000	3,200,000
0.090%, 2/1/2037, Call 11/30/2020 (6)	1,015,000	1,015,000
3.000%, 11/1/2030	1,000,000	1,032,890
3.000%, 11/1/2030	2,000,000	2,065,780
5.000%, 10/1/2022	300,000	318,660
5.000%, 10/1/2023	400,000	440,048
5.000%, 10/1/2024, Call 10/1/2023	275,000	302,461
5.000%, 5/1/2029, Call 5/1/2022	130,000	138,557
5.000%, 5/1/2029, Call 5/1/2022	3,940,000	4,162,374
5.000%, 11/15/2038, Call 11/15/2025	2,000,000	2,186,780
5.250%, 10/1/2024, Call 10/1/2021	710,000	738,947
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,276,658
5.250%, 11/15/2046, Call 11/15/2026	2,500,000	2,699,750
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	175,676
5.000%, 1/1/2022, Call 1/1/2021	200,000	200,772
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	539,740
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	306,261
5.000%, 1/15/2024	215,000	244,440
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	55,000	55,941
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,381,677

		38,652,936
Iowa — 0.5%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	1,213,000	1,236,071
Iowa Finance Authority:
5.000%, 5/15/2036, Call 5/15/2026	4,065,000	4,396,663
5.000%, 5/15/2043, Call 5/15/2027	1,000,000	1,077,570

5.000%, 3/1/2048, Call 3/1/2024	1,250,000	1,306,463
Iowa Higher Education Loan Authority, 0.090%, 11/1/2036, Call 11/30/2020 (6)	800,000	800,000
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,556,690

		10,373,457
Kansas — 0.3%
City of Holton, 2.500%, 7/1/2021, Call 1/1/2021	4,495,000	4,499,495
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,083,120

		5,582,615
Kentucky — 2.1%
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,166,480
5.000%, 9/1/2025	1,250,000	1,505,413
Kentucky Economic Development Finance Authority:
0.180%, 5/1/2034, Call 11/30/2020 (6)	5,235,000	5,235,000
5.000%, 8/15/2041, Call 8/15/2027	3,500,000	4,118,065
Kentucky Public Energy Authority:
1.219%, (LIBOR 1 Month), 12/1/2049, Call 3/1/2025 (6)	7,000,000	7,032,970
4.000%, 12/1/2050, Call 3/1/2026 (6)	4,000,000	4,664,120
Louisville/Jefferson County Metropolitan Government:
5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,572,831
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	4,219,845
5.000%, 10/1/2047, Call 7/1/2029 (6)	4,000,000	5,102,720
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,455,600
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,253,022

		39,326,066
Louisiana — 1.2%
City of Bossier City Utilities Revenue, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,341,377
City of Shreveport Water & Sewer Revenue, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,509,168
Lafayette Public Trust Financing Authority, AGM, 4.000%, 10/1/2021	675,000	695,128
Louisiana Public Facilities Authority:
3.375%, 9/1/2028, Call 3/1/2021	2,440,000	2,458,471
4.000%, 6/1/2050, Call 6/1/2030	750,000	858,570
5.000%, 5/15/2042, Call 5/15/2027	2,500,000	2,979,250
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	880,360
Parish of St. Bernard, 4.000%, 3/1/2021	3,585,000	3,617,552
Parish of St. John the Baptist:
2.125%, 6/1/2037 (6)	3,000,000	3,055,620
2.375%, 6/1/2037 (6)	2,500,000	2,577,325
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023	725,000	799,784
Regional Transit Authority, NATL-RE, 0.000%, 12/1/2021	105,000	101,030

		21,873,635
Maine — 0.4%
City of Portland General Airport Revenue, 5.000%, 7/1/2022	300,000	319,455
Maine Health & Higher Educational Facilities Authority, 5.000%, 7/1/2043, Call 7/1/2028	3,500,000	4,242,805
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	2,615,000	2,646,772

		7,209,032
Maryland — 0.4%
City of Rockville:
5.000%, 11/1/2030, Call 11/1/2024	765,000	801,835
5.000%, 11/1/2037, Call 11/1/2024	1,000,000	1,018,080
5.000%, 11/1/2042, Call 11/1/2024	1,000,000	1,003,430
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	775,000	799,529
Montgomery County Housing Opportunities Commission:
5.000%, 7/1/2031, Call 12/31/2020	655,000	660,620
5.125%, 7/1/2037, Call 12/31/2020	3,110,000	3,136,901

		7,420,395
Massachusetts — 1.4%
Commonwealth of Massachusetts, 5.000%, 1/1/2037, Call 1/1/2029	850,000	1,100,053

Massachusetts Bay Transportation Authority, 5.000%, 7/1/2046, Call 7/1/2027	4,465,000	5,421,760
Massachusetts Development Finance Agency:
4.000%, 6/1/2049, Call 6/1/2029	1,000,000	1,089,600
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,465,171
5.000%, 7/1/2027, Call 7/1/2025	125,000	149,234
5.000%, 7/1/2029, Call 1/1/2029	750,000	933,052
5.000%, 7/1/2031, Call 1/1/2029	2,000,000	2,456,340
5.000%, 7/1/2037, Call 7/1/2027	1,400,000	1,593,676
5.000%, 10/1/2037, Call 10/1/2022 (5)	500,000	537,655
5.000%, 6/1/2039, Call 6/1/2029	750,000	896,835
5.000%, 10/1/2047, Call 10/1/2022 (5)	500,000	534,850
Massachusetts Educational Financing Authority, 5.000%, 7/1/2025, Call 7/1/2022 (10)	330,000	348,282
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (10)	580,000	586,316
Massachusetts Port Authority, 5.000%, 7/1/2037, Call 7/1/2029	3,100,000	3,879,371
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	881,757
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/1/2039, Call 1/1/2023 (6)	5,000,000	5,466,000

		27,339,952
Michigan — 3.5%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	907,284
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	745,336
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,505,592
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	719,808
5.000%, 5/1/2026	500,000	620,395
Charter Township of Northville:
4.000%, 4/1/2021	400,000	405,060
4.000%, 4/1/2022	240,000	252,211
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2027, Call 11/1/2025	20,000	24,463
City of Wyandotte Electric System Revenue, BAM:
5.000%, 10/1/2021	290,000	300,159
5.000%, 10/1/2022	290,000	312,417
5.000%, 10/1/2023	250,000	279,845
5.000%, 10/1/2024	300,000	347,076
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	915,670
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	408,092
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	368,307
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,278,456
5.000%, 5/1/2025	1,000,000	1,202,590
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,019,210
5.000%, 5/1/2022	1,000,000	1,065,380
5.000%, 5/1/2025	1,700,000	2,036,158
Great Lakes Water Authority Sewage Disposal System Revenue, 5.000%, 7/1/2029	3,600,000	4,719,780
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2026, Call 5/1/2025	200,000	239,450
5.000%, 5/1/2027, Call 5/1/2025	230,000	274,921
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,658,865
5.250%, 5/1/2027, Call 5/1/2021	600,000	612,504
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,607,823
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,056,710
Jenison Public Schools:
5.000%, 5/1/2021	500,000	509,925
5.000%, 5/1/2022, Call 5/1/2021	560,000	571,329
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,045,860
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,028,190
Livonia Public Schools, BAM, 5.000%, 5/1/2021	1,600,000	1,630,736
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,578,416
4.000%, 11/1/2029, Call 5/1/2025	940,000	1,070,923
Michigan Finance Authority:

4.000%, 2/15/2044, Call 8/15/2029	4,000,000	4,587,240
5.000%, 7/1/2026, Call 7/1/2025	175,000	209,111
5.000%, 7/1/2027, Call 7/1/2025	600,000	714,858
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,130,908
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,773,765
5.000%, 7/1/2034, Call 7/1/2025	500,000	585,125
5.000%, 12/1/2035, Call 12/1/2027	1,000,000	1,235,160
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,181,270
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,727,790
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,725,495
Michigan State Housing Development Authority, 3.500%, 12/1/2050, Call 6/1/2029	3,500,000	3,902,465
Michigan Strategic Fund, 5.000%, 12/31/2043, Call 12/31/2028	3,400,000	4,027,470
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	231,184
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	450,000	458,987
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	135,000	140,909
River Rouge School District, Q-SBLF, 5.000%, 5/1/2021	1,155,000	1,177,927
Tender Option Bond Trust Receipts/Certificates, Q-SBLF, 0.210%, 5/1/2028 (5) (6)	4,000,000	4,000,000
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (10)	3,000,000	3,594,870
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,486,425
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,203,516

		67,413,416
Minnesota — 0.3%
Duluth Economic Development Authority, 5.000%, 2/15/2043, Call 2/15/2028	1,000,000	1,183,960
Minnesota Housing Finance Agency, GNMA COLL, 2.600%, 9/1/2042, Call 7/1/2022	448,163	459,551
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC:
2.250%, 12/1/2042, Call 1/1/2022	334,166	340,328
3.500%, 7/1/2050, Call 7/1/2029	2,460,000	2,742,383
3.900%, 7/1/2030, Call 1/1/2022	415,000	426,130
5.000%, 1/1/2031, Call 7/1/2021	520,000	529,922

		5,682,274
Mississippi — 0.8%
Mississippi Business Finance Corp., 3.200%, 9/1/2028, Call 3/13/2024	4,000,000	4,228,720
Mississippi Development Bank:
3.125%, 10/1/2023	155,000	161,554
5.000%, 10/1/2023	2,150,000	2,321,441
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,262,412
Mississippi Hospital Equipment & Facilities Authority:
4.000%, 1/1/2039, Call 1/1/2030	1,500,000	1,739,220
4.000%, 1/1/2040, Call 1/1/2030	1,100,000	1,272,832
Mississippi State University Educational Building Corp., 5.000%, 11/1/2022	135,000	146,719
State of Mississippi, 5.000%, 10/15/2036, Call 10/15/2028	3,395,000	4,044,769

		15,177,667
Missouri — 1.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,351,400
Chesterfield Valley Transportation Development District, 5.000%, 5/15/2021	490,000	500,300
City of Kansas City:
5.000%, 9/1/2021, Call 12/31/2020	500,000	501,825
5.000%, 9/1/2023, Call 12/31/2020	300,000	301,119
5.000%, 10/1/2026, Call 10/1/2025	120,000	143,670
5.000%, 10/1/2028, Call 10/1/2025	115,000	136,646
5.000%, 9/1/2032, Call 12/31/2020	1,000,000	1,003,510
Health & Educational Facilities Authority of the State of Missouri:
0.110%, 6/1/2036, Call 11/30/2020 (6)	630,000	630,000
4.000%, 2/15/2044, Call 2/15/2029	2,000,000	2,286,260
4.000%, 2/1/2048, Call 2/1/2029	2,750,000	2,846,800
4.000%, 2/15/2049, Call 2/15/2029	2,500,000	2,835,500
5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,056,100
5.000%, 11/15/2034, Call 5/15/2026	3,000,000	3,574,410
5.000%, 2/1/2042, Call 2/1/2024	3,000,000	3,315,090
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,042,140

Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,024,540
Kansas City Industrial Development Authority, 5.000%, 3/1/2046, Call 3/1/2029	2,000,000	2,407,400
Lees Summit Industrial Development Authority:
5.000%, 8/15/2036, Call 8/15/2024	1,100,000	1,147,553
5.000%, 8/15/2051, Call 8/15/2024	2,405,000	2,461,085
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	465,000	472,059
4.000%, 5/1/2027, Call 5/1/2021	470,000	477,562
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029, Call 12/14/2020	65,000	65,123
St. Louis County Industrial Development Authority, 5.000%, 9/1/2048, Call 9/1/2027	1,000,000	1,070,160

		34,650,252
Nebraska — 0.2%
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,045,960
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	881,125
5.000%, 5/1/2027, Call 5/1/2022	585,000	624,798
5.000%, 5/1/2028, Call 5/1/2022	550,000	587,416
5.000%, 5/1/2029, Call 5/1/2022	660,000	704,900

		3,844,199
Nevada — 0.8%
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,107,000
City of Sparks NV, 2.500%, 6/15/2024 (5)	630,000	630,119
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,370,316
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,138,900
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,785,800
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,458,319

		14,490,454
New Hampshire — 0.2%
New Hampshire Business Finance Authority, 2.150%, 7/1/2027, Call 4/2/2024 (6)	4,000,000	4,175,920
New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	460,000	467,746

		4,643,666
New Jersey — 3.3%
New Jersey Economic Development Authority:
5.000%, 11/1/2021	4,600,000	4,779,860
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	2,988,975
New Jersey Transportation Trust Fund Authority:
4.000%, 6/15/2036, Call 12/15/2028	1,000,000	1,087,140
4.000%, 6/15/2044, Call 12/15/2028	2,500,000	2,675,525
4.000%, 6/15/2050, Call 12/15/2028	3,500,000	3,724,105
5.000%, 6/15/2022	500,000	531,680
5.000%, 6/15/2030, Call 6/15/2026	1,000,000	1,157,220
5.000%, 6/15/2031, Call 6/15/2026	1,000,000	1,153,470
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,571,650
5.000%, 12/15/2033, Call 12/15/2029	3,000,000	3,617,190
5.250%, 12/15/2023	240,000	270,994
New Jersey Transportation Trust Fund Authority, BAM TCRs:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,282,550
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,161,940
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,109,805
New Jersey Transportation Trust Fund Authority, BHAC AMBAC, 0.000%, 12/15/2024	440,000	422,277
New Jersey Turnpike Authority:
5.000%, 1/1/2031, Call 1/1/2025	500,000	581,250
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,701,578
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,772,637
State of New Jersey, 4.000%, 6/1/2032	2,000,000	2,453,300
Tobacco Settlement Financing Corp.:
5.000%, 6/1/2031, Call 6/1/2028	2,750,000	3,504,572
5.000%, 6/1/2032, Call 6/1/2028	2,000,000	2,531,840
5.000%, 6/1/2033, Call 6/1/2028	1,500,000	1,888,110

5.250%, 6/1/2046, Call 6/1/2028	2,440,000	2,944,787

		61,912,455
New Mexico — 0.6%
City of Santa Fe:
2.625%, 5/15/2025, Call 11/15/2021	750,000	738,353
4.000%, 6/1/2025, Call 6/1/2022	655,000	690,770
5.000%, 5/15/2044, Call 5/15/2026	1,350,000	1,434,051
New Mexico Hospital Equipment Loan Council:
2.375%, 7/1/2024, Call 1/1/2021	550,000	544,676
5.000%, 7/1/2049, Call 7/1/2026	5,225,000	5,566,610
New Mexico Mortgage Finance Authority, GNMA COLL, 2.600%, 2/1/2043, Call 1/1/2023	496,321	509,518
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.625%, 3/1/2028, Call 9/1/2021	340,000	342,961
5.350%, 3/1/2030, Call 12/31/2020	830,000	832,573

		10,659,512
New York — 6.0%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	165,309
5.000%, 12/1/2024	200,000	226,724
Buffalo & Erie County Industrial Land Development Corp.:
5.000%, 6/1/2035, Call 6/1/2024	1,000,000	1,111,440
5.000%, 8/1/2037, Call 8/1/2027	1,300,000	1,437,735
5.000%, 8/1/2047, Call 8/1/2027	1,000,000	1,088,420
City of New York:
0.100%, 8/1/2044, Call 11/30/2020 (6)	2,300,000	2,300,000
5.000%, 8/1/2032, Call 2/1/2022	3,000,000	3,155,310
5.000%, 3/1/2037, Call 3/1/2028	1,120,000	1,380,490
5.250%, 3/1/2034, Call 3/1/2028	3,000,000	3,795,480
5.250%, 3/1/2035, Call 3/1/2028	2,500,000	3,155,450
City of New York, AGC, 0.220%, 10/1/2021, Call 12/5/2020 (6) (7)	400,000	400,000
Long Island Power Authority, 0.853%, (LIBOR 1 Month), 5/1/2033, Call 10/1/2022 (6)	5,000,000	5,006,750
Metropolitan Transportation Authority:
0.560%, (SIFMA Municipal Swap Index Yield), 11/15/2044 (6)	1,000,000	964,860
5.000%, 5/15/2022	3,040,000	3,149,227
5.000%, 9/1/2022	8,930,000	9,313,722
5.000%, 2/1/2023	4,215,000	4,435,360
5.000%, 11/15/2034, Call 5/15/2028	1,815,000	2,055,796
5.000%, 11/15/2036, Call 11/15/2026	2,325,000	2,574,077
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,213,519
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,196,280
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,392,560
5.000%, 8/1/2034, Call 8/1/2026	4,000,000	4,855,080
5.000%, 8/1/2036, Call 8/1/2028	5,555,000	7,015,076
5.000%, 5/1/2038, Call 5/1/2027	4,000,000	4,912,920
5.250%, 8/1/2037, Call 8/1/2028	3,500,000	4,477,515
New York City Water & Sewer System:
5.000%, 6/15/2028, Call 6/15/2024	500,000	576,145
5.000%, 6/15/2029, Call 6/15/2024	600,000	690,462
5.000%, 6/15/2048, Call 12/15/2027	1,000,000	1,232,800
New York Liberty Development Corp., 2.800%, 9/15/2069, Call 3/15/2029	1,000,000	970,750
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	7,991,981
5.000%, 12/1/2035, Call 6/1/2027 (5)	500,000	583,235
5.000%, 12/1/2037, Call 6/1/2027 (5)	500,000	578,535
5.250%, 3/15/2037, Call 9/15/2028	1,695,000	2,166,024
New York State Urban Development Corp.:
4.000%, 3/15/2049, Call 9/15/2030	1,500,000	1,757,580
5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,103,190
New York Transportation Development Corp.:
4.375%, 10/1/2045, Call 10/1/2030	1,500,000	1,667,655
5.000%, 12/1/2030 (8)	350,000	439,079

5.000%, 12/1/2031, Call 12/1/2030 (8)	400,000	499,036
5.000%, 12/1/2032, Call 12/1/2030 (8)	300,000	372,234
5.000%, 12/1/2033, Call 12/1/2030 (8)	450,000	556,362
5.000%, 12/1/2034, Call 12/1/2030 (8)	450,000	555,381
5.000%, 10/1/2035, Call 10/1/2030	6,000,000	7,088,760
5.000%, 12/1/2035, Call 12/1/2030 (8)	300,000	369,765
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (10)	2,500,000	2,677,725
Triborough Bridge & Tunnel Authority, 5.000%, 11/15/2037, Call 11/15/2028	1,500,000	1,899,225
TSASC, Inc.:
5.000%, 6/1/2036, Call 6/1/2027	1,000,000	1,187,330
5.000%, 6/1/2041, Call 6/1/2027	1,000,000	1,140,700
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2021	500,000	510,780

		113,393,834
North Carolina — 1.1%
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	602,661
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,039,810
5.000%, 10/1/2024, Call 10/1/2021	835,000	868,241
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,553,812
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,837,547
North Carolina Medical Care Commission:
4.000%, 10/1/2045, Call 10/1/2027	660,000	718,740
5.000%, 6/1/2027, Call 6/1/2022	500,000	535,625
5.000%, 1/1/2038, Call 1/1/2026	1,000,000	1,094,880
5.000%, 1/1/2044, Call 1/1/2026	1,000,000	1,085,070
5.000%, 10/1/2045, Call 10/1/2027	1,500,000	1,756,455
North Carolina Turnpike Authority:
0.010%, 1/1/2040, Call 1/1/2030	2,000,000	1,223,520
0.010%, 1/1/2041, Call 1/1/2030	2,000,000	1,179,140
0.010%, 1/1/2042, Call 1/1/2030	1,500,000	851,775
0.010%, 1/1/2043, Call 1/1/2030	1,500,000	820,740
0.010%, 1/1/2044, Call 1/1/2030	2,000,000	1,055,000
5.000%, 1/1/2043, Call 1/1/2030	1,400,000	1,717,408
5.000%, 7/1/2047, Call 7/1/2026	750,000	847,695
5.000%, 1/1/2049, Call 1/1/2030	1,500,000	1,826,025
Orange County Public Facilities Co., 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,229,271

		21,843,415
North Dakota — 0.9%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	645,084
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,542,194
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,883,207
City of Grand Forks, 5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,023,360
County of Ward:
5.000%, 6/1/2034, Call 6/1/2028	2,500,000	2,855,800
5.000%, 6/1/2043, Call 6/1/2028	2,500,000	2,789,100
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,659,820
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,383,552
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,245,829

		17,027,946
Ohio — 3.2%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	1,000,000	1,041,251
Buckeye Tobacco Settlement Financing Authority, 4.000%, 6/1/2048, Call 6/1/2030	2,000,000	2,261,260
City of Cleveland Airport System Revenue, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,100,655
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,051,450
City of Cleveland Airport System Revenue, MAC:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,327,633
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,336,053
City of Cleveland Income Tax Revenue:
5.000%, 10/1/2024, Call 10/1/2022	460,000	500,411

5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,169,439
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,229,270
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,491,176
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,033,000
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	553,435
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,115,660
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,115,660
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	388,668
0.000%, 12/1/2025	600,000	576,540
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,201,620
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,224,720
5.000%, 5/15/2031, Call 5/15/2023	405,000	443,147
County of Hamilton Sales Tax Revenue, 5.000%, 12/1/2029, Call 12/1/2021	975,000	1,013,698
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,150,766
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	953,814
County of Miami, 5.000%, 8/1/2045, Call 8/1/2028	2,220,000	2,697,478
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,395,570
Eclipse Funding Trust, 0.110%, 10/1/2040, Call 10/1/2026 (5) (6)	1,700,000	1,700,000
Elyria City School District, School District Credit Program, 4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,201,597
Franklin County Convention Facilities Authority, 5.000%, 12/1/2044, Call 12/1/2029	1,500,000	1,554,705
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	749,320
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,608,962
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,723,146
New Albany Community Authority:
5.000%, 10/1/2022	1,000,000	1,087,470
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,197,864
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	251,326
5.000%, 12/1/2028, Call 12/1/2023	365,000	416,972
5.000%, 12/1/2029, Call 12/1/2023	500,000	571,195
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,050,000
4.000%, 12/1/2021	795,000	823,533
4.000%, 12/1/2022	845,000	905,274
Ohio Housing Finance Agency, 1.600%, 1/1/2022 (6)	3,120,000	3,122,995
Ohio Turnpike & Infrastructure Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,447,492
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	241,209
Ohio Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,179,409
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	5,000,000	4,995,300
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	256,000

		60,456,143
Oklahoma — 0.7%
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,154,520
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 12/31/2020	550,000	550,880
4.000%, 9/1/2021	805,000	824,513
Oklahoma Development Finance Authority, 0.330%, 8/15/2031, Call 12/1/2020 (6)	5,000,000	5,000,000
Oklahoma Housing Finance Agency, GNMA COLL:
2.500%, 3/1/2022	50,000	51,240
3.300%, 3/1/2031, Call 3/1/2022	105,000	105,270
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (10)	1,405,000	1,535,525
Tulsa County Industrial Authority:
5.250%, 11/15/2037, Call 11/15/2025	2,750,000	2,962,410
5.250%, 11/15/2045, Call 11/15/2025	250,000	266,155

		13,450,513
Oregon — 0.6%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,069,170
City of Tigard Water Revenue, 5.000%, 8/1/2029, Call 8/1/2022	690,000	744,627
City of Woodburn Wastewater Revenue, 0.000%, 3/1/2021	1,215,000	1,214,125

Clackamas & Washington Counties School District No. 3, NATL-RE School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,971,680
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	257,900
5.000%, 9/1/2022	505,000	540,350
Oregon State Business Development Commission, 5.000%, 3/1/2049 (6)	1,000,000	1,054,320
Port of Morrow:
3.750%, 6/1/2021, Call 12/31/2020	220,000	220,576
4.000%, 6/1/2022, Call 12/31/2020	235,000	235,649
Port of Portland Airport Revenue, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,080,760
State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call 12/23/2020 (10)	130,000	130,120

		10,519,277
Pennsylvania — 3.5%
Allegheny County Hospital Development Authority:
4.000%, 7/15/2038, Call 7/15/2029	500,000	573,300
4.000%, 7/15/2039, Call 7/15/2029	500,000	571,210
Berks County Industrial Development Authority:
5.000%, 5/15/2032, Call 5/15/2027	1,050,000	1,167,149
5.000%, 5/15/2038, Call 5/15/2025	255,000	276,002
5.000%, 5/15/2042, Call 5/15/2024	1,655,000	1,774,590
5.000%, 5/15/2043, Call 5/15/2025	350,000	375,809
5.000%, 5/15/2047, Call 5/15/2027	1,630,000	1,751,582
Berks County Municipal Authority:
5.000%, 2/1/2040, Call 8/1/2026 (6)	4,000,000	4,391,720
5.000%, 2/1/2040, Call 8/1/2029 (6)	2,000,000	2,234,360
Bucks County Industrial Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,250,000	1,354,162
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	525,610
City of Pittsburgh, 4.000%, 9/1/2021	750,000	770,580
Commonwealth Financing Authority:
5.000%, 6/1/2032, Call 6/1/2028	1,000,000	1,262,040
5.000%, 6/1/2033, Call 6/1/2028	1,250,000	1,569,375
5.000%, 6/1/2034, Call 6/1/2028	1,000,000	1,251,650
5.000%, 6/1/2035, Call 6/1/2028	1,000,000	1,248,910
Doylestown Hospital Authority, 4.000%, 7/1/2045, Call 7/1/2029	1,250,000	1,320,588
Geisinger Authority, 5.000%, 2/15/2039, Call 2/15/2027	2,500,000	3,005,200
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,463,064
Lancaster County Hospital Authority:
2.875%, 12/15/2023, Call 12/31/2020	300,000	299,175
5.000%, 6/15/2044, Call 6/15/2026	1,000,000	1,045,190
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	367,207
5.000%, 5/1/2022	430,000	458,935
Montgomery County Higher Education & Health Authority:
4.000%, 9/1/2044, Call 9/1/2029	1,000,000	1,104,520
5.000%, 9/1/2033, Call 9/1/2029	1,500,000	1,851,045
Montgomery County Industrial Development Authority:
5.000%, 11/15/2036, Call 11/15/2026	4,315,000	4,954,483
5.000%, 12/1/2038, Call 12/1/2025	1,000,000	1,085,520
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2021	600,000	599,346
5.000%, 1/1/2022	305,000	318,752
Pennsylvania Turnpike Commission:
1.090%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/1/2021 (6)	5,000,000	5,016,450
4.000%, 12/1/2023, Call 12/31/2020	95,000	95,214
4.000%, 12/1/2037, Call 12/1/2027	2,975,000	3,337,593
5.000%, 12/1/2030, Call 12/1/2020 (9)	215,000	215,000
5.000%, 12/1/2030, Call 12/1/2020 (9)	120,000	120,000
5.000%, 12/1/2030, Call 12/1/2020 (9)	250,000	250,000
5.000%, 12/1/2037, Call 12/1/2027	1,250,000	1,538,950
5.000%, 12/1/2037, Call 12/1/2029	1,000,000	1,283,200
5.000%, 12/1/2039, Call 12/1/2029	1,000,000	1,280,180
5.000%, 6/1/2042, Call 6/1/2027	5,450,000	6,464,354
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,678,900
6.000%, 12/1/2034, Call 12/1/2020 (9)	55,000	55,000

6.000%, 12/1/2034, Call 12/1/2020 (9)	70,000	70,000
6.000%, 12/1/2034, Call 12/1/2020 (9)	270,000	270,000
6.000%, 12/1/2036, Call 12/1/2020	975,000	975,000
Pittsburgh School District, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,082,260
Pittsburgh Water & Sewer Authority, AGM, 0.765%, (SIFMA Municipal Swap Index Yield), 9/1/2040, Call 6/1/2023 (6) (8)	2,055,000	2,058,062

		66,761,237
Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp., 3.625%, 10/1/2029, Call 10/1/2021	760,000	773,688
Rhode Island Student Loan Authority:
4.000%, 12/1/2022, Call 12/1/2021 (10)	2,885,000	2,945,729
4.250%, 12/1/2025, Call 12/1/2021 (10)	2,205,000	2,256,839
Town of Cumberland, SAW:
4.000%, 3/15/2024	795,000	889,828
4.000%, 3/15/2026, Call 3/15/2024	460,000	511,874

		7,377,958
South Carolina — 1.3%
City of Rock Hill Combined Utility System Revenue, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	769,194
5.250%, 1/1/2028, Call 1/1/2022	475,000	499,809
County of Dorchester Waterworks & Sewer System Revenue:
5.000%, 10/1/2022	480,000	522,446
5.000%, 10/1/2026, Call 10/1/2022	400,000	434,756
County of Florence, 5.000%, 11/1/2031, Call 11/1/2024	360,000	410,983
Patriots Energy Group Financing Agency:
0.959%, (LIBOR 1 Month), 10/1/2048, Call 11/1/2023 (6)	8,000,000	8,032,640
4.000%, 10/1/2048, Call 11/1/2023 (6)	2,500,000	2,759,675
Piedmont Municipal Power Agency, AGC:
5.000%, 1/1/2030, Call 7/1/2021	450,000	460,265
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,025,540
South Carolina Jobs-Economic Development Authority:
5.000%, 7/1/2022	1,735,000	1,865,489
5.000%, 4/1/2038, Call 4/1/2024	2,000,000	2,143,600
South Carolina Public Service Authority, 5.000%, 12/1/2032, Call 12/1/2026	3,265,000	3,997,503
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023 (9)	1,500,000	1,660,995
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	911,871

		25,494,766
South Dakota — 0.5%
South Dakota Health & Educational Facilities Authority:
4.250%, 9/1/2023	740,000	803,351
4.500%, 9/1/2021, Call 12/31/2020	1,080,000	1,083,154
4.500%, 9/1/2022, Call 12/31/2020	1,005,000	1,007,864
5.000%, 11/1/2022	715,000	776,640
5.000%, 8/1/2023	375,000	421,980
5.000%, 11/1/2023	625,000	706,594
5.000%, 8/1/2024	195,000	228,460
5.000%, 11/1/2024	650,000	763,503
5.000%, 11/1/2025, Call 11/1/2024	600,000	706,104
5.000%, 9/1/2027, Call 9/1/2024	720,000	811,980
South Dakota Housing Development Authority, 3.550%, 11/1/2033, Call 11/1/2022	2,250,000	2,320,673

		9,630,303
Tennessee — 1.9%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,800,933
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board:
2.000%, 1/1/2022 (6)	3,000,000	3,003,990
5.000%, 11/1/2027, Call 11/1/2021	1,500,000	1,545,075
5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,196,400
Metropolitan Nashville Airport Authority:
4.000%, 7/1/2049, Call 7/1/2030	1,250,000	1,397,675

5.000%, 7/1/2044, Call 7/1/2030	500,000	617,110
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	5,797,777
5.250%, 9/1/2021	3,810,000	3,947,693
5.250%, 9/1/2022	250,000	270,460
Tennessee Housing Development Agency:
3.500%, 7/1/2050, Call 7/1/2029	5,880,000	6,592,068
3.500%, 7/1/2050, Call 7/1/2029	2,500,000	2,790,925
4.000%, 7/1/2025, Call 1/2/2021	890,000	892,706
4.125%, 1/1/2025, Call 1/1/2021	555,000	556,815

		35,409,627
Texas — 5.3%
Bexar County Health Facilities Development Corp., 5.000%, 7/15/2033, Call 7/15/2023	1,000,000	1,080,460
Bexar County Hospital District:
5.000%, 2/15/2034, Call 2/15/2028	1,000,000	1,259,880
5.000%, 2/15/2038, Call 2/15/2028	1,250,000	1,561,700
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	948,040
City of Beaumont Waterworks & Sewer System Revenue, BAM:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,201,730
5.000%, 9/1/2027, Call 9/1/2025	600,000	721,038
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,195,000
City of Houston Airport System Revenue:
4.000%, 7/1/2047, Call 7/1/2030	3,605,000	4,084,321
5.000%, 7/1/2030, Call 7/1/2028	1,375,000	1,742,317
5.000%, 7/1/2038, Call 7/1/2028	5,000,000	6,141,800
City of Houston Hotel Occupancy Tax & Special Revenue, 5.000%, 9/1/2026, Call 9/1/2024	250,000	275,833
City of Laredo International Toll Bridge System Revenue, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	262,159
5.000%, 10/1/2027, Call 10/1/2024	240,000	279,338
City of San Marcos Electric Utility System Revenue, BAM:
4.500%, 11/1/2028, Call 11/1/2022	600,000	643,518
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,315,626
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	818,667
5.000%, 8/15/2027, Call 8/15/2025	545,000	660,431
5.000%, 8/15/2028, Call 8/15/2025	835,000	1,010,116
5.000%, 8/15/2029, Call 8/15/2025	335,000	403,698
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,502,463
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,066,210
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,474,790
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,106,880
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,079,151
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,155,470
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	681,703
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,087,030
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,218,020
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,339,380
Georgetown Independent School District, PSF:
5.000%, 8/15/2027	1,000,000	1,295,720
5.000%, 8/15/2028	1,000,000	1,329,370
Grand Parkway Transportation Corp., 5.050%, 10/1/2030, Call 10/1/2028 (9)	1,000,000	1,175,240
Gulf Coast Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,549,905
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,630,607
Harris County Cultural Education Facilities Finance Corp., 0.940%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (6)	2,400,000	2,403,936
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	472,124
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,382,110
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	832,242

5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,619,930
5.000%, 5/15/2036, Call 5/15/2029	1,500,000	1,917,405
Matagorda County Navigation District No. 1, 2.600%, 11/1/2029	1,000,000	1,073,000
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	634,200
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 11/15/2021	315,000	317,993
5.000%, 11/15/2031, Call 11/15/2024	850,000	904,655
5.000%, 8/15/2036, Call 8/15/2021 (5)	1,700,000	1,718,173
5.125%, 8/15/2047, Call 8/15/2021 (5)	1,260,000	1,271,479
5.500%, 8/15/2036, Call 8/15/2021	1,000,000	1,016,930
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	476,696
North Texas Tollway Authority:
4.000%, 1/1/2036, Call 1/1/2029	1,000,000	1,181,470
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,458,091
5.000%, 1/1/2048, Call 1/1/2028	5,000,000	6,080,050
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,156,550
Prosper Independent School District, PSF, 5.000%, 2/15/2044, Call 2/15/2029	2,880,000	3,737,232
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	515,295
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,263,369
5.000%, 11/15/2037, Call 11/15/2027	2,175,000	2,520,020
5.000%, 5/15/2045, Call 5/15/2024	5,145,000	5,453,494
5.000%, 11/15/2046, Call 11/15/2026	2,000,000	2,240,860
5.000%, 11/15/2046, Call 11/15/2027	1,250,000	1,423,475
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,091,820
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,124,370
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,672,264

		101,256,844
U. S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority:
5.000%, 9/1/2030, Call 9/1/2025 (5)	2,320,000	2,612,320
5.000%, 9/1/2033, Call 9/1/2025 (5)	1,000,000	1,113,970

		3,726,290
Utah — 0.4%
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	345,894
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,637,544
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,419,739
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	934,895
Utah Charter School Finance Authority, UT, 5.250%, 10/15/2028, Call 10/15/2023	480,000	539,136
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,044,970
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,359,579

		8,281,757
Vermont — 0.0%
Vermont Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 11/1/2043, Call 5/1/2023	440,000	467,685

Virginia — 0.5%
Albermarle County Economic Development Authority, 0.090%, 10/1/2048, Call 11/30/2020 (6)	900,000	900,000
City of Chesapeake Chesapeake Expressway Toll Road Revenue, 5.000%, 7/15/2022	500,000	520,435
Henrico County Economic Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,000,000	1,127,500
Henrico County Economic Development Authority, AGM, 0.242%, 8/23/2027, Call 11/30/2020 (6) (7)	50,000	50,000
Stafford County Economic Development Authority:
5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,198,330
5.000%, 6/15/2030, Call 6/15/2026	700,000	831,040
Virginia College Building Authority, 5.000%, 2/1/2031, Call 2/1/2027	2,200,000	2,753,476
Virginia Small Business Financing Authority, 5.000%, 7/1/2049, Call 1/1/2022	2,500,000	2,584,650

		9,965,431
Washington — 1.6%

Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	205,092
FYI Properties, 5.000%, 6/1/2031, Call 6/1/2028	5,000,000	6,256,600
King County Housing Authority, County Guarantee:
5.200%, 5/1/2028, Call 12/31/2020	390,000	395,788
5.500%, 12/1/2028, Call 12/31/2020	1,000,000	1,004,670
King County Public Hospital District No. 1, 5.000%, 12/1/2031, Call 12/1/2026	4,000,000	4,741,040
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	200,000
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,290,923
Port of Bellingham, 5.250%, 12/1/2022, Call 12/21/2020	1,060,000	1,062,703
Port of Seattle, 4.000%, 4/1/2044, Call 4/1/2029	1,000,000	1,100,570
Snohomish County Housing Authority, 5.000%, 4/1/2031, Call 4/1/2029	1,000,000	1,273,200
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	681,200
Washington Health Care Facilities Authority, 5.000%, 10/1/2030, Call 10/1/2022	750,000	806,610
Washington State Housing Finance Commission:
2.375%, 1/1/2026, Call 7/1/2021 (5)	1,000,000	971,660
5.000%, 1/1/2029, Call 1/1/2026 (5)	840,000	943,228
5.000%, 1/1/2036, Call 1/1/2025 (5)	2,125,000	2,235,117
5.000%, 1/1/2038, Call 1/1/2026 (5)	2,000,000	2,177,880
5.000%, 1/1/2044, Call 7/1/2026 (5)	1,000,000	1,048,290
5.000%, 1/1/2049, Call 7/1/2026 (5)	1,000,000	1,042,460
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 3.050%, 6/1/2022	750,000	777,293
WBRP 3.2:
5.000%, 1/1/2026, Call 7/1/2025	750,000	907,132
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,124,165

		31,245,621
West Virginia — 0.5%
West Virginia Hospital Finance Authority:
5.000%, 9/1/2031, Call 9/1/2029	2,020,000	2,464,663
5.000%, 9/1/2032, Call 9/1/2029	1,000,000	1,212,820
5.000%, 6/1/2042, Call 6/1/2027	3,665,000	4,371,795
5.000%, 1/1/2043, Call 1/1/2029	1,750,000	2,081,222

		10,130,500
Wisconsin — 2.6%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	110,104
Public Finance Authority:
4.000%, 1/1/2046, Call 1/1/2027	2,000,000	1,956,520
4.750%, 12/1/2035, Call 12/1/2020	525,000	551,250
4.750%, 12/1/2035, Call 12/1/2020	1,475,000	1,548,750
5.000%, 11/15/2029	2,500,000	2,935,000
5.000%, 11/15/2030	1,620,000	1,910,725
5.000%, 7/1/2037, Call 7/1/2024	820,000	887,683
5.000%, 11/15/2041, Call 11/15/2027	250,000	294,730
5.000%, 7/1/2047, Call 7/1/2024	1,000,000	1,072,480
5.125%, 7/15/2037, Call 7/15/2027 (5)	2,500,000	2,713,475
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	843,136
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,068,400
5.000%, 5/1/2027, Call 5/1/2022	25,000	26,682
5.000%, 5/1/2027, Call 5/1/2022	1,580,000	1,687,487
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,442,298
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	4,174,356
Wisconsin Center District, AGM:
5.250%, 12/15/2023	375,000	399,420
5.250%, 12/15/2023	145,000	162,367
5.250%, 12/15/2027	420,000	526,025
5.250%, 12/15/2027	1,510,000	1,883,408
Wisconsin Health & Educational Facilities Authority:
4.750%, 10/15/2029, Call 10/15/2021	605,000	623,041
5.000%, 3/1/2021	240,000	241,798
5.000%, 8/15/2021	1,160,000	1,199,080

5.000%, 10/1/2022	750,000	806,265
5.000%, 12/15/2022	500,000	544,670
5.000%, 12/15/2023	500,000	566,820
5.000%, 12/15/2024	500,000	588,010
5.000%, 3/1/2025, Call 3/1/2024	315,000	344,298
5.000%, 8/15/2027, Call 8/15/2022	500,000	540,505
5.000%, 12/15/2028, Call 12/15/2024	100,000	115,869
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,837,717
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	4,884,490
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,046,340
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,405,050
5.125%, 4/15/2031, Call 4/15/2023	250,000	278,080
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	3,764,942

		49,981,271
Wyoming — 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,016,500

Total Municipals (identified cost $1,754,848,128)		1,872,478,151

Mutual Funds — 0.5%
Nuveen New York AMT-Free Municipal Credit Income Fund	10,000,000	10,000,000

Total Mutual Funds (identified cost $10,000,000)		10,000,000

Short-Term Investments — 0.0%

Repurchase Agreements — 0.0%
Agreement with Fixed Income Clearing Corp., 0.080%, dated 11/30/2020, to be repurchased at $129,468 on 12/1/2020, collateralized by U.S. Government Treasury Obligation with a maturity of 9/15/2022, with a fair value of $132,089.	129,468	129,468

Total Short-Term Investments (identified cost $129,468)		129,468

Total Investments — 99.1% (identified cost $1,764,977,596)		1,882,607,619

Other Assets and Liabilities — 0.9%		16,528,764

Total Net Assets — 100.0%		$1,899,136,383

Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities — 0.2%

Federal Home Loan Mortgage Corporation — 0.2%
0.280% (LIBOR 1 Month + 13 basis points), 8/25/2031, (Series T-32) (6)	$147,514	$140,398

Total Asset-Backed Securities (identified cost $147,513)		140,398

Collateralized Mortgage Obligations — 9.9%

Federal National Mortgage Association — 0.3%
0.550% (LIBOR 1 Month + 40 basis points), 4/25/2034, (Series 2004-25) (6)	84,526	84,870
4.000%, 3/25/2041, (Series 2012-21)	139,578	147,946

		232,816
Private Sponsor — 8.9%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	498,806	506,932
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	157,229	176,356
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 3.249%, 7/25/2037 (6)	292,199	265,510
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	313,901	316,194
ChaseFlex Trust , Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	5,625	3,626
FREMF Mortgage Trust:
Class B, (Series 2019-K91), 4.252%, 4/25/2051 (5) (6)	1,000,000	1,155,617
Class B, (Series 2019-K95), 3.919%, 8/25/2052 (5) (6)	1,000,000	1,131,611
Class C, (Series 2018-K77), 4.302%, 5/25/2051 (5) (6)	1,000,000	1,080,116
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	64,050	73,005
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.761%, 11/25/2034 (6)	226,362	229,321
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	549,933	490,397
RFMSI Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	311,855	303,648
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 2.868%, 12/25/2034 (6)	318,262	308,422
Wells Fargo Mortgage Backed Securities Trust:
Class A1, (Series 2006-AR19), 2.928%, 12/25/2036 (6)	340,301	310,313
Class A1, (Series 2007-15), 6.000%, 11/25/2037	268,944	250,803
Class A6, (Series 2007-7), 6.000%, 6/25/2037	166,150	156,270

		6,758,141
WL Collateral CMO — 0.7%
Federal National Mortgage Association, Class 2M2, (Series 2016-C07), 4.521% (LIBOR 1 Month + 435 basis points), 5/25/2029 (6)	503,138	524,429

Total Collateralized Mortgage Obligations (identified cost $7,126,737)		7,515,386

Commercial Mortgage Securities — 4.2%

Private Sponsor — 4.2%
BANK, Class A4, (Series 2018-BN15), 4.407%, 11/15/2061 (6)	750,000	903,712
Commercial Mortgage Trust, Class D, (Series 2013-CR12), 5.071%, 10/10/2046 (5) (6)	500,000	254,468
GS Mortgage Securities Trust, Class D, (Series 2013-GC16), 5.311%, 11/10/2046 (5) (6)	300,000	290,793
Wells Fargo Commercial Mortgage Trust:
Class B, (Series 2015-C26), 3.783%, 2/15/2048	750,000	767,131
Class D, (Series 2015-C26), 3.586%, 2/15/2048 (5)	720,000	595,611

WFRBS Commercial Mortgage Trust, Class D, (Series 2013-C16), 5.021%, 9/15/2046 (5) (6)	485,000	370,124

Total Commercial Mortgage Securities (identified cost $2,986,560)		3,181,839

Common Stocks — 0.5%

Energy — 0.5%
Oil & Gas-Exploration & Production — 0.5%
Oasis Petroleum, Inc. (1) (2)	3,317	113,446
Whiting Petroleum Corp. (1) (2)	11,674	264,299

Total Energy		377,745

Corporate Bonds & Notes — 79.8%
Aerospace/Defense — 2.4%
Boeing Co., 4.875%, 5/1/2025	350,000	390,810
Embraer Netherlands Finance BV, 6.950%, 1/17/2028 (5)	300,000	334,263
Howmet Aerospace, Inc., 6.875%, 5/1/2025	250,000	291,487
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (5)	250,000	267,970
TransDigm, Inc., 5.500%, 11/15/2027	500,000	516,750

		1,801,280
Agriculture — 1.7%
Altria Group, Inc., 5.950%, 2/14/2049	500,000	714,409
Bunge, Ltd. Finance Corp., 4.350%, 3/15/2024	500,000	551,938

		1,266,347
Airlines — 2.4%
American Airlines, Inc., 11.750%, 7/15/2025 (5)	500,000	553,750
British Airways 2020-1 Class A Pass Through Trust, 4.250%, 5/15/2034 (5)	300,000	316,171
Delta Air Lines, Inc.:
2.900%, 10/28/2024	500,000	478,237
3.750%, 10/28/2029	150,000	140,520
United Airlines Pass Through Trust, 5.875%, 4/15/2029	300,000	320,248

		1,808,926
Auto Manufacturers — 1.0%
Ford Motor Co., 4.750%, 1/15/2043	500,000	492,713
Navistar International Corp., 9.500%, 5/1/2025 (5)	250,000	280,156

		772,869
Auto Parts & Equipment — 0.4%
Tenneco, Inc., 7.875%, 1/15/2029 (5)	300,000	331,500

Banks — 4.3%
Banco Nacional de Costa Rica, 6.250%, 11/1/2023 (5)	1,000,000	1,023,750
Banco Santander SA, 2.749%, 12/3/2030	450,000	450,000
BBVA Bancomer SA, 1.875%, 9/18/2025 (5)	400,000	402,000
CBB International Sukuk Programme Co. SPC, 3.950%, 9/16/2027 (5)	500,000	514,039
CIT Group, Inc., 3.929%, 6/19/2024 (1)	500,000	528,175
JPMorgan Chase & Co., 2.525%, 11/19/2041 (6)	350,000	358,680

		3,276,644
Beverages — 1.1%
Molson Coors Beverage Co., 4.200%, 7/15/2046	750,000	869,259

Building Materials — 1.3%
Cemex SAB de C.V., 7.375%, 6/5/2027 (5)	350,000	393,207
US Concrete, Inc., 5.125%, 3/1/2029 (5)	600,000	618,480

		1,011,687
Chemicals — 3.6%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (1) (5)	500,000	518,500
Chemours Co., 5.750%, 11/15/2028 (5)	300,000	305,438
Nouryon Holding BV, 8.000%, 10/1/2026 (1) (5)	500,000	536,562
OCP SA, 4.500%, 10/22/2025 (5)	750,000	809,311
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	500,000	541,361

		2,711,172

Commercial Services — 3.7%
Element Fleet Management Corp., 3.850%, 6/15/2025 (5)	350,000	374,426
Howard University, 2.801%, 10/1/2023	250,000	260,143
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (5)	750,000	818,437
United Rentals North America, Inc., 5.500%, 5/15/2027 (1)	750,000	808,125
WW International, Inc., 8.625%, 12/1/2025 (1) (5)	500,000	522,738

		2,783,869
Computers — 2.0%
Dell International LLC, 5.300%, 10/1/2029 (5)	750,000	907,280
Seagate HDD Cayman:
4.091%, 6/1/2029 (5)	270,000	299,172
4.875%, 6/1/2027	253,000	289,193

		1,495,645
Diversified Financial Services — 2.2%
Ally Financial, Inc., 5.750%, 11/20/2025	400,000	467,710
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (1) (5)	500,000	554,364
Raymond James Financial, Inc., 4.650%, 4/1/2030	500,000	615,955

		1,638,029
Electric — 1.0%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (1) (5)	500,000	564,190
Talen Energy Supply LLC, 6.500%, 6/1/2025	300,000	209,437

		773,627
Electrical Components & Equipment — 0.7%
Energizer Holdings, Inc., 4.750%, 6/15/2028 (5)	500,000	523,725

Electronics — 0.3%
Jabil, Inc., 3.000%, 1/15/2031 (1)	250,000	261,328

Environmental Control — 1.4%
Stericycle, Inc., 3.875%, 1/15/2029 (5)	500,000	520,625
Waste Management, Inc., 0.750%, 11/15/2025	525,000	525,615

		1,046,240
Food — 2.5%
Albertsons Cos. LLC, 5.750%, 3/15/2025	400,000	414,008
Minerva Luxembourg SA, 6.500%, 9/20/2026 (5)	500,000	531,680
Post Holdings, Inc., 5.000%, 8/15/2026 (5)	500,000	519,618
Sysco Corp., 5.650%, 4/1/2025 (1)	350,000	417,593

		1,882,899
Forest Products & Paper — 1.3%
Suzano Austria GmbH, 7.000%, 3/16/2047 (5)	750,000	977,250

Healthcare-Services — 0.9%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026 (1) (5)	634,000	650,522

Home Furnishings — 1.1%
Whirlpool Corp., 4.750%, 2/26/2029 (1)	650,000	797,914

Insurance — 1.5%
Athene Holding, Ltd., 3.500%, 1/15/2031 (1)	500,000	530,264
Brighthouse Financial, Inc., 5.625%, 5/15/2030	500,000	613,817

		1,144,081
Internet — 0.4%
Expedia Group, Inc., 6.250%, 5/1/2025 (5)	250,000	285,874

Investment Companies — 2.4%
Goldman Sachs BDC, Inc., 3.750%, 2/10/2025 (1)	750,000	795,994
Icahn Enterprises LP, 4.750%, 9/15/2024	500,000	515,782
Owl Rock Capital Corp., 5.250%, 4/15/2024 (1)	500,000	536,154

		1,847,930
Iron/Steel — 2.3%
ArcelorMittal, 4.550%, 3/11/2026	750,000	823,013
GUSAP III LP, 4.250%, 1/21/2030 (1) (5)	500,000	548,125
United States Steel Corp., 6.875%, 8/15/2025 (1)	250,000	233,281

Vale Overseas, Ltd., 3.750%, 7/8/2030	150,000	165,150

		1,769,569
Leisure Time — 0.8%
NCL Corp., Ltd., 10.250%, 2/1/2026 (5)	300,000	341,250
Royal Caribbean Cruises, Ltd., 5.250%, 11/15/2022	250,000	246,680

		587,930
Lodging — 0.3%
MGM Resorts International, 6.750%, 5/1/2025	200,000	215,190

Media — 3.5%
AMC Networks, Inc., 5.000%, 4/1/2024	500,000	508,935
Discovery Communications LLC, 3.950%, 3/20/2028	700,000	801,698
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (5)	750,000	781,875
Time Warner Cable LLC, 4.500%, 9/15/2042 (1)	500,000	577,650

		2,670,158
Mining — 2.1%
Glencore Funding LLC, 4.625%, 4/29/2024 (1) (5)	500,000	557,460
Kinross Gold Corp., 6.875%, 9/1/2041	750,000	1,025,084

		1,582,544
Miscellaneous Manufacturing — 0.7%
Trinity Industries, Inc., 4.550%, 10/1/2024	500,000	521,235

Oil & Gas — 3.3%
Comstock Resources, Inc., 9.750%, 8/15/2026 (1)	500,000	529,550
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025 (2) (11)	750,000	61,875
Gulfport Energy Corp., 6.000%, 10/15/2024 (1) (2) (11)	350,000	211,750
Occidental Petroleum Corp., 4.400%, 8/15/2049 (1)	500,000	407,187
PBF Holding Co. LLC, 7.250%, 6/15/2025 (1)	750,000	441,094
Valero Energy Corp., 2.150%, 9/15/2027	400,000	398,874
W&T Offshore, Inc., 9.750% 2018 Term Loan, 11/1/2023 (5)	700,000	450,198

		2,500,528
Oil & Gas Services — 0.2%
Nine Energy Service, Inc., 8.750%, 11/1/2023 (5)	400,000	123,666

Pharmaceuticals — 3.9%
Bausch Health Cos., Inc., 5.000%, 1/30/2028 (5)	500,000	500,475
HLF Financing Sarl LLC, 7.250%, 8/15/2026 (5)	300,000	316,220
Mylan, Inc., 5.200%, 4/15/2048	700,000	931,662
Teva Pharmaceutical Finance Netherlands III BV:
4.100%, 10/1/2046	800,000	696,000
6.000%, 4/15/2024	500,000	530,662

		2,975,019
Pipelines — 4.3%
Buckeye Partners LP, 4.500%, 3/1/2028 (5)	500,000	500,938
Enable Midstream Partners LP, 4.950%, 5/15/2028	500,000	493,407
Energy Transfer Operating LP, 5.150%, 2/1/2043 (1)	750,000	769,443
EQM Midstream Partners LP, 4.000%, 8/1/2024 (1)	500,000	498,283
Sunoco Logistics Partners Operations LP, 5.400%, 10/1/2047	900,000	966,753

		3,228,824
Real Estate Investment Trusts — 4.1%
Diversified Healthcare Trust, 4.750%, 2/15/2028 (1)	500,000	465,000
Host Hotels & Resorts LP, 3.500%, 9/15/2030 (1)	500,000	514,474
iStar, Inc., 4.750%, 10/1/2024	600,000	601,065
MPT Operating Partnership LP, 4.625%, 8/1/2029 (1)	500,000	534,020
SBA Communications Corp., 4.875%, 9/1/2024 (1)	500,000	513,125
Service Properties Trust, 4.950%, 10/1/2029	500,000	469,688

		3,097,372
Retail — 3.0%
Beacon Roofing Supply, Inc., 4.875%, 11/1/2025 (1) (5)	450,000	456,892
L Brands, Inc., 6.950%, 3/1/2033 (1)	500,000	503,750
New Red Finance, Inc., 4.250%, 5/15/2024 (5)	129,000	131,750
QVC, Inc., 4.750%, 2/15/2027	500,000	516,842
Ross Stores, Inc., 4.600%, 4/15/2025	350,000	404,656

White Cap Buyer LLC, 6.875%, 10/15/2028 (1) (5)	250,000	266,453

		2,280,343
Semiconductors — 1.7%
Broadcom, Inc., 4.750%, 4/15/2029	600,000	714,164
Marvell Technology Group, Ltd., 4.875%, 6/22/2028	500,000	592,992

		1,307,156
Software — 1.8%
Citrix Systems, Inc., 3.300%, 3/1/2030 (1)	500,000	537,065
VMware, Inc., 3.900%, 8/21/2027	750,000	840,273

		1,377,338
Sovereign — 4.1%
Argentine Government International Bond:
0.125%, 7/9/2030	85,626	33,608
0.125%, 7/9/2035	156,873	55,376
1.000%, 7/9/2029	9,405	4,016
Costa Rica Government International Bond, 5.625%, 4/30/2043 (5)	800,000	643,200
Dominican Republic International Bond, 4.875%, 9/23/2032 (5)	500,000	536,250
Ivory Coast Government International Bond, 6.125%, 6/15/2033 (5)	750,000	828,322
Oman Sovereign Sukuk Co., 4.397%, 6/1/2024 (5)	500,000	511,593
Turkiye Ihracat Kredi Bankasi AS, 5.000%, 9/23/2021 (5)	450,000	453,094

		3,065,459
Telecommunications — 2.6%
Sprint Communications, Inc., 6.000%, 11/15/2022	500,000	538,750
Telecom Italia SpA, 5.303%, 5/30/2024 (5)	600,000	653,025
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (5)	750,000	764,890

		1,956,665
Transportation — 0.5%
Empresa de Transporte de Pasajeros Metro SA, 3.650%, 5/7/2030 (1) (5)	350,000	389,996

Trucking & Leasing — 1.0%
Fly Leasing, Ltd., 6.375%, 10/15/2021 (1)	750,000	751,519

Total Corporate Bonds & Notes (identified cost $57,333,468)		60,359,128

U.S. Government Agency-Mortgage Securities — 2.1%

Federal Home Loan Mortgage Corporation — 0.5%
3.500%, 4/1/2042	46,401	50,643
4.500%, 7/1/2040	16,207	18,205
5.000%, 12/1/2022	16,694	17,644
5.000%, 1/1/2040	145,475	169,089
5.500%, 10/1/2021	5,651	5,684
5.500%, 7/1/2035	29,186	34,135
6.000%, 12/1/2036	13,923	16,613
6.000%, 12/1/2037	4,576	5,127
7.500%, 4/1/2024	10,148	10,913
7.500%, 4/1/2027	8,914	10,078
8.000%, 8/1/2030	10,376	12,395
8.500%, 9/1/2024	4,888	5,297
9.500%, 2/1/2025	86	86

		355,909
Federal National Mortgage Association — 1.3%
3.000%, 8/1/2032	133,034	142,263
4.000%, 3/1/2041	184,147	203,855
5.500%, 1/1/2023	26,498	29,586
5.500%, 2/1/2036	85,632	101,652
6.000%, 9/1/2021	16,134	16,360
6.500%, 8/1/2030	189,630	213,606
6.500%, 12/1/2031	11,839	13,443
6.500%, 11/1/2037	24,901	28,238
7.000%, 3/1/2029	23,544	27,585
7.000%, 7/1/2029	64,155	72,687
7.000%, 2/1/2030	47,393	53,207
7.500%, 10/1/2030	6,167	6,600

8.000%, 10/1/2028	72,107	80,895
8.000%, 4/1/2030	17,886	21,839

		1,011,816
Government National Mortgage Association — 0.3%
5.000%, 4/15/2034	136,229	155,508
7.000%, 8/15/2031	21,752	25,369
9.500%, 10/15/2024	7	7

		180,884

Total U.S. Government Agency-Mortgage Securities (identified cost $1,410,904)		1,548,609

Short-Term Investments — 17.5%

Collateral Pool Investments for Securities on Loan — 14.8%
Collateral pool allocation (3)		11,220,646

Mutual Funds — 2.7%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (4)	2,024,717	2,024,312

Total Short-Term Investments (identified cost $13,245,223)		13,244,958

Total Investments — 114.2% (identified cost $83,277,654)		86,368,063
Other Assets and Liabilities — (14.2)%		(10,734,356)

Total Net Assets — 100.0%		$75,633,707

Corporate Income Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes — 96.3%

Aerospace/Defense — 2.6%
BAE Systems PLC:
3.000%, 9/15/2050 (1) (5)	$2,000,000	$2,124,847
3.400%, 4/15/2030 (5)	1,800,000	2,037,864
Boeing Co.:
2.800%, 3/1/2024	2,000,000	2,072,516
4.875%, 5/1/2025	2,000,000	2,233,200
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (5)	2,000,000	2,143,760

		10,612,187
Agriculture — 2.7%
BAT Capital Corp., 4.540%, 8/15/2047 (1)	2,750,000	3,111,248
Bunge, Ltd. Finance Corp.:
3.250%, 8/15/2026 (1)	1,000,000	1,098,947
3.750%, 9/25/2027 (1)	1,800,000	2,009,373
Imperial Brands Finance PLC, 3.500%, 7/26/2026 (5)	1,750,000	1,927,050
Philip Morris International, Inc.:
0.875%, 5/1/2026	2,000,000	1,997,932
2.900%, 11/15/2021	1,000,000	1,024,966

		11,169,516
Airlines — 1.1%
Delta Air Lines, Inc.:
2.900%, 10/28/2024	1,960,000	1,874,690
3.750%, 10/28/2029	1,000,000	936,799
United Airlines Pass Through Trust, 5.875%, 4/15/2029	1,650,000	1,761,364

		4,572,853
Auto Manufacturers — 4.5%
Cummins, Inc., 1.500%, 9/1/2030	3,000,000	3,012,188
Daimler Finance North America LLC:
2.000%, 7/6/2021 (5)	2,500,000	2,522,379
3.700%, 5/4/2023 (5)	750,000	805,187
Ford Motor Co., 5.291%, 12/8/2046 (1)	2,000,000	2,008,750
Ford Motor Credit Co. LLC:
1.503% (LIBOR 3 Month + 127 basis points), 3/28/2022 (6)	750,000	739,826
4.134%, 8/4/2025	1,500,000	1,555,313
General Motors Financial Co., Inc.:
4.000%, 1/15/2025 (1)	1,000,000	1,095,340
4.350%, 1/17/2027	1,500,000	1,707,584
Hyundai Capital America, 2.650%, 2/10/2025 (5)	2,000,000	2,091,754
Navistar International Corp., 9.500%, 5/1/2025 (5)	800,000	896,500
Toyota Motor Credit Corp., 3.400%, 4/14/2025 (1)	2,000,000	2,234,041

		18,668,862
Auto Parts & Equipment — 0.1%
Tenneco, Inc., 7.875%, 1/15/2029 (5)	500,000	552,500

Banks — 13.4%
Banco Santander SA, 1.826% (LIBOR 3 Month + 156 basis points), 4/11/2022 (6)	2,000,000	2,022,980
Bank of America Corp.:
2.592%, 4/29/2031 (1)	3,500,000	3,730,495
3.458%, 3/15/2025	1,000,000	1,085,015
BBVA Bancomer SA, 1.875%, 9/18/2025 (5)	1,250,000	1,256,250
Capital One Financial Corp.:
1.263% (LIBOR 3 Month + 95 basis points), 3/9/2022 (6)	1,500,000	1,512,148
3.300%, 10/30/2024 (1)	1,250,000	1,359,107

Citigroup, Inc., 1.780% (LIBOR 3 Month + 143 basis points), 9/1/2023 (6)	2,000,000	2,035,771
Deutsche Bank AG, 4.250%, 2/4/2021 (1)	2,000,000	2,011,176
Goldman Sachs Group, Inc.:
1.355% (LIBOR 3 Month + 111 basis points), 4/26/2022 (6)	1,000,000	1,003,416
4.223%, 5/1/2029	1,250,000	1,485,331
HSBC Holdings PLC:
1.866% (LIBOR 3 Month + 166 basis points), 5/25/2021 (6)	1,500,000	1,510,895
3.973%, 5/22/2030	2,150,000	2,479,114
JPMorgan Chase & Co.:
2.525%, 11/19/2041	2,100,000	2,152,077
2.739% (SOFR + 151 basis points), 10/15/2030	3,000,000	3,255,578
3.509%, 1/23/2029	1,500,000	1,701,761
Lloyds Banking Group PLC, 2.907%, 11/7/2023	2,000,000	2,088,819
Mizuho Financial Group, Inc., 2.953%, 2/28/2022	2,500,000	2,582,017
Morgan Stanley:
2.699%, 1/22/2031	2,000,000	2,175,604
3.737%, 4/24/2024	2,750,000	2,956,922
National Securities Clearing Corp., 0.750%, 12/7/2025	1,750,000	1,744,348
PNC Financial Services Group, Inc., 2.200%, 11/1/2024 (1)	2,000,000	2,118,053
Royal Bank of Canada:
0.894% (LIBOR 3 Month + 66 basis points), 10/5/2023 (6)	2,500,000	2,524,962
2.250%, 11/1/2024	2,000,000	2,125,734
Skandinaviska Enskilda Banken AB, 2.800%, 3/11/2022 (1)	2,000,000	2,062,623
Wells Fargo & Co.:
1.144% (LIBOR 3 Month + 93 basis points), 2/11/2022 (6)	1,640,000	1,642,483
2.572%, 2/11/2031 (1)	2,500,000	2,660,822
3.584%, 5/22/2028 (1)	2,000,000	2,262,164

		55,545,665
Beverages — 2.0%
Anheuser-Busch Cos. LLC, 4.900%, 2/1/2046	2,000,000	2,621,570
Constellation Brands, Inc., 2.875%, 5/1/2030	500,000	549,318
Fomento Economico Mexicano SAB de C.V., 3.500%, 1/16/2050	2,500,000	2,754,637
Molson Coors Beverage Co., 4.200%, 7/15/2046	2,000,000	2,318,025

		8,243,550
Biotechnology — 1.3%
Amgen, Inc., 3.150%, 2/21/2040	1,500,000	1,630,650
Biogen, Inc., 2.250%, 5/1/2030 (1)	1,500,000	1,557,238
Regeneron Pharmaceuticals, Inc., 2.800%, 9/15/2050	2,000,000	1,964,967

		5,152,855
Building Materials — 0.6%
Carrier Global Corp., 2.242%, 2/15/2025 (5)	500,000	525,591
US Concrete, Inc., 5.125%, 3/1/2029 (5)	2,000,000	2,061,600

		2,587,191
Chemicals — 3.9%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (1) (5)	1,000,000	1,037,000
Chemours Co., 5.750%, 11/15/2028 (5)	1,000,000	1,018,125
Mosaic Co., 4.050%, 11/15/2027 (1)	2,500,000	2,820,360
Nouryon Holding BV, 8.000%, 10/1/2026 (1) (5)	1,000,000	1,073,125
Nutrien, Ltd., 4.125%, 3/15/2035	1,000,000	1,172,934
Nutrition & Biosciences, Inc., 3.268%, 11/15/2040 (1) (5)	2,000,000	2,159,967
OCP SA, 4.500%, 10/22/2025 (5)	2,000,000	2,158,162
Orbia Advance Corp SAB de C.V.:
5.875%, 9/17/2044 (5)	500,000	600,630
6.750%, 9/19/2042 (1) (5)	1,500,000	1,961,932
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	2,000,000	2,165,446

		16,167,681
Commercial Services — 1.0%
ADT Security Corp., 4.125%, 6/15/2023	500,000	527,813
Element Fleet Management Corp., 3.850%, 6/15/2025 (5)	1,500,000	1,604,684
Quanta Services, Inc., 2.900%, 10/1/2030	1,750,000	1,874,441

		4,006,938
Computers — 1.7%
Apple, Inc., 3.750%, 11/13/2047	2,000,000	2,558,512

Dell International LLC, 8.350%, 7/15/2046 (5)	2,000,000	2,927,110
Hewlett Packard Enterprise Co., 0.954% (LIBOR 3 Month + 72 basis points), 10/5/2021 (6)	1,700,000	1,700,365

		7,185,987
Diversified Financial Services — 5.0%
Ally Financial, Inc., 4.250%, 4/15/2021	2,500,000	2,533,301
BlackRock, Inc., 2.400%, 4/30/2030	2,000,000	2,182,079
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	2,000,000	2,217,455
E*TRADE Financial Corp., 3.800%, 8/24/2027	1,500,000	1,720,692
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	2,500,000	2,885,279
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	664,710
Jefferies Group LLC, 6.500%, 1/20/2043	500,000	681,758
Legg Mason, Inc., 4.750%, 3/15/2026	500,000	595,469
Nasdaq, Inc., 3.250%, 4/28/2050 (1)	1,000,000	1,101,467
Nomura Holdings, Inc., 2.648%, 1/16/2025 (1)	850,000	903,750
Private Export Funding Corp., 1.750%, 11/15/2024	2,000,000	2,075,576
Synchrony Financial, 3.950%, 12/1/2027	2,750,000	3,053,461

		20,614,997
Electric — 3.3%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (1) (5)	750,000	846,285
AEP Transmission Co. LLC, 3.800%, 6/15/2049	2,000,000	2,473,022
Alabama Power Co.:
3.750%, 3/1/2045	2,000,000	2,401,569
1.450%, 9/15/2030	2,500,000	2,550,208
Berkshire Hathaway Energy Co., 1.650%, 5/15/2031 (5)	850,000	853,554
Duke Energy Florida LLC, 2.500%, 12/1/2029	2,000,000	2,182,045
Public Service Electric and Gas Co., 3.200%, 8/1/2049	1,000,000	1,164,095
San Diego Gas & Electric Co., 4.100%, 6/15/2049	1,000,000	1,258,741

		13,729,519
Electronics — 0.8%
FLIR Systems, Inc., 2.500%, 8/1/2030	1,000,000	1,049,247
Jabil, Inc., 3.000%, 1/15/2031 (1)	2,000,000	2,090,624

		3,139,871
Engineering & Construction — 0.4%
Fluor Corp., 4.250%, 9/15/2028 (1)	1,500,000	1,474,200

Environmental Control — 0.2%
Stericycle, Inc., 3.875%, 1/15/2029 (5)	925,000	963,156

Food — 1.9%
JM Smucker Co., 3.550%, 3/15/2050	1,500,000	1,721,005
Kraft Heinz Foods Co., 4.375%, 6/1/2046 (1)	1,950,000	2,085,719
Kroger Co., 4.450%, 2/1/2047	1,000,000	1,287,438
Mars, Inc., 2.375%, 7/16/2040 (5)	2,000,000	2,061,505
Sysco Corp., 5.650%, 4/1/2025 (1)	700,000	835,186

		7,990,853
Hand/Machine Tools — 0.3%
Snap-on, Inc., 3.100%, 5/1/2050 (1)	1,000,000	1,132,563

Healthcare-Products — 0.7%
Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,000,000	1,056,720
Zimmer Biomet Holdings, Inc., 3.550%, 4/1/2025	1,500,000	1,652,927

		2,709,647
Healthcare-Services — 1.3%
Anthem, Inc., 2.250%, 5/15/2030	3,300,000	3,472,603
Universal Health Services, Inc., 2.650%, 10/15/2030 (1) (5)	2,000,000	2,064,100

		5,536,703
Insurance — 7.1%
Athene Holding, Ltd., 3.500%, 1/15/2031 (1)	1,500,000	1,590,793
Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	1,500,000	1,646,265
Brighthouse Financial, Inc., 5.625%, 5/15/2030	1,000,000	1,227,633
Fidelity National Financial, Inc., 3.400%, 6/15/2030 (1)	1,642,000	1,814,105
Five Corners Funding Trust II, 2.850%, 5/15/2030 (5)	1,250,000	1,397,301
High Street Funding Trust II, 4.682%, 2/15/2048 (5)	2,500,000	3,164,577

Lincoln National Corp., 3.625%, 12/12/2026 (1)	2,000,000	2,282,731
Metropolitan Life Global Funding I, 3.450%, 10/9/2021 (5)	3,000,000	3,081,616
Nationwide Financial Services, Inc., 3.900%, 11/30/2049 (5)	2,500,000	2,738,697
New York Life Insurance Co., 3.750%, 5/15/2050 (1) (5)	1,000,000	1,195,821
Prudential Financial, Inc.:
3.700%, 3/13/2051	2,000,000	2,418,870
3.935%, 12/7/2049	1,000,000	1,218,209
Teachers Insurance & Annuity Association of America, 3.300%, 5/15/2050 (5)	2,000,000	2,188,748
Unum Group:
4.000%, 3/15/2024	2,000,000	2,171,718
4.000%, 6/15/2029 (1)	1,000,000	1,110,667

		29,247,751
Internet — 2.5%
Alibaba Group Holding, Ltd., 2.800%, 6/6/2023	2,000,000	2,106,543
Alphabet, Inc., 2.050%, 8/15/2050	3,000,000	2,917,934
Amazon.com, Inc., 4.050%, 8/22/2047 (1)	1,500,000	2,014,506
eBay, Inc., 4.000%, 7/15/2042	1,500,000	1,730,464
Expedia Group, Inc., 6.250%, 5/1/2025 (5)	1,500,000	1,715,241

		10,484,688
Investment Companies — 0.4%
Ares Capital Corp., 3.625%, 1/19/2022 (1)	1,500,000	1,541,694

Iron/Steel — 1.0%
Nucor Corp., 4.400%, 5/1/2048	2,000,000	2,680,476
Vale Overseas, Ltd., 3.750%, 7/8/2030	1,350,000	1,486,350

		4,166,826

Leisure Time — 0.2%
Royal Caribbean Cruises, Ltd., 5.250%, 11/15/2022	1,000,000	986,720

Lodging — 1.1%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,023,564
MGM Resorts International, 6.750%, 5/1/2025	1,375,000	1,479,431
Wyndham Destinations, Inc., 6.000%, 4/1/2027	2,000,000	2,191,250

		4,694,245
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc., 3.803%, 8/15/2042	2,000,000	2,569,234

Machinery-Diversified — 0.4%
Westinghouse Air Brake Technologies Corp., 4.400%, 3/15/2024	1,500,000	1,639,788

Media — 2.6%
Charter Communications Operating LLC, 5.375%, 5/1/2047	2,000,000	2,540,986
Comcast Corp., 4.600%, 10/15/2038	1,750,000	2,318,975
Cox Communications, Inc., 4.600%, 8/15/2047 (5)	1,500,000	1,969,935
Discovery Communications LLC, 3.950%, 3/20/2028	2,000,000	2,290,567
ViacomCBS, Inc., 4.375%, 3/15/2043	1,500,000	1,746,339

		10,866,802
Mining — 1.1%
Corp Nacional del Cobre de Chile, 3.750%, 1/15/2031 (5)	600,000	678,024
Glencore Funding LLC:
4.125%, 5/30/2023 (1) (5)	2,500,000	2,691,302
4.625%, 4/29/2024 (5)	1,000,000	1,114,919

		4,484,245
Miscellaneous Manufacturing — 0.6%
Siemens Financieringsmaatschappij NV, 3.300%, 9/15/2046 (5)	2,000,000	2,345,738

Oil & Gas — 3.1%
BP Capital Markets PLC, 1.107% (LIBOR 3 Month + 87 basis points), 9/16/2021 (6)	2,500,000	2,515,178
Ecopetrol SA, 7.375%, 9/18/2043	1,500,000	2,020,515
EQT Corp., 3.900%, 10/1/2027	500,000	496,418
Exxon Mobil Corp., 3.095%, 8/16/2049 (1)	1,000,000	1,064,738
Occidental Petroleum Corp., 4.300%, 8/15/2039 (1)	1,250,000	1,036,719
Petroleos Mexicanos, 6.875%, 8/4/2026	1,500,000	1,556,250
Shell International Finance BV, 3.750%, 9/12/2046	1,000,000	1,198,151
Valero Energy Corp.:

2.150%, 9/15/2027	2,000,000	1,994,368
4.000%, 4/1/2029 (1)	1,000,000	1,118,625

		13,000,962
Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 4.080%, 12/15/2047 (1)	2,000,000	2,309,301

Pharmaceuticals — 6.8%
AbbVie, Inc., 0.863% (LIBOR 3 Month + 65 basis points), 11/21/2022 (6)	550,000	553,696
AstraZeneca PLC, 3.500%, 8/17/2023	2,000,000	2,159,760
Bayer US Finance II LLC, 4.875%, 6/25/2048 (1) (5)	2,350,000	3,019,502
Bristol-Myers Squibb Co., 2.000%, 8/1/2022	2,500,000	2,570,945
Cigna Corp., 0.896% (LIBOR 3 Month + 65 basis points), 9/17/2021 (6)	1,500,000	1,500,385
CVS Health Corp.:
3.250%, 8/15/2029	2,000,000	2,230,483
4.300%, 3/25/2028	2,500,000	2,939,373
Eli Lilly and Co., 3.700%, 3/1/2045	1,000,000	1,222,962
Express Scripts Holding Co., 4.800%, 7/15/2046	1,500,000	1,755,447
HLF Financing Sarl LLC, 7.250%, 8/15/2026 (5)	1,500,000	1,581,098
Johnson & Johnson, 1.300%, 9/1/2030	2,200,000	2,211,720
Mylan, Inc., 5.200%, 4/15/2048	1,500,000	1,996,419
Shire Acquisitions Investments Ireland DAC:
2.400%, 9/23/2021	273,000	277,061
2.875%, 9/23/2023	2,000,000	2,122,769
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046	2,500,000	2,175,000

		28,316,620
Pipelines — 1.8%
Enable Midstream Partners LP, 4.950%, 5/15/2028	3,000,000	2,960,444
EQM Midstream Partners LP, 4.000%, 8/1/2024 (1)	1,500,000	1,494,848
MPLX LP, 4.800%, 2/15/2029	1,250,000	1,470,996
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044 (1)	1,500,000	1,575,056

		7,501,344
Real Estate Investment Trusts — 3.2%
EPR Properties, 5.250%, 7/15/2023 (1)	1,000,000	1,024,667
Host Hotels & Resorts LP, 3.500%, 9/15/2030 (1)	1,400,000	1,440,528
iStar, Inc., 5.500%, 2/15/2026 (1)	2,500,000	2,510,938
Kimco Realty Corp., 3.300%, 2/1/2025 (1)	1,250,000	1,369,871
Mid-America Apartments LP, 3.600%, 6/1/2027	2,275,000	2,566,537
Prologis LP, 2.250%, 4/15/2030	1,500,000	1,608,428
Rexford Industrial Realty LP, 2.125%, 12/1/2030	1,250,000	1,258,313
Service Properties Trust, 4.500%, 3/15/2025	1,500,000	1,427,813

		13,207,095
Retail — 4.5%
Gap, Inc., 8.625%, 5/15/2025 (5)	1,300,000	1,446,575
Genuine Parts Co., 1.875%, 11/1/2030 (1)	1,500,000	1,491,716
Home Depot, Inc., 4.250%, 4/1/2046 (1)	2,000,000	2,663,161
L Brands, Inc., 6.950%, 3/1/2033 (1)	1,350,000	1,360,125
Lowe’s Cos., Inc., 3.000%, 10/15/2050 (1)	2,250,000	2,428,445
Ross Stores, Inc., 4.600%, 4/15/2025	2,000,000	2,312,319
Starbucks Corp.:
2.550%, 11/15/2030	1,000,000	1,083,097
3.750%, 12/1/2047	2,000,000	2,333,196
Walgreens Boots Alliance, Inc., 4.100%, 4/15/2050	2,000,000	2,160,600
Walmart, Inc., 3.700%, 6/26/2028	1,000,000	1,181,339

		18,460,573
Semiconductors — 1.3%
Broadcom, Inc., 4.750%, 4/15/2029	2,000,000	2,380,546
KLA Corp., 3.300%, 3/1/2050 (1)	1,750,000	1,976,856
Marvell Technology Group, Ltd., 4.875%, 6/22/2028	1,000,000	1,185,984

		5,543,386
Software — 2.4%
CA, Inc., 4.700%, 3/15/2027 (1)	2,500,000	2,804,872
Citrix Systems, Inc., 3.300%, 3/1/2030	1,000,000	1,074,130

Fiserv, Inc., 4.400%, 7/1/2049	2,000,000	2,662,772
Oracle Corp., 4.000%, 11/15/2047	1,000,000	1,226,076
VMware, Inc., 3.900%, 8/21/2027	2,000,000	2,240,727

		10,008,577
Sovereign — 1.2%
Bermuda Government International Bond, 2.375%, 8/20/2030 (5)	2,500,000	2,601,250
Export-Import Bank of Korea, 3.000%, 11/1/2022 (1)	2,250,000	2,356,764

		4,958,014
Telecommunications — 2.6%
AT&T, Inc.:
4.350%, 6/15/2045 (1)	1,000,000	1,180,772
4.500%, 5/15/2035	2,000,000	2,425,824
Motorola Solutions, Inc.:
4.600%, 2/23/2028	1,000,000	1,185,518
5.500%, 9/1/2044	1,000,000	1,262,112
Telecom Italia Capital SA, 7.200%, 7/18/2036	1,500,000	1,924,725
Verizon Communications, Inc., 4.522%, 9/15/2048	2,000,000	2,696,144

		10,675,095
Transportation — 2.1%
CSX Corp., 3.800%, 4/15/2050	1,500,000	1,909,123
FedEx Corp., 4.050%, 2/15/2048	2,500,000	3,038,356
Union Pacific Corp., 3.250%, 2/5/2050 (1)	2,000,000	2,304,112
United Parcel Service, Inc., 5.200%, 4/1/2040	1,000,000	1,437,758

		8,689,349
Water — 0.3%
American Water Capital Corp., 2.800%, 5/1/2030 (1)	1,000,000	1,105,749

Total Corporate Bonds & Notes (identified cost $358,380,310)		398,561,090

Short-Term Investments — 14.7%

Collateral Pool Investments for Securities on Loan — 11.2%
Collateral pool allocation (3)		46,434,116

Mutual Funds — 3.5%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (4)	14,266,551	14,263,698

Total Short-Term Investments (identified cost $60,698,450)		60,697,814

Total Investments — 111.0% (identified cost $419,078,760)		459,258,904

Other Assets and Liabilities — (11.0)%		(45,500,080)

Total Net Assets — 100.0%		$413,758,824

Core Plus Bond Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities — 1.0%

Credit Cards — 1.0%
Discover Card Execution Note Trust, Class A5, (Series 2018-A5), 3.320%, 3/15/2024	$11,815,000	$12,102,397

Total Asset-Backed Securities (identified cost $11,929,566)		12,102,397

Collateralized Mortgage Obligations — 3.8%
Federal Home Loan Mortgage Corporation — 2.2%
3.244%, 8/25/2027, (Series K068)	6,000,000	6,892,585
3.310%, 5/25/2023, (Series K032) (6)	19,000,000	20,276,831

		27,169,416
Federal National Mortgage Association — 0.9%
3.370%, 7/25/2028, (Series 2018-M10) (6)	10,000,000	11,581,386

Private Sponsor — 0.5%
FREMF Mortgage Trust:
Class B, (Series 2019-K91), 4.252%, 4/25/2051 (5) (6)	3,500,000	4,044,658
Class B, (Series 2019-K95), 3.919%, 8/25/2052 (5) (6)	1,500,000	1,697,417

		5,742,075
WL Collateral CMO — 0.2%
Federal National Mortgage Association, Class 2M2, (Series 2016-C07), 4.522% (LIBOR 1 Month + 435 basis points), 5/25/2029 (6)	2,096,408	2,185,120

Total Collateralized Mortgage Obligations (identified cost $43,134,027)		46,677,997

Commercial Mortgage Securities — 5.3%

Private Sponsor — 5.3%
BANK:
Class A4, (Series 2018-BN12), 4.255%, 5/15/2061 (6)	7,500,000	8,948,091
Class A5, (Series 2017-BNK7), 3.435%, 9/15/2060	10,000,000	11,383,850
Commercial Mortgage Trust, Class D, (Series 2013-CR12), 5.071%, 10/10/2046 (5) (6)	4,500,000	2,290,217
GS Mortgage Securities Trust:
Class B, (Series 2020-GC45), 3.405%, 2/13/2053 (6)	3,500,000	3,789,236
Class D, (Series 2013-GC16), 5.311%, 11/10/2046 (5) (6)	2,000,000	1,938,618
UBS-Barclays Commercial Mortgage Trust, Class A5, (Series 2012-C4), 2.850%, 12/10/2045	9,888,381	10,244,438
Wells Fargo Commercial Mortgage Trust:
Class A4, (Series 2017-C41), 3.472%, 11/15/2050	7,000,000	7,919,307
Class B, (Series 2015-C26), 3.783%, 2/15/2048	7,000,000	7,159,893
Class D, (Series 2015-C26), 3.586%, 2/15/2048 (5)	8,300,000	6,866,069
WFRBS Commercial Mortgage Trust, Class D, (Series 2013-C16), 5.021%, 9/15/2046 (5) (6)	6,609,000	5,043,603

Total Commercial Mortgage Securities (identified cost $61,627,727)		65,583,322

Corporate Bonds & Notes — 43.9%

Aerospace/Defense — 1.2%
BAE Systems PLC:
3.000%, 9/15/2050 (5)	2,500,000	2,656,059
3.400%, 4/15/2030 (5)	4,000,000	4,528,587

Boeing Co., 4.875%, 5/1/2025	3,750,000	4,187,250
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (1) (5)	3,500,000	3,751,580

		15,123,476
Agriculture — 1.8%
Altria Group, Inc., 5.950%, 2/14/2049 (1)	5,000,000	7,144,094
BAT Capital Corp., 4.540%, 8/15/2047 (1)	5,000,000	5,656,814
Bunge, Ltd. Finance Corp., 3.750%, 9/25/2027 (1)	4,000,000	4,465,274
Philip Morris International, Inc., 0.875%, 5/1/2026 (1)	5,000,000	4,994,829

		22,261,011
Airlines — 0.9%
Delta Air Lines, Inc.:
2.900%, 10/28/2024 (1)	2,000,000	1,912,949
3.750%, 10/28/2029 (1)	5,000,000	4,683,995
United Airlines Pass Through Trust, 5.875%, 4/15/2029	4,500,000	4,803,720

		11,400,664
Apparel — 0.5%
Tapestry, Inc., 4.125%, 7/15/2027 (1)	5,500,000	5,846,211

Auto Manufacturers — 2.0%
Cummins, Inc., 1.500%, 9/1/2030 (1)	2,000,000	2,008,125
Ford Motor Co.:
4.750%, 1/15/2043	5,000,000	4,927,125
5.291%, 12/8/2046 (1)	1,500,000	1,506,563
General Motors Co., 5.000%, 10/1/2028 (1)	2,000,000	2,391,780
General Motors Financial Co., Inc., 4.000%, 1/15/2025 (1)	4,000,000	4,381,360
Hyundai Capital America, 3.750%, 7/8/2021 (5)	6,500,000	6,611,376
Navistar International Corp., 9.500%, 5/1/2025 (5)	1,850,000	2,073,156

		23,899,485
Banks — 8.1%
Banco Santander SA, 1.826% (LIBOR 3 Month + 156 basis points), 4/11/2022 (6)	4,000,000	4,045,960
Bank of America Corp., 4.183%, 11/25/2027	7,500,000	8,676,893
Barclays PLC, 5.200%, 5/12/2026	5,000,000	5,800,475
Capital One Financial Corp., 1.263% (LIBOR 3 Month + 95 basis points), 3/9/2022 (6)	1,500,000	1,512,148
CBB International Sukuk Programme Co. SPC, 3.950%, 9/16/2027 (1) (5)	3,500,000	3,598,273
Citigroup, Inc.:
1.388% (LIBOR 3 Month + 107 basis points), 12/8/2021 (6)	1,250,000	1,260,935
1.780% (LIBOR 3 Month + 143 basis points), 9/1/2023 (6)	5,000,000	5,089,427
Goldman Sachs Group, Inc.:
1.354% (LIBOR 3 Month + 111 basis points), 4/26/2022 (6)	5,000,000	5,017,080
4.223%, 5/1/2029	5,000,000	5,941,324
HSBC Holdings PLC, 3.973%, 5/22/2030	4,000,000	4,612,305
ING Groep NV, 4.100%, 10/2/2023 (1)	5,000,000	5,503,865
JPMorgan Chase & Co.:
1.275% (LIBOR 3 Month + 100 basis points), 1/15/2023 (1) (6)	4,000,000	4,036,567
1.418% (LIBOR 3 Month + 110 basis points), 6/7/2021 (6)	5,000,000	5,022,799
2.525%, 11/19/2041 (6)	6,000,000	6,148,793
3.625%, 12/1/2027 (1)	5,000,000	5,674,029
Lloyds Banking Group PLC, 2.907%, 11/7/2023 (1)	7,500,000	7,833,070
Mizuho Financial Group, Inc., 0.989% (LIBOR 3 Month + 63 basis points), 5/25/2024 (6)	3,860,000	3,866,752
Morgan Stanley, 3.950%, 4/23/2027 (1)	5,000,000	5,766,520
PNC Financial Services Group, Inc., 2.200%, 11/1/2024	5,750,000	6,089,404
Regions Financial Corp., 2.250%, 5/18/2025 (1)	3,500,000	3,708,011

		99,204,630
Beverages — 0.8%
Fomento Economico Mexicano SAB de C.V., 3.500%, 1/16/2050 (1)	3,150,000	3,470,843
PepsiCo, Inc., 2.875%, 10/15/2049	5,500,000	6,161,691

		9,632,534
Building Materials — 0.2%
US Concrete, Inc., 5.125%, 3/1/2029 (5)	2,375,000	2,448,150

Chemicals — 1.7%
Braskem Netherlands Finance BV, 4.500%, 1/31/2030 (5)	1,500,000	1,517,700

Chemours Co., 5.750%, 11/15/2028	3,000,000	3,054,375
Nouryon Holding BV, 8.000%, 10/1/2026 (1) (5)	4,500,000	4,829,062
Orbia Advance Corp SAB de C.V., 6.750%, 9/19/2042 (1) (5)	4,400,000	5,755,002
Syngenta Finance NV, 4.892%, 4/24/2025 (1) (5)	5,250,000	5,684,295

		20,840,434
Commercial Services — 1.0%
Element Fleet Management Corp., 3.850%, 6/15/2025 (5)	3,850,000	4,118,690
Quanta Services, Inc., 2.900%, 10/1/2030 (1)	3,500,000	3,748,882
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (5)	4,500,000	4,910,625

		12,778,197
Computers — 0.7%
Dell International LLC:
5.300%, 10/1/2029 (1) (5)	2,500,000	3,024,268
8.350%, 7/15/2046 (5)	2,000,000	2,927,110
Seagate HDD Cayman:
4.091%, 6/1/2029 (5)	1,091,000	1,208,876
4.875%, 6/1/2027 (1)	1,006,000	1,149,911

		8,310,165
Diversified Financial Services — 2.0%
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (1) (5)	5,000,000	5,543,637
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,500,000	1,731,167
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	664,710
Jefferies Group LLC:
4.150%, 1/23/2030 (1)	5,000,000	5,875,842
6.500%, 1/20/2043	1,000,000	1,363,516
Legg Mason, Inc., 4.750%, 3/15/2026 (1)	1,950,000	2,322,328
Synchrony Financial, 3.950%, 12/1/2027	6,500,000	7,217,273

		24,718,473
Electric — 1.5%
Berkshire Hathaway Energy Co.:
2.850%, 5/15/2051 (1) (5)	6,500,000	6,882,423
4.050%, 4/15/2025 (1) (5)	3,500,000	3,997,712
Consumers Energy Co., 2.500%, 5/1/2060 (1)	2,000,000	2,025,868
Duke Energy Florida LLC, 2.500%, 12/1/2029	5,000,000	5,455,112

		18,361,115
Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc., 4.750%, 6/15/2028 (5)	2,500,000	2,618,625

Food — 2.6%
Albertsons Cos. LLC, 5.750%, 3/15/2025 (1)	1,100,000	1,138,522
Conagra Brands, Inc., 5.400%, 11/1/2048	5,000,000	7,231,306
General Mills, Inc., 0.811% (LIBOR 3 Month + 54 basis points), 4/16/2021 (6)	1,725,000	1,728,083
JM Smucker Co., 2.375%, 3/15/2030 (1)	3,700,000	3,883,691
Kraft Heinz Foods Co., 4.375%, 6/1/2046	5,000,000	5,347,997
Kroger Co., 4.450%, 2/1/2047 (1)	5,000,000	6,437,189
Pilgrim’s Pride Corp., 5.750%, 3/15/2025 (5)	5,500,000	5,656,475

		31,423,263
Healthcare-Services — 0.6%
Anthem, Inc., 2.375%, 1/15/2025	5,000,000	5,311,485
Molina Healthcare, Inc., 4.375%, 6/15/2028 (5)	2,500,000	2,627,500

		7,938,985
Insurance — 2.8%
Athene Holding, Ltd., 3.500%, 1/15/2031 (1)	2,000,000	2,121,058
Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	2,500,000	2,743,775
Brighthouse Financial, Inc., 5.625%, 5/15/2030	2,750,000	3,375,990
Five Corners Funding Trust II, 2.850%, 5/15/2030 (1) (5)	5,000,000	5,589,205
Manulife Financial Corp., 2.484%, 5/19/2027	3,500,000	3,790,581
Reinsurance Group of America, Inc., 3.150%, 6/15/2030	3,750,000	4,129,572
Teachers Insurance & Annuity Association of America, 3.300%, 5/15/2050 (5)	4,300,000	4,705,807
Unum Group, 5.750%, 8/15/2042	5,930,000	7,246,308

		33,702,296
Internet — 1.1%
eBay, Inc.:

1.138% (LIBOR 3 Month + 87 basis points), 1/30/2023 (6)	5,000,000	5,055,314
4.000%, 7/15/2042	3,500,000	4,037,749
Expedia Group, Inc., 6.250%, 5/1/2025 (1) (5)	3,500,000	4,002,230

		13,095,293
Leisure Time — 0.3%
Royal Caribbean Cruises, Ltd., 5.250%, 11/15/2022	3,500,000	3,453,520

Lodging — 0.4%
MGM Resorts International, 6.750%, 5/1/2025 (1)	2,375,000	2,555,382
Wyndham Destinations Inc., 5.400%, 4/1/2024	2,250,000	2,410,076

		4,965,458
Machinery-Construction & Mining — 0.4%
Caterpillar Financial Services Corp., 2.850%, 5/17/2024	5,000,000	5,396,684

Media — 1.7%
Charter Communications Operating LLC, 5.375%, 5/1/2047	6,500,000	8,258,205
Discovery Communications LLC, 5.300%, 5/15/2049 (1)	5,000,000	6,472,321
Univision Communications, Inc., 6.625%, 6/1/2027 (5)	1,350,000	1,443,656
ViacomCBS, Inc., 4.375%, 3/15/2043 (1)	3,500,000	4,074,791

		20,248,973
Mining — 0.7%
Corp Nacional del Cobre de Chile, 3.750%, 1/15/2031 (5)	1,200,000	1,356,048
Glencore Funding LLC:
4.000%, 3/27/2027 (1) (5)	5,000,000	5,609,740
4.625%, 4/29/2024 (1) (5)	1,000,000	1,114,919

		8,080,707
Oil & Gas — 2.0%
Diamond Offshore Drilling, Inc., 3.450%, 11/1/2023 (2) (11)	5,000,000	380,725
EQT Corp., 3.900%, 10/1/2027 (1)	1,900,000	1,886,387
Exxon Mobil Corp., 3.095%, 8/16/2049 (1)	6,000,000	6,388,430
Gulfport Energy Corp., 6.000%, 10/15/2024 (2) (11)	5,500,000	3,327,500
Occidental Petroleum Corp., 4.400%, 8/15/2049 (1)	3,750,000	3,053,906
Petroleos Mexicanos, 6.875%, 8/4/2026	2,611,000	2,708,912
Valaris PLC, 5.750%, 10/1/2044 (2) (11)	1,668,000	81,315
Valero Energy Corp., 2.150%, 9/15/2027 (1)	3,000,000	2,991,552
W&T Offshore, Inc., 9.750% 2018 Term Loan, 11/1/2023 (5)	5,500,000	3,537,270

		24,355,997
Pharmaceuticals — 1.6%
Bayer US Finance II LLC, 4.250%, 12/15/2025 (1) (5)	5,000,000	5,730,040
HLF Financing Sarl LLC, 7.250%, 8/15/2026 (5)	2,500,000	2,635,163
Mylan, Inc., 5.200%, 4/15/2048	5,000,000	6,654,731
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046	5,000,000	4,350,000

		19,369,934
Pipelines — 0.5%
Energy Transfer Operating LP, 5.150%, 3/15/2045	4,000,000	4,161,556
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044 (1)	2,000,000	2,100,075

		6,261,631
Real Estate Investment Trusts — 1.9%
EPR Properties, 5.250%, 7/15/2023 (1)	910,000	932,447
iStar, Inc., 5.500%, 2/15/2026	7,000,000	7,030,625
Rexford Industrial Realty LP, 2.125%, 12/1/2030	5,000,000	5,033,253
Service Properties Trust, 4.500%, 3/15/2025	2,500,000	2,379,687
Simon Property Group LP, 3.250%, 9/13/2049 (1)	5,000,000	4,916,033
Welltower, Inc., 4.500%, 1/15/2024 (1)	2,500,000	2,759,953

		23,051,998
Retail — 1.8%
Gap, Inc., 8.625%, 5/15/2025 (5)	2,500,000	2,781,875
L Brands, Inc., 6.950%, 3/1/2033 (1)	1,500,000	1,511,250
Lowe’s Cos., Inc., 3.000%, 10/15/2050 (1)	7,000,000	7,555,161
Ross Stores, Inc., 4.600%, 4/15/2025	3,250,000	3,757,519
Starbucks Corp., 2.550%, 11/15/2030	2,650,000	2,870,208
Walgreens Boots Alliance, Inc., 3.200%, 4/15/2030 (1)	3,500,000	3,798,446

		22,274,459

Semiconductors — 0.8%
Broadcom, Inc., 4.110%, 9/15/2028 (1)	3,000,000	3,442,267
Marvell Technology Group, Ltd., 4.875%, 6/22/2028	5,000,000	5,929,919

		9,372,186
Software — 0.5%
CA, Inc., 4.700%, 3/15/2027 (1)	4,000,000	4,487,796
Oracle Corp., 2.400%, 9/15/2023 (1)	2,000,000	2,104,890

		6,592,686
Telecommunications — 1.2%
CenturyLink, Inc., 7.600%, 9/15/2039 (1)	4,000,000	4,721,120
Motorola Solutions, Inc., 5.500%, 9/1/2044 (1)	3,000,000	3,786,336
Telecom Italia SpA, 5.303%, 5/30/2024 (5)	6,000,000	6,530,250

		15,037,706
Transportation — 0.4%
Penske Truck Leasing Co. LP, 1.200%, 11/15/2025 (1) (5)	5,000,000	5,021,222

Water — 0.0%
American Water Capital Corp., 2.800%, 5/1/2030 (1)	250,000	276,437

Total Corporate Bonds & Notes (identified cost $492,914,447)		537,362,605

U.S. Government & U.S. Government Agency Obligations — 19.6%

U.S. Treasury Bonds & Notes — 19.6%
0.250%, 9/30/2025 (1)	20,000,000	19,907,812
0.375%, 4/30/2025	25,000,000	25,072,266
1.125%, 5/15/2040 (1)	15,000,000	14,441,016
1.500%, 10/31/2024	40,000,000	41,926,562
2.000%, 8/15/2025	25,000,000	26,949,219
2.000%, 2/15/2050	9,830,000	10,850,630
2.250%, 8/15/2049	10,000,000	11,628,906
2.375%, 5/15/2029	5,000,000	5,673,828
2.750%, 6/30/2025	40,000,000	44,413,281
2.875%, 5/15/2049	20,150,000	26,407,520
3.000%, 2/15/2049	5,000,000	6,695,313
3.375%, 11/15/2048	4,000,000	5,703,750

Total U.S. Government & U.S. Government Agency Obligations (identified cost $222,095,463)		239,670,103

U.S. Government Agency-Mortgage Securities — 22.3%

Federal Home Loan Mortgage Corporation — 3.6%
3.000%, 11/1/2042	758,270	805,042
3.000%, 4/1/2043	998,407	1,084,335
3.000%, 4/1/2043	1,636,659	1,772,267
3.000%, 5/1/2043	1,562,319	1,657,504
3.000%, 7/1/2043	6,222,186	6,613,352
3.000%, 9/1/2043	6,423,496	6,825,696
3.000%, 4/1/2045	4,872,915	5,123,181
3.500%, 12/1/2040	620,152	676,946
3.500%, 12/1/2041	446,857	487,895
3.500%, 3/1/2042	165,376	180,566
3.500%, 12/1/2042	356,515	384,499
3.500%, 11/1/2043	3,582,753	3,852,364
3.500%, 1/1/2044	3,501,088	3,754,862
3.500%, 2/1/2044	3,704,859	3,969,755
3.500%, 11/1/2044	2,473,784	2,645,809
4.000%, 4/1/2026	167,683	178,179
4.000%, 12/1/2039	322,853	354,349
4.000%, 12/1/2040	1,678,354	1,835,436
4.000%, 3/1/2041	143,946	158,053
4.000%, 8/1/2041	98,390	108,184
4.000%, 11/1/2041	360,258	396,081
4.500%, 3/1/2039	74,704	83,783

4.500%, 5/1/2039	278,998	313,000
4.500%, 2/1/2040	70,145	78,691
4.500%, 2/1/2041	596,633	670,352
5.000%, 12/1/2035	42,021	48,770
5.000%, 1/1/2038	19,137	22,162
5.000%, 3/1/2038	68,619	79,745
5.000%, 3/1/2038	19,571	22,718
5.000%, 2/1/2039	131,054	145,043
5.000%, 1/1/2040	104,363	121,303
6.000%, 6/1/2037	33,242	39,122
6.000%, 1/1/2038	45,685	53,561

		44,542,605
Federal National Mortgage Association — 18.6%
1.500%, 9/1/2035	19,437,215	19,944,587
2.000%, 7/1/2050	7,266,646	7,550,253
2.000%, 7/1/2050	19,515,307	20,276,961
2.000%, 8/1/2050	9,791,549	10,173,699
2.500%, 4/1/2050	16,539,878	17,354,878
2.500%, 9/1/2050	4,919,789	5,162,211
3.000%, 3/1/2043	2,180,135	2,360,181
3.000%, 7/1/2043	3,951,127	4,191,658
3.000%, 7/1/2043	8,238,984	8,781,331
3.000%, 9/1/2044	4,236,858	4,464,350
3.000%, 1/1/2045	5,529,196	5,845,109
3.000%, 6/1/2045	4,219,699	4,441,930
3.000%, 3/1/2046	7,757,325	8,140,514
3.000%, 7/1/2046	9,670,939	10,141,974
3.000%, 4/1/2049	12,459,145	13,015,929
3.000%, 9/1/2049	13,939,249	14,577,130
3.000%, 9/1/2049	13,851,236	14,477,997
3.000%, 11/1/2049	3,225,911	3,373,578
3.500%, 5/1/2042	733,415	796,086
3.500%, 10/1/2042	510,764	557,778
3.500%, 10/1/2042	480,653	520,233
3.500%, 10/1/2042	598,717	645,226
3.500%, 11/1/2042	312,081	337,679
3.500%, 12/1/2042	683,601	742,247
3.500%, 12/1/2047	2,543,422	2,691,540
3.500%, 3/1/2049	13,826,281	14,566,938
3.500%, 4/1/2049	6,878,471	7,255,053
3.500%, 6/1/2049	10,574,249	11,135,306
3.500%, 10/1/2049	6,406,877	6,756,290
4.000%, 11/1/2040	181,400	198,168
4.000%, 1/1/2041	195,004	212,317
4.000%, 2/1/2041	1,338,165	1,462,678
4.000%, 2/1/2041	222,585	242,176
4.000%, 3/1/2041	127,292	140,916
4.000%, 11/1/2041	197,126	214,088
4.000%, 9/1/2048	3,212,300	3,425,709
4.500%, 6/1/2039	419,904	471,200
4.500%, 8/1/2041	203,731	225,962
5.000%, 7/1/2022	29,737	31,424
5.000%, 3/1/2035	142,877	164,021
5.000%, 5/1/2042	297,693	340,059
5.500%, 2/1/2034	24,791	29,128
5.500%, 8/1/2037	242,897	288,541
5.500%, 6/1/2038	34,349	40,499
6.000%, 12/1/2038	13,235	15,223
6.500%, 10/1/2037	24,676	29,738
6.500%, 11/1/2037	12,451	14,119

		227,824,612
Government National Mortgage Association — 0.1%
4.000%, 10/15/2040	215,143	232,447
4.000%, 12/15/2040	279,728	301,269
4.000%, 4/15/2041	309,202	337,192

5.500%, 8/20/2038	49,370	54,872
5.500%, 2/15/2039	31,636	37,051
6.000%, 12/15/2038	36,461	42,472
6.000%, 1/15/2039	17,114	20,292

		1,025,595

Total U.S. Government Agency-Mortgage Securities (identified cost $263,414,981)		273,392,812

Short-Term Investments — 9.4%

Collateral Pool Investments for Securities on Loan — 9.1%
Collateral pool allocation (3)		111,423,763

Mutual Funds — 0.3%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (4)	3,695,035	3,694,297

Total Short-Term Investments (identified cost $115,118,429)		115,118,060

Total Investments — 105.3% (identified cost $1,210,234,640)		1,289,907,296

Other Assets and Liabilities — (5.3)%		(64,677,841)

Total Net Assets — 100.0%		$1,225,229,455

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2020. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of November 30, 2020. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)	Please refer to Note 2, Securities Lending, in the Additional Information Associated with the Schedule of Investments
(4)	Denotes an investment in an affiliated entity. Please refer to Note 5, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.
(5)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At November 30, 2020 these securities amounted to:

	Amount	% of Total Net Assets
Global Low Volatility Equity Fund	$119,784	2.74%
Disciplined International Equity Fund	714,843	1.78
LGM Emerging Markets Equity Fund	8,872,884	2.77
Ultra Short Tax-Free Fund	72,280,493	12.23
Short Tax-Free Fund	2,530,584	2.20
Short-Term Income Fund	30,101,628	12.49
Intermediate Tax-Free Fund	55,374,251	2.92
Strategic Income Fund	30,430,371	40.23
Corporate Income Fund	77,587,863	18.75
Core Plus Bond Fund	158,907,188	12.97

(6)

Denotes a variable rate security. The rate shown is the current interest rate as of November 30, 2020. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(7)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(8)	Purchased on a when-issued or delayed delivery basis.
(9)

Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(10)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represents 2.34%, as calculated based upon total portfolio market value.
(11)	Issue is in default or bankruptcy.
(12)	Each issue shows the rate of the discount at the time of purchase.

Additional Information Associated with the Schedules of Investments (Unaudited)

1.     Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. As of November 30, 2020, the Corporation consisted of 28 portfolios, including 23 diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, and 5 target risk portfolios whose quarterly report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

Funds	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund (1)	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund (1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund (1)	December 22, 2008	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Strategic Income Fund	December 13, 1992	To maximize total return consistent with current income.
Corporate Income Fund (2)	December 22, 2008	To maximize total return consistent with current income.
Core Plus Bond Fund (3)	December 22, 2008	To maximize total return consistent with current income.
(1)	Collectively referred to as the “International Funds”.

2.    Securities Lending

Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of these collateral securities is discussed in “Investment Valuations” in Note 4 of the Additional Information Associated with the Schedules of Investments. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of November 30, 2020:

Description	Value
BMO Institutional Prime Money Market Fund, 0.130%	$7,476,108

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Global Low Volatility Equity Fund	$219,076	$231,015
Disciplined International Equity Fund	460,695	487,370
Pyrford International Stock Fund	6,290,169	6,757,723

Total	$6,969,940	$7,476,108

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of November 30, 2020 (1)

Description	Value
Atlantic Asset Securitization LLC, 0.140%, 12/15/2020 (2)	$2,499,864
Atlantic Asset Securitization LLC, 0.150%, 12/23/2020 (2)	2,499,771
Atlantic Asset Securitization LLC, 0.210%, 2/25/2021 (2)	2,498,746
Atlantic Asset Securitization LLC, 0.330%, 12/08/2020 (2)	2,999,807
Bank of Nova Scotia, (0.506%) (LIBOR 3 Month + 9 Basis point), 2/16/2021 (3)	3,600,911
Bank of Nova Scotia, 0.269% (LIBOR 3 Month + 40 Basis point), 5/04/2021 (3)	3,506,094
Bank of Nova Scotia, 0.300%, 12/23/2021 (2)	1,999,720
Bedford Row Funding Corp., 0.275% (LIBOR 3 Month + 5 Basis point), 9/20/2021 (3)	3,000,000
Bedford Row Funding Corp., 0.302% (LIBOR 3 Month + 8 Basis point), 10/21/2021 (3)	2,000,000
BlackRock Liquidity Funds FedFund Portfolio, 0.115%, 12/01/2020 (2)	83,456,510
BMO Government Money Market Fund, 0.010%, 12/01/2020 (4)	10,000,000
BMO Institutional Prime Money Market Fund, 0.130%, 12/01/2020 (4)	45,010,996
Cafco LLC, 0.150%, 12/15/2020 (2)	4,999,708
Canadian Imperial Bank of Commerce/New York NY, 0.330%, 3/02/2021 (2)	3,151,361
Collateralized Commercial Paper Co. LLC, 0.200%, 2/03/2021 (2)	1,999,289
Collateralized Commercial Paper Co. LLC, 0.250%, 2/08/2021 (2)	3,248,443
Collateralized Commercial Paper Co. LLC, 0.380%, 2/09/2021 (2)	3,497,414
Collateralized Commercial Paper Co. LLC, 0.400%, 12/01/2020 (2)	3,500,000
CRC Funding LLC, 0.180%, 12/08/2020 (2)	2,499,912
Credit Suisse AG-New York Branch, (0.669%) (LIBOR 3 Month + 7 Basis point), 2/03/2021 (3)	3,750,656
Erste Abwicklungsanstalt, 0.170%, 12/30/2020 (2)	2,499,658
FMS Wertmanagement, 0.170%, 1/25/2021 (2)	3,499,091
Glencove Funding DAC, 0.201% (LIBOR 1 Week + 10 Basis point), 2/19/2021 (3)	5,750,000
Gotham Funding Corp, 0.180%, 1/05/2021 (2)	2,499,563
Gotham Funding Corp, 0.180%, 1/06/2021 (2)	2,499,550
JP Morgan Securities LLC, 0.170%, 12/01/2020 (2)	5,000,000
Liberty Street Funding LLC, 0.180%, 1/11/2021 (2)	2,499,488
LMA Americas LLC, 0.190%, 1/07/2021 (2)	1,999,609
LMA Americas LLC, 0.270%, 6/14/2021 (2)	1,747,441
LMA Americas LLC, 0.350%, 12/07/2020 (2)	3,499,796
LMA Americas LLC, 0.400%, 1/15/2021 (2)	3,498,250
Longship Funding LLC, 0.140%, 12/03/2020 (2)	2,499,981
Longship Funding LLC, 0.180%, 1/08/2021 (2)	1,649,687
Longship Funding LLC, 0.180%, 1/12/2021 (2)	1,999,580
Longship Funding LLC, 0.180%, 1/22/2021 (2)	1,999,480
Longship Funding LLC, 0.200%, 1/26/2021 (2)	1,999,378
Macquarie Bank Ltd., 0.185%, 1/15/2021 (2)	2,999,306
Macquarie Bank Ltd., 0.190%, 12/15/2020 (2)	3,724,725
Macquarie Bank Ltd., 0.240%, 2/08/2021 (2)	2,998,620
Manhattan Asset FDG Co LLC, 0.150%, 12/03/2020 (2)	3,599,970
Manhattan Asset FDG Co LLC, 0.180%, 1/11/2021 (2)	2,499,488
Manhattan Asset FDG Co LLC, 0.190%, 2/01/2021 (2)	2,499,182
Manhattan Asset FDG Co LLC, 0.230%, 4/07/2021 (2)	2,497,971
Nationwide Building Society, 0.170%, 12/10/2020 (2)	2,499,894
Nationwide Building Society, 0.170%, 12/18/2020 (2)	2,999,759
Nationwide Building Society, 0.170%, 12/22/2020 (2)	1,999,802
Nordea Bank Abp, 0.241% (LIBOR 1 Month + 10 Basis point), 9/15/2021 (3)	2,499,335
Nordea Bank Abp, 0.313% (LIBOR 3 Month + 10 Basis point), 5/21/2021 (3)	3,401,925
Old Line Funding LLC, 0.130%, 12/03/2020 (2)	4,999,964
Old Line Funding LLC, 0.140%, 12/21/2020 (2)	2,249,825
Old Line Funding LLC, 0.200%, 2/09/2021 (2)	2,499,028
Old Line Funding LLC, 0.330%, 3/22/2021 (2)	2,497,456
Royal Bank of Canada, 0.331%, 12/16/2021 (2)	2,000,000
Royal Bank of Canada, 0.353% (LIBOR 3 Month + 12 Basis point), 6/18/2021 (3)	3,401,664
Sheffield Receivables Co. LLC, 0.170%, 12/31/2020 (2)	2,749,610
Sheffield Receivables Co. LLC, 0.210%, 2/11/2021 (2)	1,999,160
Sheffield Receivables Co. LLC, 0.240%, 3/08/2021 (2)	2,498,383
Skandinaviska Enskilda Banken AB, 0.320% (LIBOR 3 Month + 11 Basis point), 1/04/2021 (3)	3,500,352
Starbird Funding Corp., 0.180%, 1/12/2021 (2)	3,999,160
Starbird Funding Corp., 0.210%, 4/05/2021 (2)	2,498,177
Starbird Funding Corp., 0.240%, 5/10/2021 (2)	1,997,867

Description	Value
Sumitomo Mitsui Banking Corp., 0.160%, 12/04/2020 (2)	$2,499,967
Sumitomo Mitsui Banking Corp., 0.334% (LIBOR 3 Month + 10 Basis point), 1/06/2021 (3)	3,500,408
Svenska Handelsbanken AB, 0.236% (LIBOR 3 Month + 5 Basis point), 7/30/2021 (3)	2,500,497
Svenska Handelsbanken AB, 0.275% (LIBOR 3 Month + 5 Basis point), 8/31/2021 (3)	2,500,000
Svenska Handelsbanken AB, 0.342% (LIBOR 1 Month + 25 Basis point), 1/04/2021 (3)	3,500,857
Swedish Export Credit Corp., 0.270%, 12/01/2020 (2)	4,000,000
Toronto-Dominion Bank, 0.360% (LIBOR 3 Month + 11 Basis point), 6/10/2021 (3)	3,502,191
Versailles Commercial Paper LLC, 0.150%, 12/01/2020 (2)	5,000,000
Versailles Commercial Paper LLC, 0.160%, 12/02/2020 (2)	4,030,982
Victory Receivables Corp., 0.150%, 12/01/2020 (2)	2,000,000
Victory Receivables Corp., 0.180%, 1/19/2021 (2)	2,499,388
Victory Receivables Corp., 0.190%, 1/08/2021 (2)	2,499,499
Victory Receivables Corp., 0.190%, 2/04/2021 (2)	2,499,142
Victory Receivables Corp., 0.200%, 1/06/2021 (2)	2,999,400
Other	(15,627)

Total	$349,487,081

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Low Volatility Equity Fund	$23,501,224	$24,135,616
Dividend Income Fund	16,522,506	16,968,515
Large-Cap Value Fund	27,609,223	28,354,507
Large-Cap Growth Fund	36,082,463	37,056,473
Mid-Cap Value Fund	7,062,419	7,253,062
Mid-Cap Growth Fund	6,187,176	6,354,193
Small-Cap Value Fund	8,467,857	8,696,438
Small-Cap Growth Fund	20,898,540	21,462,676
Short-Term Income Fund	29,335,201	30,127,076
Strategic Income Fund	10,925,717	11,220,646
Corporate Income Fund	45,213,619	46,434,116
Core Plus Bond Fund	108,495,047	111,423,763

Total	$340,300,992	$349,487,081

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.
(2)	Each issue shows the rate of the discount at the time of purchase.
(3)

Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2020.

(4)	Denotes an investment in an affiliated entity. Please refer to Note 5, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.

3.     Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase, and of sufficient credit quality, are valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when a significant decrease occurs in the trade volume and/or frequency for an asset, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Funds’ adoption was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended November 30, 2020 the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. The Funds did not hold any Level 3 securities as of November 30, 2020.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Funds’ assets:

	Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$238,253,293	$—	$—	$238,253,293
Short-Term Investments	3,937,227	24,135,616	—	28,072,843

Total	$242,190,520	$24,135,616	$—	$266,326,136

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$253,621,827	$—	$—	$253,621,827
Short-Term Investments	5,260,735	16,968,515	—	22,229,250

Total	$258,882,562	$16,968,515	$—	$275,851,077

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$271,324,396	$—	$—	$271,324,396
Short-Term Investments	2,095,302	28,354,507	—	30,449,809

Total	$273,419,698	$28,354,507	$—	$301,774,205

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$451,875,750	$—	$—	$451,875,750
Short-Term Investments	9,082,015	37,056,473	—	46,138,488

Total	$460,957,765	$37,056,473	$—	$498,014,238

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$42,134,575	$—	$—	$42,134,575
Short-Term Investments	643,155	7,253,062	—	7,896,217

Total	$42,777,730	$7,253,062	$—	$50,030,792

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$29,565,742	$—	$—	$29,565,742
Short-Term Investments	594,480	6,354,193	—	6,948,673

Total	$30,160,222	$6,354,193	$—	$36,514,415

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$55,508,839	$—	$—	$55,508,839
Short-Term Investments	1,042,982	8,696,438	—	9,739,420

Total	$56,551,821	$8,696,438	$—	$65,248,259

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$100,877,337	$—	$—	$100,877,337
Short-Term Investments	1,668,438	21,462,676	—	23,131,114

Total	$102,545,775	$21,462,676	$—	$124,008,451

	Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$34,409	$—	$—	$34,409
Bermuda	50,854	—	—	50,854
Canada	304,754	—	—	304,754
Cayman Islands	144,507	—	—	144,507
China	33,341	—	—	33,341
Czech Republic	36,836	—	—	36,836
France	31,931	—	—	31,931
Germany	11,109	—	—	11,109
Hong Kong	164,962	—	—	164,962
Hungary	11,598	—	—	11,598
Israel	66,059	—	—	66,059
Italy	195,868	—	—	195,868
Japan	636,179	—	—	636,179
Mexico	54,272	—	—	54,272
Netherlands	128,650	—	—	128,650
New Zealand	122,824	—	—	122,824
Philippines	114,733	—	—	114,733
Portugal	13,863	—	—	13,863
Singapore	127,908	—	—	127,908
South Africa	59,139	—	—	59,139
South Korea	12,297	—	—	12,297
Spain	36,055	—	—	36,055
Switzerland	241,578	—	—	241,578
Taiwan	225,903	—	—	225,903
United Kingdom	63,510	—	—	63,510
United States	1,305,071	—	—	1,305,071
Short-Term Investments	351,647	—	—	351,647

Total	$4,579,857	$—	$—	$4,579,857

	Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,331,245	$—	$—	$3,331,245
China	657,713	—	—	657,713
Denmark	985,774	—	—	985,774
Finland	467,853	—	—	467,853
France	3,606,177	—	—	3,606,177
Germany	2,145,736	—	—	2,145,736
Hong Kong	752,579	—	—	752,579
Italy	2,033,595	—	—	2,033,595
Japan	8,367,831	—	—	8,367,831
Netherlands	2,699,199	—	—	2,699,199
New Zealand	332,268	—	—	332,268
Norway	535,719	—	—	535,719
Singapore	1,554,229	—	—	1,554,229
Spain	499,576	—	—	499,576
Sweden	991,007	—	—	991,007
Switzerland	5,580,675	—	—	5,580,675
United Kingdom	3,654,569	—	—	3,654,569
Short-Term Investments	2,129,062	—	—	2,129,062

Total	$40,324,807	$—	$—	$40,324,807

	Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$72,084,445	$—	$—	$72,084,445
Finland	19,091,438	—	—	19,091,438
France	52,305,470	—	—	52,305,470
Germany	52,538,198	—	—	52,538,198
Hong Kong	31,666,095	—	—	31,666,095
Indonesia	13,711,172	—	—	13,711,172
Japan	97,286,886	—	—	97,286,886
Malaysia	20,776,136	—	—	20,776,136
Netherlands	16,304,976	—	—	16,304,976
Norway	13,413,725	—	—	13,413,725
Singapore	37,533,117	—	—	37,533,117
Sweden	10,046,284	—	—	10,046,284
Switzerland	76,248,963	—	—	76,248,963
Taiwan	27,553,415	—	—	27,553,415
United Kingdom	133,275,407	—	—	133,275,407
Preferred Stocks
Germany	12,049,337	—	—	12,049,337
Short-Term Investments	18,613,888	—	—	18,613,888

Total	$704,498,952	$—	$—	$704,498,952

	LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$8,616,667	$—	$—	$8,616,667
Cayman Islands	13,880,610	—	—	13,880,610
China	36,798,835	—	—	36,798,835
Hong Kong	31,623,420	—	—	31,623,420
India	78,995,733	—	—	78,995,733
Indonesia	10,680,519	—	—	10,680,519
Jersey	8,872,884	—	—	8,872,884
Mexico	11,938,885	—	—	11,938,885
Netherlands	11,326,068	—	—	11,326,068
Nigeria	4,161,477	—	—	4,161,477
Portugal	6,015,188	—	—	6,015,188
Russia	12,609,951	—	—	12,609,951
South Africa	18,499,579	—	—	18,499,579
South Korea	4,808,445	—	—	4,808,445
Taiwan	19,471,187	—	—	19,471,187
United Kingdom	7,159,762	—	—	7,159,762
United States	5,358,564	—	—	5,358,564
Vietnam	7,678,532	—	—	7,678,532
Common Stock Units	7,814,262	—	—	7,814,262

	LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$15,148,580	$—	$—	$15,148,580

Total	$321,459,148	$—	$—	$321,459,148

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$562,438,466	$—	$562,438,466
Mutual Funds	—	20,320,000	—	20,320,000
Repurchase Agreements	—	143,376	—	143,376
Short-Term Investments	—	6,200,000	—	6,200,000

Total	$—	$589,101,842	$—	$589,101,842

	Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$113,608,881	$—	$113,608,881
Repurchase Agreements	—	214,921	—	214,921

Total	$—	$113,823,802	$—	$113,823,802

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$42,378,514	$—	$42,378,514
Collateralized Mortgage Obligations	—	7,431,478	—	7,431,478
Commercial Mortgage Securities	—	7,570,901	—	7,570,901
Corporate Bonds & Notes	—	136,394,297	—	136,394,297
U.S. Government & U.S. Government Agency Obligations	—	39,478,195	—	39,478,195
U.S. Government Agency-Mortgage Securities	—	5,046,399	—	5,046,399
Short-Term Investments	1,911,170	30,127,076	—	32,038,246

Total	$1,911,170	$268,426,860	$—	$270,338,030

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,872,478,151	$—	$1,872,478,151
Mutual Funds	—	10,000,000	—	10,000,000
Repurchase Agreements	—	129,468	—	129,468

Total	$—	$1,882,607,619	$—	$1,882,607,619

	Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$140,398	$—	$140,398
Collateralized Mortgage Obligations	—	7,515,386	—	7,515,386
Commercial Mortgage Securities	—	3,181,839	—	3,181,839
Common Stocks	377,745	—	—	377,745
Corporate Bonds & Notes	—	60,359,128	—	60,359,128
U.S. Government Agency-Mortgage Securities	—	1,548,609	—	1,548,609
Short-Term Investments	2,024,312	11,220,646	—	13,244,958

Total	$2,402,057	$83,966,006	$—	$86,368,063

	Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$398,561,090	$—	$398,561,090
Short-Term Investments	14,263,698	46,434,116	—	60,697,814

Total	$14,263,698	$444,995,206	$—	$459,258,904

	Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$12,102,397	$—	$12,102,397
Collateralized Mortgage Obligations	—	46,677,997	—	46,677,997
Commercial Mortgage Securities	—	65,583,322	—	65,583,322
Corporate Bonds & Notes	—	537,362,605	—	537,362,605

	Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
U.S. Government & U.S. Government Agency Obligations	$—	$239,670,103	$—	$239,670,103
U.S. Government Agency-Mortgage Securities	—	273,392,812	—	273,392,812
Short-Term Investments	3,694,297	111,423,763	—	115,118,060

Total	$3,694,297	$1,286,212,999	$—	$1,289,907,296

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.

4.    Derivative Holdings and Activity Detail

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, or to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.     Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2020 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value, Beginning of Period	Purchases (1)	Sales Proceeds (1)		Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Institutional Prime Money Market Fund, Premier Class, 0.190%
Low Volatility Equity Fund	$4,254,460	$18,969,440	$19,286,148		$457	$(982)	$3,937,227	$429	$—
Dividend Income Fund	5,160,131	8,764,294	8,663,494		251	(447)	5,260,735	473	—
Large-Cap Value Fund	3,589,882	9,222,358	10,717,044		369	(263)	2,095,302	292	—
Large-Cap Growth Fund	2,951,726	24,524,784	18,393,345		(216)	(934)	9,082,015	687	—
Mid-Cap Value Fund	1,403,585	4,627,969	5,388,544		281	(136)	643,155	66	—
Mid-Cap Growth Fund	1,582,909	12,562,287	13,550,873		258	(101)	594,480	110	—
Small-Cap Value Fund	1,651,709	3,557,260	4,166,135		169	(21)	1,042,982	103	—
Small-Cap Growth Fund	1,915,098	7,931,695	8,178,543		248	(60)	1,668,438	121	—
Global Low Volatility Equity Fund	172,064	263,717	315,167		22	(4)	120,632	9	—
Disciplined International Equity Fund	885,003	4,518,115	3,761,367		17	(76)	1,641,692	83	—
Pyrford International Stock Fund	30,794,964	23,745,274	42,684,296		1,159	(936)	11,856,165	2,555	—
LGM Emerging Markets Equity Fund	5,950,565	37,085,201	27,885,355		(316)	(1,515)	15,148,580	989	—
Short-Term Income Fund	7,069,356	26,583,783	31,741,189		1,223	(2,003)	1,911,170	758	—
Strategic Income Fund	702,920	12,272,605	10,950,740		(162)	(311)	2,024,312	269	—
Corporate Income Fund	18,017,006	46,300,896	50,053,174		1,203	(2,233)	14,263,698	1,574	—
Core Plus Bond Fund	24,129,137	99,373,555	119,808,497		3,769	(3,667)	3,694,297	2,332	—

Collateral Investment for Securities on Loan in BMO Institutional Prime Money Market Fund, Premier Class, 0.190%
Global Low Volatility Equity Fund	430,413	332,230	531,628		—	—	231,015	—	—
Disciplined International Equity Fund	532,390	1,207,110	1,252,130		—	—	487,370	—	—
Pyrford International Stock Fund	17,734,286	79,611,471	90,588,034		—	—	6,757,723	—	—

Collateral Pool Pro Rata Allocation for Securities on Loan in BMO Government Money Market Fund, Premier Class, 0.010%
Low Volatility Equity Fund	513,206	177,395	—		—	—	690,601	4	—
Dividend Income Fund	1,054,246	—	568,720	1	—	—	485,526	7	—
Large-Cap Value Fund	1,334,152	—	522,834		—	—	811,318	10	—
Large-Cap Growth Fund	1,086,000	—	25,690		—	—	1,060,310	8	—
Mid-Cap Value Fund	222,430	—	14,896		—	—	207,534	2	—
Mid-Cap Growth Fund	318,797	—	136,982		—	—	181,815	4	—
Small-Cap Value Fund	160,341	88,493	—		—	—	248,834	2	—
Small-Cap Growth Fund	498,064	116,055	—		—	—	614,119	5	—
Short-Term Income Fund	622,366	239,671	—		—	—	862,037	13	—
Strategic Income Fund	186,808	134,253	—		—	—	321,061	8	—
Corporate Income Fund	1,440,121	—	111,485		—	—	1,328,636	27	—
Core Plus Bond Fund	1,563,469	1,624,740	—		—	—	3,188,209	38	—

Collateral Pool Pro Rata Allocation for Securities on Loan in BMO Institutional Prime Money Market Fund, Premier Class, 0.190%
Low Volatility Equity Fund	7,985,080	—	4,876,616		—	—	3,108,464	19	—
Dividend Income Fund	16,403,255	—	14,217,853		—	—	2,185,402	31	—
Large-Cap Value Fund	20,758,364	—	17,106,542		—	—	3,651,822	44	—
Large-Cap Growth Fund	16,897,322	—	12,124,760		—	—	4,772,562	36	—
Mid-Cap Value Fund	3,460,834	—	2,526,701		—	—	934,133	11	—
Mid-Cap Growth Fund	4,960,240	—	4,141,873		—	—	818,367	17	—
Small-Cap Value Fund	2,494,785	—	1,374,757		—	—	1,120,028	11	—
Small-Cap Growth Fund	7,749,483	—	4,985,271		—	—	2,764,212	24	—
Short-Term Income Fund	9,683,533	—	5,803,419		—	—	3,880,114	60	—
Strategic Income Fund	2,906,585	—	1,461,460		—	—	1,445,125	36	—
Corporate Income Fund	22,407,164	—	16,426,840		—	—	5,980,324	121	—
Core Plus Bond Fund	24,326,355	—	9,975,912		—	—	14,350,443	169	—

(1) Includes adjustment for net change in Collateral Pool Pro Rata Allocation of value, at end of period.